As filed with the Securities and Exchange Commission on May 30, 2002

                                                Securities Act File No. 33-33617
                                       Investment Company Act File No. 811-06051

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                           PRE-EFFECTIVE AMENDMENT NO.                     / /


                         POST-EFFECTIVE AMENDMENT NO. 29                   /X/

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/


                                Amendment No. 31                           /X/

                        (Check appropriate box or boxes)

                                  ------------
                                 GALAXY FUND II
                    (formerly named IBM CREDIT MUTUAL FUNDS)
               (Exact Name of Registrant as Specified in Charter)
                               4400 Computer Drive
                                  P.O. Box 5108
                      Westborough, Massachusetts 01581-5108
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (877) 289-4252


                                W. Bruce McConnel
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                     (Name and Address of Agent for Service)


                                    Copy to:


                       Gregory Sackos, Assistant Secretary
                                    PFPC Inc.
                               4400 Computer Drive
                                  P.O. Box 5108
                      Westborough, Massachusetts 01581-5108


                                  ------------

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)

/ / On (date) pursuant to paragraph (b)
       ------

/X/ 60 days after filing pursuant to paragraph (a)(1)
/ / On (date) pursuant to paragraph (a)(1)
       ------
/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2) of Rule 485.
       ------
If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 GALAXY FUND II
                                  ("GALAXY II")

                       GALAXY II LARGE COMPANY INDEX FUND
                       GALAXY II SMALL COMPANY INDEX FUND
                          GALAXY II UTILITY INDEX FUND
                       GALAXY II U.S. TREASURY INDEX FUND
                          GALAXY II MUNICIPAL BOND FUND
                                  (THE "FUNDS")

                  SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2001
                            AND REDATED JULY 29, 2002


This Supplement to the Prospectus supersedes and replaces all existing supplements to the Prospectus. This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                                    * * * * *

1.       PROPOSED REORGANIZATION

         The Board of Trustees of Galaxy II is considering a proposed reorganization of Galaxy II with Liberty Funds Trust I ("Liberty"), an investment company that is part of the Liberty Funds family. If approved by the Board of Trustees, it is expected that the proposed reorganization will be submitted to a vote of the shareholders of Galaxy II at a meeting to be held on or about October 4, 2002. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Galaxy II Funds will be transferred to similar funds of Liberty, and the shareholders of the Galaxy II Funds will become shareholders of the Liberty funds. Pursuant to Liberty's current reorganization proposal, if approved, each Galaxy II Fund would reorganize into the corresponding Liberty fund indicated below:

                  GALAXY II FUND               CORRESPONDING LIBERTY FUND

         Large Company Index Fund              Large Company Index Fund
         Small Company Index Fund              Small Company Index Fund
         Utility Index Fund                    Utilities Fund
         U.S. Treasury Index Fund              U.S. Treasury Index Fund
         Municipal Bond Fund                   Intermediate Tax-Exempt Bond Fund

2.       GALAXY II LARGE COMPANY INDEX FUND

a.       The second sentence of the first paragraph under the heading
"The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P 500.

b. The following information replaces the sidenote entitled "Market capitalization" on page 3 of the Prospectus:

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors. The average market capitalization of the companies included in the S&P 500 as of March 28, 2002 was approximately $21 billion.

c. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 4 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1992         7.09%
1993         9.61%
1994         0.96%
1995        37.10%
1996        22.54%
1997        32.81%
1998        28.06%
1999        20.49%
2000        -9.08%
2001       -12.22%

[Footnote to bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 0.25%.

Best Quarter:             21.23% for the quarter ending December 31, 1998
Worst Quarter:           -14.72% for the quarter ending September 30, 2001

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001 as compared to the S&P 500. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            1 YEAR          5 YEARS        10 YEARS        SINCE INCEPTION
Large Company Index Fund Before Taxes      -12.22%          10.34%          12.53%         14.37% (10/1/90)
Large Company Index Fund After Taxes
on Distributions                           -13.42%           8.83%          11.09%         12.96% (10/1/90)
Large Company Index Fund After Taxes
on Distributions and Sale of Fund
Shares                                      -6.63%           8.30%          10.24%         12.00% (10/1/90)
S&P 500 (reflects no deduction for
fees, expenses or taxes)                   -11.88%          10.70%          12.93%         14.95% (since 9/30/90)

d. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 5 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

MAXIMUM SALES CHARGE (LOAD) ON            MAXIMUM DEFERRED SALES CHARGE (LOAD)
   PURCHASE SHOWN AS A %                   SHOWN AS A % OF THE OFFERING PRICE      REDEMPTION FEE (AS A % OF AMOUNT
   OF THE OFFERING PRICE                    OR SALE PRICE, WHICHEVER IS LESS            REDEEMED IF APPLICABLE)
            None                                         None                                    (2)

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
            0.10%                          None                         0.40%                        0.50%

------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)  There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                               1 YEAR             3 YEARS            5 YEARS            10 YEARS
Large Company Index Fund        $51                $160                $280               $628

3.       GALAXY II SMALL COMPANY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 6 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P SmallCap 600.

b. The following information replaces the sidenote entitled "Market capitalization" on page 7 of the Prospectus:

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors. The average market capitalization of the companies included in the S&P SmallCap 600 as of March 28, 2002 was approximately $672 million.

c. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 8 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1992        12.27%
1993        11.35%
1994        -3.66%
1995        33.11%
1996        19.67%
1997        23.56%
1998        -1.75%
1999        11.66%
2000        11.00%
2001         6.20%

[Footnote to bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 6.96%.

Best Quarter:                     22.13% for the quarter ending March 31, 1991
Worst Quarter:                   -20.89% for the quarter ending September 30, 1998

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to the S&P SmallCap 600. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       1 YEAR     5 YEARS      10 YEARS          SINCE INCEPTION
Small Company Index Fund Before Taxes                   6.20%      9.83%        11.86%     14.99% (10/1/90)
Small Company Index Fund After Taxes on
Distributions                                           4.85%      5.97%        9.09%      12.32% (10/1/90)
Small Company Index Fund After Taxes on
Distributions and Sale of Fund Shares                   4.65%      6.98%        9.09%      12.03% (10/1/90)
S&P SmallCap 600 (reflects no deduction for fees,
expenses or taxes)                                      6.51%      10.65%       13.61%     16.33% (since 9/30/90)

d. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 9 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

MAXIMUM SALES CHARGE (LOAD) ON           MAXIMUM DEFERRED SALES CHARGE (LOAD)
PURCHASE SHOWN AS A % OF THE             SHOWN AS A % OF THE OFFERING PRICE      REDEMPTION FEE (AS A % OF AMOUNT
       OFFERING PRICE                     OR SALE PRICE, WHICHEVER IS LESS            REDEEMED IF APPLICABLE)
            None                                    None                                         (2)

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
            0.10%                          None                         0.31%                        0.41%


------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)  There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                             1 YEAR              3 YEARS             5 YEARS             10 YEARS
Small Company Index Fund                      $42                 $132                 $230                $518

4.       GALAXY II UTILITY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 10 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of companies in the utilities industry that are included in the S&P Utilities Index.

b. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 12 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994        -8.64%
1995        37.08%
1996         3.47%
1997        28.51%
1998        14.77%
1999        -9.49%
2000        59.35%
2001       -31.71%

[Footnote to bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 2.68%.

Best Quarter:                     32.70% for the quarter ending September 30, 2000
Worst Quarter:                    -18.56% for the quarter ending September 30, 2001

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to the S&P Utilities Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                          1 YEAR          5 YEARS             SINCE INCEPTION
Utility Index Fund Before Taxes                           -31.71%          7.75%       8.80% (1/5/93)
Utility Index Fund After Taxes on Distributions           -35.24%          4.24%       5.88% (1/5/93)
Utility Index Fund After Taxes on Distributions and
Sale of Fund Shares                                       -17.13%          5.29%       6.20% (1/5/93)
S&P Utilities Index (reflects no deduction for
fees, expenses or taxes)                                  -30.44%          7.29%       8.01% (since 12/31/92)

c. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 13 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

MAXIMUM SALES CHARGE (LOAD) ON           MAXIMUM DEFERRED SALES CHARGE (LOAD)
PURCHASE SHOWN AS A % OF                  SHOWN AS A % OF THE OFFERING PRICE      REDEMPTION FEE (AS A % OF AMOUNT
     THE OFFERING PRICE                    OR SALE PRICE, WHICHEVER IS LESS            REDEEMED IF APPLICABLE)
           None                                         None                                      (2)

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
            0.10%                          None                         0.31%                        0.41%

------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)  There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                       1 YEAR               3 YEARS               5 YEARS              10 YEARS
Utility Index Fund                      $42                   $132                 $230                  $518

5.       GALAXY II U.S. TREASURY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 14 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index.

b. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 15 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1992         6.77%
1993        10.21%
1994        -3.69%
1995        18.06%
1996         2.21%
1997         9.27%
1998         9.76%
1999        -2.85%
2000        13.13%
2001         6.28%

[Footnote to the bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was -0.96%.

Best Quarter:                      6.15% for the quarter ending June 30, 1995
Worst Quarter:                    -2.93% for the quarter ending March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to the U.S. Treasury Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                              1 YEAR         5 YEARS          10 YEARS            SINCE INCEPTION
U.S. Treasury Index Fund Before Taxes          6.28%          6.98%             6.72%        7.40% (6/4/91)
U.S. Treasury Index Fund After Taxes on
Distributions                                  4.01%          4.49%             4.08%        4.79% (6/4/91)
U.S. Treasury Index Fund After Taxes on
Distributions and Sale of Fund Shares          3.80%          4.34%             4.08%        4.70% (6/4/91)
U.S. Treasury Index (reflects no
deduction for fees, expenses or taxes)         6.73%          7.34%             7.09%        7.77% (since 5/31/91)

For current yield information, please call 1-877-289-4252.

c. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 16 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

MAXIMUM SALES CHARGE (LOAD) ON           MAXIMUM DEFERRED SALES CHARGE (LOAD)
 PURCHASE SHOWN AS A % OF                 SHOWN AS A % OF THE OFFERING PRICE      REDEMPTION FEE (AS A % OF AMOUNT
    THE OFFERING PRICE                     OR SALE PRICE, WHICHEVER IS LESS            REDEEMED IF APPLICABLE)
          None                                          None                                     (2)

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
            0.10%                          None                         0.33%                        0.43%

------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                              1 YEAR             3 YEARS             5 YEARS            10 YEARS
U.S. Treasury Index Fund                       $44                 $138               $241                $542

6.       GALAXY II MUNICIPAL BOND FUND

a. The first paragraph under the heading "The Fund's main investment strategies" on page 17 of the Prospectus is revised to read as follows:

         Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in municipal bonds and other municipal securities that pay interest which is exempt from federal income taxes (including the federal alternative minimum tax).

b. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 19 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994        -5.59%
1995        14.63%
1996         3.56%
1997         7.23%
1998         5.46%
1999        -1.16%
2000         8.69%
2001         5.18%

[Footnote to the bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 0.79%.

Best Quarter:               6.09% for the quarter ending March 31, 1995
Worst Quarter:             -4.89% for the quarter ending March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        1 YEAR            5 YEARS       SINCE INCEPTION
Municipal Bond Fund Before Taxes                         5.18%             5.03%        5.18% (4/15/93)
Municipal Bond Fund After Taxes on Distributions         5.18%             5.03%        5.18% (4/15/93)

                                                        1 YEAR            5 YEARS       SINCE INCEPTION
Municipal Bond Fund After Taxes on Distributions
and Sale of Fund Shares                                  4.73%             4.91%        5.07% (4/15/93)
Lehman Brothers Quality Intermediate Municipal
Bond Index (reflects no deduction for fees,
expenses or taxes)                                       5.52%             5.52%        5.46% (since 6/30/93)*

* The Lehman Brothers Quality Intermediate Municipal Bond Index started on June 30, 1993.

For current yield information, please call 1-877-289-4252.

c. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 20 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

MAXIMUM SALES CHARGE (LOAD) ON           MAXIMUM DEFERRED SALES CHARGE (LOAD)
  PURCHASE SHOWN AS A % OF                SHOWN AS A % OF THE OFFERING PRICE      REDEMPTION FEE (AS A % OF AMOUNT
     THE OFFERING PRICE                    OR SALE PRICE, WHICHEVER IS LESS            REDEEMED IF APPLICABLE)
           None                                        None                                      (2)

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
            0.25%                          None                         0.35%                        0.60%


------------

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.
(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
Municipal Bond Fund        $61                 $192                 $335                 $750

7.   INVESTOR GUIDELINES

The following information replaces the sidenote entitled "Tax-equivalent yield" on page 22 of the Prospectus:

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 38.6% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.14%. On the other hand, if you earn 10% on a tax-exempt fund, your after-tax return is also 10% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.14% on a tax-exempt fund than if you earn a 10% return on a taxable fund before federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

8.       FUND MANAGEMENT

a. The second sentence of the second paragraph under the heading "Adviser" on page 23 of the Prospectus is revised to read as follows:

         As of March 31, 2002, the Adviser managed over $96.1 billion in assets.

b. The following information replaces the section entitled "Fund management - Management fees" on page 23 of the Prospectus:

The management fees paid to the Advisor by the Funds during the last fiscal year are set forth below.


                                                            MANAGEMENT FEE
                                                               AS A % OF
                     FUND                                 AVERAGE NET ASSETS
Large Company Index Fund                                         0.10%
Small Company Index Fund                                         0.10%
Utility Index Fund                                               0.10%
U.S. Treasury Index Fund                                         0.10%
Municipal Bond Fund                                              0.25%

9.       HOW TO INVEST IN THE FUNDS

a. The telephone number for buying shares directly from Galaxy II's distributor as set forth under the heading "Buying, selling and exchanging shares - How to buy shares" on page 24 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares - How to buy shares - Buying by mail" on page 24 of the Prospectus has been changed to:

                                    Galaxy Fund II
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 25 of the Prospectus:

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

-    $1,000 for regular accounts
-    $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts
-    $25 for college savings accounts, including Education IRA accounts

There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See GALAXY II INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

d. The first two paragraphs under the heading "Buying, selling and exchanging shares - How to buy shares - Buying by wire" on page 25 of the Prospectus are revised to read as follows:

You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-345-6611 to obtain a control number and wiring instructions.

Before making an initial investment by wire, you must complete an account application and send it to Galaxy Fund II, c/o Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy II. Call Galaxy II's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares - Buying by wire" on page 25 of the Prospectus:

BUYING BY ELECTRONIC FUNDS TRANSFER

You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-345-6611. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

f. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares - How to sell shares - Selling by mail" on page 25 of the Prospectus has been changed to:

                           Galaxy Fund II
                           c/o Liberty Funds Services, Inc.
                           P.O. Box 8081
                           Boston, MA  02266-8081

g. The first sentence under the heading "Buying, selling and exchanging shares - Selling by phone" on page 26 of the Prospectus is deleted and replaced with the following:

You can sell shares and request that a check be sent to your address of record by calling Galaxy II's distributor at 1-800-345-6611, unless you have notified Galaxy II of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

h. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 26 of the Prospectus is deleted and replaced with the following:

When selling your shares by mail, you must have your signature guaranteed.

i. The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares - How to sell shares - Selling by wire" on page 26 of the Prospectus is deleted.

j. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares - How to exchange shares" on page 26 of the Prospectus is revised to read as follows:

You may exchange shares of a Fund for shares of any other Galaxy II Fund or for shares of any other fund that's managed by the Adviser or any of its affiliates in which you have an existing account.

k. The section entitled "To exchange shares" under the heading "Buying, selling and exchanging shares - How to exchange shares" on page 26 of the Prospectus is revised to read as follows:

To exchange shares:

-   ask your financial adviser
- call Galaxy II's distributor or use the InvestConnect voice response line at 1-800-345-6611
-   send your request in writing to:

       Galaxy Fund II
       c/o Liberty Funds Services, Inc.
       P.O. Box 8081
       Boston, MA  02266-8081

Galaxy II doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy II may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

l. Add the following paragraph to the section entitled "Buying, selling and exchanging shares - Other transaction policies" on pages 26-27 of the Prospectus.

If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

10.      DIVIDENDS, DISTRIBUTION AND TAXES

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes - Dividends and capital gains distributions" on page 28 of the Prospectus is deleted and replaced with the following:

When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

- Reinvest all dividends and distributions in additional shares of your current Fund
- Reinvest all dividends and distributions in shares of another Galaxy II Fund or in shares of any other fund advised by the Adviser or any of its affiliates
-    Receive dividends in cash (see options below) and reinvest capital gains
- Receive all dividends and distributions in cash (with one of the following options):

     -    send the check to your address of record
     -    send the check to a third party address
     -    transfer the money to your bank via electronic funds transfer

If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

b. The following two sentences are added at the end of the fifth paragraph under the heading "Federal taxes" on page 28 of the Prospectus:

Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

11.      GALAXY II INVESTOR PROGRAMS

a. The telephone number (i) in the last paragraph under the heading "Retirement plans" and (ii) in the paragraph under the heading "Other programs" on page 30 of the Prospectus is changed to 1-800-799-7526.

b. The last sentence under the heading "Other programs - Automatic investment program" on page 30 of the Prospectus is revised to read as follows:

The minimum investment is $50.

c. The first and third sentences in the paragraph under the heading "Other investment programs - College investment program" on page 30 of the Prospectus are revised to read as follows:

The minimum for initial and additional investments in the College investment program is $25 ....

The minimum for initial and additional investments in an Education IRA is $25.

d. The following sections are added following the section entitled "Other investor programs - Automatic investment plan" on page 30 of the Prospectus:

AUTOMATED DOLLAR COST AVERAGING

You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy II Fund or from any other fund that's advised by the Adviser or any of its affiliates. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

DIVIDEND DIVERSIFICATION

You may automatically invest dividends distributed by another fund that's advised by the Adviser or any of its affiliates in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

e. The first paragraph under the heading "Other programs - Systematic withdrawal plan" on page 30 of the Prospectus is revised to read as follows:

You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

f. The address to which to mail your instructions to cancel your participation in any of Galaxy II's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Other investment programs" on page 30 of the Prospectus has been changed to:

                                    Galaxy Fund II
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081

12.      HOW TO REACH GALAXY

a. The telephone number (i) in the paragraph under the heading "Galaxy II shareholder services" and (ii) in the first paragraph under the heading "InvestConnect" on page 31 of the Prospectus has been changed to 1-800-345-6661.

b. The telephone number for contacting Galaxy II if you live outside the United States as set forth in the second paragraph under the heading "InvestConnect" on page 31 of the Prospectus has been changed to 303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 31 of the Prospectus is deleted.

13.      FINANCIAL HIGHLIGHTS

The following information replaces the section entitled "Financial highlights" on pages 32- 36 of the Prospectus:

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the Funds' financial performance for the past five years. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended March 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in Galaxy II's Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal year ended March 31, 1998 was audited by Galaxy II's former auditors.

GALAXY II LARGE COMPANY INDEX FUND
(For a share outstanding throughout each period)


                                                                FOR THE YEARS ENDING MARCH 31,
                                           --------------------------------------------------------------------------
                                                 2002            2001           2000           1999          1998
                                                 ----            ----           ----           ----          ----
Net asset value, beginning of period        $     29.32     $     42.14     $       36.90    $      31.92    $      23.09
                                            -----------     -----------     -------------    ------------    ------------
Income from investment operations:
     Net investment income(1)                      0.25            0.26              0.32            0.35            0.40
     Net realized and unrealized gain
     (loss) on investments and futures
     contracts                                    (0.33)          (8.85)             5.93            5.38           10.23
                                            -----------     -----------     -------------    ------------    ------------
Total from investment operations                  (0.08)          (8.59)             6.25            5.73           10.63
                                            -----------     -----------     -------------    ------------    ------------
Less dividends:
     Dividends from net investment income         (0.25)          (0.26)            (0.33)          (0.36)          (0.44)
     Dividends from net realized capital
     gains                                        (1.44)          (3.97)            (0.68)          (0.39)          (1.36)
                                            -----------     -----------     -------------    ------------    ------------
Total dividends                                   (1.69)          (4.23)            (1.01)          (0.75)          (1.80)
                                            -----------     -----------     -------------    ------------    ------------
Net increase (decrease) in net asset
value                                             (1.77)         (12.82)             5.24            4.98            8.83
                                            -----------     -----------     -------------    ------------    ------------
Net asset value, end of period              $     27.55     $     29.32     $       42.14     $     36.90    $      31.92
                                            ===========     ===========     =============    ============    ============
Total return                                      (0.08)%        (21.54)%           17.20%          18.15%          47.29%
Ratios/supplemental data:
     Net assets, end of period (000s)       $   841,016     $   821,147     $   1,065,129     $   828,899     $   626,740
Ratios to average net assets:
     Net investment income including
     reimbursement                                0.88%           0.74%             0.88%           1.11%           1.44%
     Operating expenses including
     reimbursement                                0.49%           0.47%             0.47%           0.47%           0.40%
     Operating expenses excluding
     reimbursement                                0.50%           0.48%             0.47%           0.47%           0.40%
Portfolio turnover rate                              8%             15%               12%              3%              3%

---------------------------
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.25, $0.26, $0.32, $0.35 and $0.40, respectively.

GALAXY II SMALL COMPANY INDEX FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDING MARCH 31,
                                           --------------------------------------------------------------------------
                                                 2002            2001           2000           1999         1998(1)
                                                 ----            ----           ----           ----         ----
Net asset value, beginning of period           $15.15          $17.92         $15.22         $20.73        $22.64
                                               ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(2)                    0.08            0.07           0.09           0.10          0.27
       Net realized and unrealized gain
     (loss) on investments and futures
     contracts                                   3.04           (0.47)          4.31          (4.04)         7.64
                                                 ----           ------          ----          ------         ----
Total from investment operations                 3.12           (0.40)          4.40          (3.94)         7.91
                                                 ----           ------          ----          ------         ----
Less dividends:
     Dividends from net investment income       (0.11)          (0.04)         (0.09)         (0.09)        (0.33)
Dividends from net realized capital gains       (0.80)          (2.33)         (1.61)         (1.48)        (9.49)
                                                ------          ------         ------         ------        ------
Total dividends                                 (0.91)          (2.37)         (1.70)         (1.57)        (9.82)
                                                ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value                                       2.21           (2.77)          2.70          (5.51)        (1.91)
                                                 ----           ------          ----          ------        ------
Net asset value, end of period                 $17.36          $15.15         $17.92         $15.22        $20.73
                                               ======          ======         ======         ======        ======
Total return                                   21.32%           (2.33)%        30.52%        (19.19)%       41.22%
Ratios/supplemental data:
     Net assets, end of period (000s)       $291,111         $253,860       $279,914       $259,903      $399,162
Ratios to average net assets:
     Net investment income including
     reimbursement                              0.43%            0.48%          0.53%          0.56%         0.97%
       Operating expenses including
     reimbursement                              0.41%            0.41%          0.41%          0.40%         0.40%
       Operating expenses excluding
     reimbursement                              0.41%            0.41%          0.41%          0.41%         0.40%
Portfolio turnover rate                           21%              41%            36%            22%           99%

(1) At a Special Meeting of Shareholders of the Small Company Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's SmallCap 600 Stock Price Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.08, $0.07, $0.09, $0.10 and $0.27, respectively.

GALAXY II UTILITY INDEX FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDING MARCH 31,
                                           --------------------------------------------------------------------------
                                                 2002            2001           2000           1999         1998(1)
                                                 ----            ----           ----           ----         ----
Net asset value, beginning of period           $16.30          $13.32         $13.35         $14.18        $11.42
                                               ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(2)                    0.36            0.44           0.50           0.53          0.54
     Net realized and unrealized gain
     (loss) on investments                      (4.52)           4.56           0.43          (0.71)         3.71
                                                ------           ----           ----          ------         ----
Total from investment operations                (4.16)           5.00           0.93          (0.18)         4.25
                                                ------           ----           ----          ------         ----
Less dividends:
     Dividends from net investment income       (0.36)          (0.45)         (0.51)         (0.51)        (0.60)
     Dividends from net realized capital
     gains                                      (2.15)          (1.57)         (0.45)         (0.14)        (0.82)
     Return of capital                            -                -              -              -          (0.07)
                                                ------          ------         ------         ------        ------
Total dividends                                 (2.51)          (2.02)         (0.96)         (0.65)        (1.49)
                                                ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value                                      (6.67)           2.98          (0.03)         (0.83)         2.76
                                                ------           ----          ------         ------         ----
Net asset value, end of period                  $9.63           $16.30         $13.32         $13.35        $14.18
                                                =====           ======         ======         ======        ======
Total return                                   (24.57)%         37.57%          7.52%         (1.53)%       39.07%
Ratios/supplemental data:
     Net assets, end of period (000s)         $48,920         $68,795        $49,977        $55,131       $55,864
Ratios to average net assets:
     Net investment income including
     reimbursement                               2.79%           2.75%          3.61%          3.72%         4.24%
     Operating expenses including
     reimbursement                               0.40%           0.40%          0.40%          0.40%         0.40%
     Operating expenses excluding
     reimbursement                               0.41%           0.41%          0.40%          0.40%         0.40%
Portfolio turnover rate                            26%             65%            19%             8%           72%

---------------------------

(1) At a Special Meeting of Shareholders of the Utility Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell 1000 Utility Index to the Standard & Poor's Utilities Composite Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.36, $0.44, $0.50, $0.53 and $0.54, respectively.

GALAXY II U.S. TREASURY INDEX FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDING MARCH 31,
                                           --------------------------------------------------------------------------
                                                2002            2001           2000           1999          1998
                                                ----            ----           ----           ----          ----
Net asset value, beginning of period           $10.66          $10.13         $10.54         $10.50        $9.99
                                               ------          ------         ------         ------        -----
Income from investment operations:
     Net investment income(1),(2)                0.51            0.61           0.61           0.61          0.63
     Net realized and unrealized gain
     (loss) on investments(2)                   (0.19)           0.53          (0.38)          0.05          0.51
                                                ------           ----          ------          ----          ----
Total from investment operations                 0.32            1.14           0.23           0.66          1.14
                                                 ----            ----           ----           ----          ----
Less dividends:
     Dividends from net investment income       (0.58)          (0.61)         (0.64)         (0.62)        (0.63)
                                                ------          ------         ------         ------        ------
Total dividends                                 (0.58)          (0.61)         (0.64)         (0.62)        (0.63)
                                                ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value                                      (0.26)           0.53          (0.41)          0.04          0.51
                                                ------           ----          ------          ----          ----
Net asset value, end of period                  $10.40         $10.66         $10.13         $10.54        $10.50
                                                ======         ======         ======         ======        ======
Total return                                     3.03%          11.60%          2.39%          6.38%        11.72%
Ratios/supplemental data:
     Net assets, end of period (000s)        $160,180        $163,619       $160,389       $202,420      $118,368
Ratios to average net assets:
     Net investment income including
     reimbursement(2)                            4.84%           5.90%          5.95%          5.77%        6.12%
     Operating expenses including
     reimbursement                               0.42%           0.42%          0.41%          0.41%        0.40%
     Operating expenses excluding
     reimbursement                               0.43%           0.42%          0.41%          0.41%        0.40%
Portfolio turnover rate                            47%             53%            56%            70%          79%

---------------------------

(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.51, $0.61, $0.61, $0.61 and $0.63, respectively.

(2) Galaxy II adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share, and the ratio of net investment income to average net assets is $(0.07), $0.07, and (0.63)%, respectively.

GALAXY II MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDING MARCH 31,
                                           --------------------------------------------------------------------------
                                                 2002            2001           2000           1999          1998
                                                 ----            ----           ----           ----          ----
Net asset value, beginning of period            $10.58          $10.13         $10.59         $10.51        $10.15
                                                ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(1),(2)                 0.40            0.45           0.44           0.46          0.47
     Net realized and unrealized gain
     (loss) on investments(2)                    (0.01)           0.45          (0.45)          0.08          0.36
                                                ------           ----          ------          ----          ----
Total from investment operations                  0.39            0.90          (0.01)          0.54          0.83
                                                  ----            ----          ------          ----          ----
Less dividends:
     Dividends from net investment income        (0.40)          (0.45)         (0.45)         (0.46)        (0.47)
                                                 ------          ------         ------         ------        ------
Total dividends                                  (0.40)          (0.45)         (0.45)         (0.46)        (0.47)
                                                 ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value                                       (0.01)           0.45          (0.46)          0.08          0.36
                                                ------            ----          ------          ----          ----
Net asset value, end of period                  $10.57          $10.58          $10.13         $10.59       $10.51
                                                ======          ======          ======         ======       ======
Total return                                      3.72%           9.15%          (0.05)%         5.20%        8.29%
Ratios/supplemental data:
     Net assets, end of period (000s)          $40,085          $33,239        $27,769        $21,607      $18,147
Ratios to average net assets:
     Net investment income including
     reimbursement(2)                             3.74%            4.43%          4.28%          4.31%        4.49%
     Operating expenses including
     reimbursement                                0.60%            0.60%          0.60%          0.60%        0.60%
     Operating expenses excluding
     reimbursement                                0.60%            0.61%          0.60%          0.60%        0.60%
Portfolio turnover rate                             92%              95%            38%            43%          28%

---------------------------

(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.40, $0.45, $0.44, $0.46 and $0.47, respectively.

(2) Galaxy II adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share, and the ratio of net investment income to average net assets is $0.00, $0.00, and 0.01%, respectively.

14.      WHERE TO FIND MORE INFORMATION

a. The second paragraph under the heading "Statement of Additional Information (SAI)" on the back cover page of the Prospectus is revised to read as follows:

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy II toll free at 1-800-345-6611 or writing to:

                           Galaxy Fund II
                           c/o Liberty Funds Services, Inc.
                           P.O. Box 8081
                           Boston, MA  02266-8081

[GRAPHIC]
GALAXY FUND II



GALAXY FUNDS




PROSPECTUS
July 31, 2001




GALAXY II LARGE COMPANY INDEX FUND

GALAXY II SMALL COMPANY INDEX FUND

GALAXY II UTILITY INDEX FUND

GALAXY II U.S. TREASURY INDEX FUND

GALAXY II MUNICIPAL BOND FUND



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[LOGO] GALAXY
       FUNDS

CONTENTS

  1    RISK/RETURN SUMMARY

  1    Introduction

  2    Galaxy II Large Company Index Fund

  6    Galaxy II Small Company Index Fund

 10    Galaxy II Utility Index Fund

 14    Galaxy II U.S. Treasury Index Fund

 17    Galaxy II Municipal Bond Fund

 21    Additional information about risk

 22    Investor guidelines

 23    FUND MANAGEMENT

 24    HOW TO INVEST IN THE FUNDS

 24    Buying, selling and exchanging shares

 24     HOW TO BUY SHARES

 25     HOW TO SELL SHARES

 26     HOW TO EXCHANGE SHARES

 26     OTHER TRANSACTION POLICIES

 28    DIVIDENDS, DISTRIBUTIONS AND TAXES

 30    GALAXY II INVESTOR PROGRAMS

 30    Retirement plans

 30    Other programs

 31    HOW TO REACH GALAXY II

 32    FINANCIAL HIGHLIGHTS

 37    MISCELLANEOUS

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund and Galaxy II U.S. Treasury Index Fund (which are referred to in this prospectus as the GALAXY II INDEX FUNDS) and the Galaxy II Municipal Bond Fund.

On the following pages, you'll find important information about each of the Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

- the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

- the fees and expenses that you will pay as an investor in the Fund.


THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for the Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY II LARGE COMPANY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P 500. The Fund invests substantially all (at least 80%) of its total assets in the common stock of companies included in the S&P 500. Normally, the Fund holds all 500 stocks in the S&P 500, and in approximately the same percentage as each stock is represented in the S&P 500.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500, those stocks will be represented in substantially the same proportion in the Fund.

The Fund will only purchase a security that is included in the S&P 500 at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P 500 or to accommodate cash flows into and out of the Fund.

The Fund also invests in stock index futures contracts in order to track the S&P 500 when the purchase of individual securities may be less efficient.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the S&P 500 within a ..95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

Because the Fund invests primarily in stocks, it is subject to MARKET RISK. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

There is the additional risk that the Fund will fail to match the investment results of the S&P 500 as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.


[SIDENOTE]
THE INDEXING STRATEGY

The Fund is not actively managed. This means that the Adviser does not use economic, financial and market analysis in selecting securities for the Fund. Instead, the Adviser attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The Adviser relies on sophisticated computer models in managing the Fund's investments. Because the indexing approach generally involves lower portfolio turnover than is typical for most actively managed funds, transaction and administration costs tend to be low as well.


S&P 500

The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

In addition, the Fund carries the following main risks:

- INDEXING RISK -- Your investment in the Fund will typically decline in value when the S&P 500 declines. Since the Fund is designed to track the S&P 500, the Fund cannot purchase other securities that may help offset declines in the S&P 500. In addition, because the Fund may not always hold all stocks included in the S&P 500 and may not always be fully invested, the Fund's performance may fail to match the performance of the S&P 500, after taking expenses into account.

- SECTOR RISK -- To the extent that the stocks in a particular market sector comprise a significant portion of the S&P 500 and, correspondingly, of the Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors. For example, technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. In addition, technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

- STOCK INDEX FUTURES CONTRACTS -- The Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the Adviser from closing out a futures contract when desired.

[SIDENOTE]
MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors. The average market capitalization of the companies included in the S&P 500 as of March 31, 2001 was approximately $20.8 billion.



STOCK INDEX FUTURES CONTRACTS

A stock index futures contract obligates a Fund, at the end of the contract, to pay or receive an amount equal to the difference between the value of the stock index on the date the contract was struck and its value at the end of the contract, multiplied by the dollar amount of the contract. No physical delivery of the underlying stocks in the index is made.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1991        29.07%
1992         7.09%
1993         9.61%
1994         0.96%
1995        37.10%
1996        22.54%
1997        32.81%
1998        28.06%
1999        20.49%
2000        -9.08%

BEST QUARTER
21.23% for the
quarter ending
December 31, 1998

WORST QUARTER
-10.02% for the
quarter ending
September 30, 1998

The Fund's year-to-date return as of the quarter ended June 30, 2001 was 5.69%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000 as compared to the S&P 500.


                                                                                 SINCE
                              1 YEAR        5 YEARS         10 YEARS            INCEPTION
Large Company Index Fund     -9.08%          17.95%           16.95%          17.36% (10/1/90)
S&P 500                      -9.10%          18.33%           17.44%          17.96% (since 9/30/90)

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)


                                                                                          TOTAL FUND
                                        MANAGEMENT      DISTRIBUTION          OTHER        OPERATING
                                              FEES      (12b-1) FEES       EXPENSES         EXPENSES
Large Company Index Fund                     0.10%              None          0.37%            0.47%


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                       1 YEAR      3 YEARS     5 YEARS      10 YEARS
Large Company Index Fund                                  $48         $151       $263           $591

GALAXY II SMALL COMPANY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks with smaller stock market capitalizations, as represented by the Standard & Poor's SmallCap 600 Stock Price Index (S&P SmallCap 600).

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P SmallCap 600. The Fund invests substantially all (at least 80%) of its total assets in the common stocks of companies included in the S&P SmallCap 600. Normally, the Fund holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Adviser, the Fund will not hold all of the stocks in the S&P SmallCap 600 but instead will use a statistical technique known as "portfolio optimization." When using portfolio optimization, the Adviser will consider whether or not to include each stock in the Fund based on that stock's contribution to the Fund's market capitalization, industry representation and exposure to certain fundamentals (such as dividend yield, price-earnings multiple and average growth rates) as compared to the S&P SmallCap 600. When utilized, portfolio optimization is expected to provide an effective method of substantially duplicating the dividend income and capital gains of the S&P SmallCap 600.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in the Fund.

The Fund will only purchase a security that is included in the S&P SmallCap 600 at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P SmallCap 600 or to accommodate cash flows into and out of the Fund.

The Fund also invests in stock index futures contracts in order to track the S&P SmallCap 600 when the purchase of individual securities may be less efficient.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the S&P SmallCap 600 within a .95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

Because the Fund invests primarily in stocks, it is subject to MARKET RISK. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

There is the additional risk that the Fund will fail to match the investment results of the S&P SmallCap 600 as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

[SIDENOTE]
THE INDEXING STRATEGY

The Fund is not actively managed. This means that the Adviser does not use economic, financial and market analysis in selecting securities for the Fund. Instead, the Adviser attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The Adviser relies on sophisticated computer models in managing the Fund's investments. Because the indexing approach generally involves lower portfolio turnover than is typical for most actively managed funds, transaction and administration costs tend to be low as well.


S&P SMALLCAP 600

The S&P SmallCap 600 is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.

In addition, the Fund carries the following main risks:

- INDEXING RISK -- Your investment in the Fund will typically decline in value when the S&P SmallCap 600 declines. Since the Fund is designed to track the S&P SmallCap 600, the Fund cannot purchase other securities that may help offset declines in stocks represented in the S&P SmallCap 600. In addition, because the Fund may not always hold all stocks included in the S&P SmallCap 600, such as when the Adviser deems it advisable to utilize portfolio optimization, and may not always be fully invested, the Fund's performance may fail to match the performance of the S&P SmallCap 600, after taking expenses into account.

- SMALL COMPANIES RISK -- Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- SECTOR RISK -- To the extent that the stocks in a particular market sector comprise a significant portion of the S&P SmallCap 600 and, correspondingly, of the Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors. For example, technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. In addition, technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

- STOCK INDEX FUTURES CONTRACTS -- The Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the Adviser from closing out a futures contract when desired.

[SIDENOTE]

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors. The average market capitalization of the companies included in the S&P SmallCap 600 as of March 31, 2001 was approximately $576 million.


STOCK INDEX FUTURES CONTRACTS

A stock index futures contract obligates a Fund, at the end of the contract, to pay or receive an amount equal to the difference between the value of the stock index on the date the contract was struck and its value at the end of the contract, multiplied by the dollar amount of the contract. No physical delivery of the underlying stocks in the index is made.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1991        45.42%
1992        12.27%
1993        11.35%
1994        -3.66%
1995        33.11%
1996        19.67%
1997        23.56%
1998        -1.75%
1999        11.66%
2000        11.00%

BEST QUARTER
22.13% for the
quarter ending
March 31, 1991

WORST QUARTER
-20.89% for the
quarter ending
September 30, 1998

The Fund's year-to-date return as of the quarter ended June 30, 2001 was 13.53%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to the S&P SmallCap 600.


                                                                              SINCE
                             1 YEAR         5 YEARS        10 YEARS       INCEPTION
Small Company Index Fund     11.00%          12.48%         15.43%          15.89% (10/1/90)
S&P SmallCap 600             11.80%          13.57%         17.44%          17.33% (since 9/30/90)

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                          TOTAL FUND
                                        MANAGEMENT      DISTRIBUTION          OTHER       OPERATING
                                              FEES      (12b-1) FEES       EXPENSES        EXPENSES
Small Company Index Fund                    0.10%              None          0.31%             0.41%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown

- you reinvest all dividends and distributions in the Fund

- you sell all your shares at the end of the periods shown

- your investment has a 5% return each year

- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                       1 YEAR      3 YEARS    5 YEARS      10 YEARS
Small Company Index Fund                 $42         $132       $230           $518

GALAXY II UTILITY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks of companies in the utility industry, as Represented by the Standard & Poor's Utilities Composite Stock Price Index (S&P Utilities Index).

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P Utilities Index. The Fund invests substantially all (at least 80%) of its total assets in the common stocks of companies included in the S&P Utilities Index. Normally the Fund holds every stock in the S&P Utilities Index, in approximately the same percentage as each stock is represented in the S&P Utilities Index.


The Fund will only purchase a security that is included in the S&P Utilities Index at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P Utilities Index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the S&P Utilities Index within a .95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

Because the Fund invests primarily in stocks, it is subject to MARKET RISK. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

There is the additional risk that the Fund will fail to match the investment results of the S&P Utilities Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

In addition, the Fund carries the following main risks:

- INDEXING RISK - Your investment in the Fund will typically decline in value when the S&P Utilities Index declines. Since the Fund is designed to track the S&P Utilities Index, the Fund cannot purchase other securities that may help offset declines in stocks represented in the S&P Utilities Index. In addition, because the Fund may not always hold all stocks included in the S&P Utilities Index and may not always be fully invested, the Fund's performance may fail to match the performance of the S&P Utilities Index.

- INDUSTRY CONCENTRATION - The Fund concentrates its investments (i.e., invests 25% or more of its total assets) in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that holds securities representing a broad range of industries.


[SIDENOTE]
THE INDEXING STRATEGY

The Fund is not actively managed. This means that the Adviser does not use economic, financial and market analysis in selecting securities for the Fund. Instead, the Adviser attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The Adviser relies on sophisticated computer models in managing the Fund's investments. Because the indexing approach generally involves lower portfolio turnover than is typical for most actively managed funds, transaction and administration costs tend to be low as well.


S&P UTILITIES INDEX

The S&P Utilities Index is an unmanaged index that tracks the performance of the utility sector of the S&P 500. The weighting of stocks in the S&P Utilities Index is based on each stock's relative market capitalization. The S&P Utilities Index is currently made up of approximately 40 common stocks.

- INDUSTRY RISK - Because the Fund concentrates its investments in the utility industry, it is subject to industry risk. Industry risk is the possibility that a particular group of related stocks, such as those stocks in a particular industry, may decline in price due to industry-specific developments. For the utility industry, these developments could include changing regulations, which could limit profits, dividends or access to new markets, unexpected increases in fuel or other operating costs, increasing competition, and restriction to relatively mature markets.

- LACK OF DIVERSIFICATION - The Fund is non-diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

[SIDENOTE]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of the Fund has varied from year to year.

                   1994        -8.64%
                   1995        37.08%
                   1996         3.47%
                   1997        28.51%
                   1998        14.77%
                   1999        -9.49%
                   2000        59.35%

BEST QUARTER
32.70% for the
quarter ending
September 30, 2000

WORST QUARTER
-9.36% for the
quarter ending
March 31, 1999

The fund's year-to-date return as of the quarter ended June 30, 2001 was -6.11%.


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to the S&P Utilities Index.



                                                          SINCE
                              1 YEAR       5 YEARS    INCEPTION
Utility Index Fund           59.35%        17.09%        15.33% (1/5/93)
S&P Utilities Index          59.67%        16.51%        15.61% (since 12/31/92)

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                         MANAGEMENT     DISTRIBUTION        OTHER     OPERATING
                               FEES     (12b-1) FEES     EXPENSES      EXPENSES
Utility Index Fund            0.10%            None        0.30%          0.40%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS    5 YEARS       10 YEARS
Utility Index Fund                    $41         $128       $224          $505

GALAXY II U.S. TREASURY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. Treasury notes and bonds, as represented by the U.S. Treasury component (U.S. Treasury Index) of the Salomon Smith Barney Broad Investment-Grade Bond Index.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the U.S. Treasury Index. The Fund invests substantially all (at least 80%) of its total assets in the securities included in the U.S. Treasury Index.

The Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Adviser will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

The Fund will only purchase a security that is included in the U.S. Treasury Index at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the U.S. Treasury Index, or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the U.S. Treasury Index within a .95 correlation coefficient.


THE MAIN RISKS OF INVESTING IN THE FUND
All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

There is the additional risk that the Fund will fail to match the investment results of the U.S. Treasury Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

In addition, the Fund carries the following main risks:

- INDEXING RISK - Your investment in the Fund will typically decline in value when the U.S. Treasury Index declines. Since the Fund is designed to track the U.S.Treasury Index, the Fund cannot purchase other securities that may help offset declines in debt securities represented in the U.S. Treasury Index. In addition, because the Fund will not hold all issues included in the U.S. Treasury Index and may not always be fully invested, the Fund's performance may fail to match the performance of the U.S. Treasury Index, after taking expenses into account.

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

[SIDENOTE]
THE INDEXING STRATEGY

The Fund is not actively managed. This means that the Adviser does not use economic, financial and market analysis in selecting securities for the Fund. Instead, the Adviser attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The Adviser relies on sophisticated computer models in managing the Fund's investments. Because the indexing approach generally involves lower portfolio turnover than is typical for most actively managed funds, transaction and administration costs tend to be low as well.



U.S. TREASURY INDEX
The U.S. Treasury Index is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Salomon Smith Barney Investment-Grade Bond Index. Securities in the U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.


                  1992         6.77%
                  1993        10.21%
                  1994        -3.69%
                  1995        18.06%
                  1996         2.21%
                  1997         9.27%
                  1998         9.76%
                  1999        -2.85%
                  2000        13.13%

BEST QUARTER
6.15% for the
quarter ending
June 30, 1995

WORST QUARTER
-2.93% for the
quarter ending
March 31, 1994

The Fund's year-to-date return as of the quarter ended June 30, 2001 was -0.46%.


AVERAGE ANNUAL TOTAL RETURNS


The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to the U.S. Treasury Index.



                                                          SINCE
                             1 YEAR       5 YEARS     INCEPTION
U.S. Treasury Index Fund     13.13%         6.14%         7.52% (6/4/91)

U.S. Treasury Index          13.52%         6.52%         7.89% (since 5/31/91)


For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)


                                                                     TOTAL FUND
                           MANAGEMENT    DISTRIBUTION       OTHER     OPERATING
                                  FEES   (12b-1) FEES    EXPENSES      EXPENSES
U.S. Treasury Index Fund        0.10%           None       0.32%          0.42%


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:



                                   1 YEAR      3 YEARS    5 YEARS      10 YEARS
U.S. Treasury Index Fund              $43         $135       $235         $530

GALAXY II MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to provide investors with the highest level of income exempt from regular federal income tax consistent with prudent investment management and preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund normally invests substantially all (at least 80%) of its net assets in municipal securities that pay interest which is exempt from regular federal income taxes, primarily bonds (normally, at least 65% of total assets).

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax
(AMT).Investments in private activity bonds subject to the AMT will normally not exceed 20% of the Fund's net assets and will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers, and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. Investment grade securities have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P), Moody's Investors Service, Inc. (Moody's), or another nationally recognized statistical rating organization (NRSRO), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or another NRSRO, or in unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that, under the circumstances, the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P, Moody's or another NRSRO if the securities exceed 5% of the Fund's net assets.


The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates. However, under normal market conditions, the Fund expects to maintain a weighted average maturity of between 5 and 10 years. There is no limit on the maturity of any individual security in the Fund.


The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[SIDENOTE]

MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are backed by private entities and are used to finance various non-public projects. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

THE MAIN RISKS OF INVESTING IN THE FUND
All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK -- The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK -- The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P, Moody's or another NRSRO have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK -- Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES

GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.


AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt securities in the Fund come due or MATURE. It is calculated by averaging the time to maturity of all debt securities held by the Fund with each maturity "weighted" according to the percentage of assets it represents.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of the Fund has varied from year to year.

                   1994        -5.59%
                   1995        14.63%
                   1996         3.56%
                   1997         7.23%
                   1998         5.46%
                   1999        -1.16%
                   2000         8.69%

BEST QUARTER
6.09% for the
quarter ending
March 31, 1995

WORST QUARTER
-4.89% for the
quarter ending
March 31, 1994

The Fund's year-to-date return as of the quarter ended June 30, 2001 was 0.63%.


AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.



                                                          SINCE
                                1 YEAR     5 YEARS    INCEPTION
Municipal Bond Fund              8.69%       4.70%        5.18% (4/15/93)

Lehman Brothers Quality
Intermediate Municipal Bond
Index                            8.63%       5.26%        7.51% (since 6/30/93)*


* The Lehman Brothers Quality Intermediate Municipal Bond Index started on June 30, 1993.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

The Lehman Brothers Quality Intermediate Municipal Bond Index, a subset of the Lehman Brothers Municipal Bond Index, is an unmanaged index that tracks the performance of municipal bonds with remaining maturities between two and twelve years and which are rated in one of the top three rating categories.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                     TOTAL FUND
                         MANAGEMENT    DISTRIBUTION        OTHER      OPERATING
                               FEES    (12b-1) FEES     EXPENSES       EXPENSES
Municipal Bond Fund           0.25%            None        0.35%          0.60%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown
- you reinvest all dividends and distributions in the Fund
- you sell all your shares at the end of the periods shown
- your investment has a 5% return each year
- the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
Municipal Bond Fund                  $61         $192       $335          $750


[SIDENOTE]

PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio. The Committee has managed the Fund since 1996.

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

The Galaxy II Municipal Bond Fund may temporarily hold up to 20% of its net assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include short-term municipal securities, such as short-term municipal notes and tax-exempt commercial paper and taxable money market securities, such as U.S. Government obligations, bank certificates of deposit and bankers' acceptances, and repurchase agreements collateralized by these securities. This strategy could prevent the Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund principally invests. Each Index Fund may hold temporary cash balances (normally not in excess of 2% of net assets) to efficiently manage transactional expenses. The Index Funds may invest these balances in instruments that are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

The Galaxy II Municipal Bond Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved - are described in detail in the SAI.

Investor guidelines

The table below provides information as to which type of investor might want to invest in each of the Galaxy II Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRA'S, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial adviser for help in deciding which Fund is right for you.


GALAXY II FUND                  MAY BE BEST SUITED FOR . . .
-------------------------------------------------------------------------------
Galaxy II Large Company         -Investors seeking to closely match the
Index Fund                       investment performance of the market
                                 segment composed of U.S. publicly traded
                                 large capitalization stocks as represented
                                 by the S&P 500.

Galaxy II Small Company         -Investors seeking to closely match the
Index Fund                       investment performance of the market
                                 segment composed of U.S. publicly traded
                                 small capitalization stocks as represented
                                 by the S&P SmallCap 600.

Galaxy II Utility               -Investors seeking to closely match the
Index Fund                       investment performance of the the market
                                 segment composed of U.S. publicly traded
                                 common stocks of companies in the utility
                                 industry as represented by the S&P Utilities
                                 Index.

Galaxy II U.S. Treasury         -Investors seeking to closely match the
Index Fund                       investment performance of the market
                                 segment composed of U.S. Treasury notes and
                                 bonds as represented by the U.S. Treasury
                                 Index.

Galaxy II Municipal             -Investors seeking income that's free of federal
Bond Fund                        income tax and who can accept fluctuations in
                                 price and yield.



[SIDENOTE]

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 35.5% federal income tax bracket, the fund's return after taxes is 6.45%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 35.5% tax bracket, that's the equivalent of earning about 15.5% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

FUND MANAGEMENT


ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110.

The Adviser also provides investment management and advisory services to individual and institutional clients. As of March 31, 2001, the Adviser managed over $100 billion in assets.

The Adviser, subject to the general supervision of Galaxy II's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.


ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES
The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


                                   MANAGEMENT FEE
                                        AS A % OF
FUND                           AVERAGE NET ASSETS
Large Company Index Fund                    0.10%
Small Company Index Fund                    0.10%
Utility Index Fund                          0.10%
U.S. Treasury Index Fund                    0.10%
Municipal Bond Fund                         0.25%


SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy II's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to shares of the Galaxy II Index Funds held by defined contribution plans. The transfer agency fees payable by the Funds have been increased by an amount equal to these fees, so that the shareholders of the Funds indirectly bear these fees.

HOW TO INVEST IN THE FUNDS



BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell shares of the Funds on any day that the Funds are open for business. With respect to the Large Company Index Fund, Small Company Index Fund and Utility Index Fund, a business day is any day that the New York Stock Exchange is open. With respect to the U.S. Treasury Index Fund and Municipal Bond Fund, a business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open.

The price at which you buy shares is the NAV next determined after your order is accepted. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. NAV is determined on each business day at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy II's Board of Trustees.


HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy II's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for its services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy II's distributor and wiring the money to Galaxy II's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly from Galaxy II's distributor in any of the following ways:


BUYING BY MAIL
Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- the detachable form that's included with your Galaxy II statement or your confirmation of a prior transaction
- a letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.
If your check is returned because of insufficient funds, Galaxy II will cnacel your order.


[SIDENOTE]

NET ASSET VALUE
The price you pay for your shares is based on the net asset value (NAV) per share. It's the value of a Fund's assets minus the value of the Fund's liabilities, divided by the number of shares of the Fund held by investors.

BUYING BY WIRE
To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy II's distributor. You should wire money and registration instructions to:


Fleet National Bank,
100 Federal Street Boston, MA 02110
ABA #0110-0013-8 DDA #79673-5702
Ref: Galaxy Fund II
(Account number)
(Account registration)


Before making an initial investment by wire, you must complete an account application and send it to Galaxy Fund II, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy II. Call Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.


Your bank or other financial institution may charge you a fee for sending funds by wire.


HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy II's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. Your financial adviser is responsible for sending your order to Galaxy II's distributor and for crediting your account with the proceeds. Galaxy II doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell your shares directly through Galaxy II's distributor in any of the following ways:


SELLING BY MAIL
Send your request in writing to:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

You must include the following:

-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration). Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[SIDENOTE]

MINIMUM INVESTMENT AMOUNTS
The minimum initial investment to open a Fund account is:

   - $2,500 for regular accounts

   - $500 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts

   - $100 for college savings accounts, including Education IRA accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY II INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy II may redeem your shares and close your account. Galaxy II will give you 60 days' notice in writing before closing your account.

SELLING BY PHONE
You can sell shares by calling Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252), unless you tell Galaxy II on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy II because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy II's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy II in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.


HOW TO EXCHANGE SHARES

You may exchange shares of a Fund having a value of at least $100 for shares of any other Galaxy II Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You will have to pay a sales charge if you exchange shares of the Fund for shares of another Fund that assesses a sales charge on purchases, unless you qualify for an exemption.


TO EXCHANGE SHARES:

- ask your financial adviser

- call Galaxy II's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

- send your request in writing to:
  Galaxy Fund II
  P.O. Box 6520
  Providence, RI 02940-6520

Galaxy II doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy II may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES


If Galaxy II doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy II won't accept your order. Galaxy II will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy II may reject any order to buy shares. Galaxy II doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy II may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy II or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy II has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

[SIDENOTE]

SIGNATURE GUARANTEES
   When selling your shares by mail or by phone, you must have your signature guaranteed if:

   - you're selling shares worth more than $50,000,
   - you want Galaxy II to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,
   - you want Galaxy II to send your money to the address on your account that's changed within the last 30 days, or
   - you want Galaxy II to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

Galaxy II normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy II reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.


If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy II will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy II reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES



DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Large Company Index Fund and Small Company Index Fund generally declare and pay dividends from net investment income annually. The Utility Index Fund generally declares and pays dividends from net investment income quarterly. The U.S. Treasury Index Fund and Municipal Bond Fund declare dividends from net investment income daily and pay them monthly. Each Fund normally distributes net capital gains annually. It's expected that the annual distributions for the U.S. Treasury Index Fund and Municipal Bond Fund will normally - but not always - consist primarily of ordinary income rather than capital gains. Dividends and distributions are reinvested in additional shares of the Funds, unless you indicate in the account application or in a letter to Galaxy II that you want to have dividends and distributions paid in cash.


FEDERAL TAXES

Each of the Large Company Index Fund, Small Company Index Fund, Utility Index Fund and U.S. Treasury Index Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.

It is expected that the Municipal Bond Fund will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of the Fund will generally be taxable to you as long-term capital gains, and distributions, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. It is expected that the Fund may pay such taxable distributions from time to time.

You will be notified annually of the tax status of distributions to you.


You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such exempt-interest dividend amount.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Municipal Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state.

Dividends paid by the Municipal Bond Fund that are attributable to interest earned by the Fund may be taxable to shareholders under state or local law. Some states allow shareholders to exclude from state income tax that portion of the Fund's tax-exempt interest income that is attributable to municipal securities issued within the shareholder's own state. To assist shareholders of these states, the Fund will provide a breakdown of its tax-exempt interest income on a state-by-state basis at year-end.


MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY II INVESTOR PROGRAMS



RETIREMENT PLANS


Shares of the Galaxy II Index Funds are available for purchase in connection with any of the following retirement plans:


- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.
-    Simplified Employee Pension Plans (SEPs).
-    Keogh money purchase and profit sharing plans.
- Salary reduction retirement plans set up by employers for their employees, which are qualified under section 401(k) and 403(b) of the Internal Revenue Code.
- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy II the amount and how frequently you want to buy or sell shares and Galaxy II does the rest. For further information on any of these programs, call your financial adviser or Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252).


AUTOMATIC INVESTMENT PROGRAM
You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM
You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy II Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM
The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

DIRECT DEPOSIT PROGRAM
This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.


You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy II at:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY II




THROUGH YOUR FINANCIAL ADVISER
Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY II SHAREHOLDER SERVICES
Call Galaxy II's distributor at
1-877-BUY-GALAXY (1-877-289-4252),
Monday through Friday, 8 a.m. to 6 p.m.
(Eastern time) for help from a Galaxy II representative.

INVESTCONNECT

InvestConnect is Galaxy II's Shareholder Voice Response System. Call 1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week. InvestConnect may not be available to you if you invest in the Funds through a financial adviser.


If you live outside the United States, contact Galaxy II by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy II's Web site at: www.galaxyfunds.com


[SIDENOTE]

HEARING IMPAIRED
Galaxy II also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the Funds' financial performance for the past five years. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended March 31, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in Galaxy II's Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended March 31, 1998 and 1997 was audited by Galaxy II's former auditors.

GALAXY II LARGE COMPANY INDEX FUND
(For a share outstanding throughout each period)

                                                                                  FOR THE YEARS ENDED MARCH 31,
                                                                --------------------------------------------------------------
                                                                    2001        2000        1999         1998         1997
------------------------------------------------------------    -----------  ----------  ----------   ----------   -----------
Net asset value, beginning of period .......................       $42.14        $36.90      $31.92      $23.09       $20.06
                                                                ---------    ----------  ----------   ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1) ................................         0.26          0.32        0.35        0.40         0.43
                                                                ---------    ----------  ----------   ---------    ---------
   Net realized and unrealized gain (loss) on
   investments and futures contracts .......................        (8.85)         5.93        5.38       10.23         3.41
                                                                ---------    ----------  ----------   ---------    ---------
Total from investment operations ...........................        (8.59)         6.25        5.73       10.63         3.84

LESS DIVIDENDS:
   Dividends from net investment income ....................        (0.26)        (0.33)      (0.36)      (0.44)       (0.38)
                                                                ---------    ----------  ----------   ---------    ---------
   Dividends from net realized capital gains ...............        (3.97)        (0.68)      (0.39)      (1.36)       (0.43)
                                                                ---------    ----------  ----------   ---------    ---------
Total dividends ............................................        (4.23)        (1.01)      (0.75)      (1.80)       (0.81)

Net increase (decrease) in net asset value .................       (12.82)         5.24        4.98        8.83         3.03
                                                                ---------    ----------  ----------   ---------    ---------
Net asset value, end of period .............................       $29.32        $42.14      $36.90      $31.92       $23.09
                                                                =========    ==========  ==========   =========    =========
Total return ...............................................       (21.54)%       17.20%      18.15%      47.29%       19.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s) ........................     $821,147    $1,065,129    $828,899    $626,740     $421,652
                                                                ---------    ----------  ----------   ---------    ---------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement ...........................................         0.74%         0.88%       1.11%       1.44%        2.19%
                                                                ---------    ----------  ----------   ---------    ---------
   Operating expenses including
   reimbursement ...........................................         0.47%         0.47%       0.47%       0.40%        0.40%
                                                                ---------    ----------  ----------   ---------    ---------
   Operating expenses excluding
   reimbursement ...........................................         0.48%         0.47%       0.47%       0.40%        0.40%
                                                                ---------    ----------  ----------   ---------    ---------

Portfolio turnover rate  ...................................           15%           12%          3%          3%          11%



(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.26, $0.32, $0.35, $0.40 and $0.43, respectively.

GALAXY II SMALL COMPANY INDEX FUND
(For a share outstanding throughout each period)


                                                                                  FOR THE YEARS ENDED MARCH 31,
                                                                --------------------------------------------------------------
                                                                    2001        2000        1999        1998(1)      1997
------------------------------------------------------------    -----------  ----------  ----------  ----------   -----------
Net asset value, beginning of period .......................       $17.92      $15.22      $20.73       $22.64       $22.30
                                                                 --------    --------    --------    ---------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2) ................................         0.07        0.09        0.10         0.27         0.38
                                                                 --------    --------    --------    ---------      -------
   Net realized and unrealized gain (loss) on
   investments and futures contracts .......................        (0.47)       4.31       (4.04)        7.64         1.76
                                                                 --------    --------    --------    ---------      -------
Total from investment operations ...........................        (0.40)       4.40       (3.94)        7.91         2.14

LESS DIVIDENDS:
   Dividends from net investment income ....................        (0.04)      (0.09)      (0.09)       (0.33)       (0.34)
                                                                 --------    --------    --------    ---------      -------
   Dividends from net realized capital gains ...............        (2.33)      (1.61)      (1.48)       (9.49)       (1.46)
                                                                 --------    --------    --------    ---------      -------
Total dividends ............................................        (2.37)      (1.70)      (1.57)       (9.82)       (1.80)

Net increase (decrease) in net asset value .................        (2.77)       2.70       (5.51)       (1.91)        0.34
                                                                 --------    --------    --------    ---------      -------
Net asset value, end of period .............................       $15.15      $17.92      $15.22       $20.73       $22.64
                                                                 ========    ========    ========    =========      =======
Total return ...............................................        (2.33)%     30.52%     (19.19)%      41.22%        9.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s) ........................     $253,860    $279,914    $259,903     $399,162     $309,474
                                                                 --------    --------    --------    ---------      -------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement ...........................................         0.48%       0.53%       0.56%        0.97%        1.59%
                                                                 --------    --------    --------    ---------      -------
   Operating expenses including
   reimbursement ...........................................         0.41%       0.41%       0.40%        0.40%        0.40%
                                                                 --------    --------    --------    ---------      -------
   Operating expenses excluding
   reimbursement ...........................................         0.41%       0.41%       0.41%        0.40%        0.40%
                                                                 --------    --------    --------    ---------      -------
Portfolio turnover rate ....................................           41%         36%         22%          99%           8%


(1) At a Special Meeting of Shareholders of the Small Company Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's SmallCap 600 Stock Price Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.07, $0.09, $0.10, $0.27 and $0.38, respectively.

GALAXY II UTILITY INDEX FUND
(For a share outstanding throughout each period)


                                                                                  FOR THE YEARS ENDED MARCH 31,
                                                                --------------------------------------------------------------
                                                                    2001        2000        1999         1998(1)      1997
------------------------------------------------------------    -----------  ----------  ----------   ----------   -----------
Net asset value, beginning of period .......................       $13.32      $13.35      $14.18       $11.42       $12.03
                                                                ---------    --------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2) ................................         0.44        0.50        0.53         0.54         0.49
                                                                ---------    --------    --------     --------     --------
   Net realized and unrealized gain
   (loss) on investments ...................................         4.56        0.43       (0.71)        3.71        (0.09)
                                                                ---------    --------    --------     --------     --------
Total from investment operations ...........................         5.00        0.93       (0.18)        4.25         0.40

LESS DIVIDENDS:
   Dividends from net investment income ....................        (0.45)      (0.51)      (0.51)       (0.60)       (0.46)
                                                                ---------    --------    --------     --------     --------
   Dividends from net realized capital gains ...............        (1.57)      (0.45)      (0.14)       (0.82)       (0.55)
                                                                ---------    --------    --------     --------     --------
   Return of capital .......................................         -           -           -           (0.07)           -
                                                                ---------    --------    --------     --------     --------
Total dividends ............................................        (2.02)      (0.96)      (0.65)       (1.49)       (1.01)

Net increase (decrease) in net asset value .................         2.98       (0.03)      (0.83)        2.76        (0.61)
                                                                ---------    --------    --------     --------     --------
Net asset value, end of period .............................       $16.30      $13.32      $13.35       $14.18       $11.42
                                                                =========    ========    ========     ========     ========
Total return ...............................................        37.57%       7.52%      (1.53)%      39.07%        3.46%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s) ........................      $68,795     $49,977     $55,131      $55,864      $45,582
                                                                ---------    --------    --------     --------     --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement ...........................................         2.75%       3.61%       3.72%        4.24%        3.96%
                                                                ---------    --------    --------     --------     --------
   Operating expenses including
   reimbursement ...........................................         0.40%       0.40%       0.40%        0.40%        0.40%
                                                                ---------    --------    --------     --------     --------
   Operating expenses excluding
   reimbursement ...........................................         0.41%       0.40%       0.40%        0.40%        0.40%
                                                                ---------    --------    --------     --------     --------
Portfolio turnover rate ....................................           65%         19%          8%          72%         170%



(1) At a Special Meeting of Shareholders of the Utility Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell 1000 Utility Index to the Standard & Poor's Utilities Composite Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.44, $0.50, $0.53, $0.54 and $0.49, respectively.

GALAXY II U.S. TREASURY INDEX FUND
(For a share outstanding throughout each period)


                                                                                  FOR THE YEARS ENDED MARCH 31,
                                                                --------------------------------------------------------------
                                                                    2001        2000        1999         1998         1997
------------------------------------------------------------    -----------  ----------  ----------   ----------   -----------
Net asset value, beginning of period .......................       $10.13      $10.54      $10.50        $9.99       $10.24
                                                                ---------    --------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1) ................................         0.61        0.61        0.61         0.63         0.64
                                                                ---------    --------    --------     --------     --------
   Net realized and unrealized gain
   (loss) on investments ...................................         0.53       (0.38)       0.05         0.51        (0.25)
                                                                ---------    --------    --------     --------     --------
Total from investment operations                                     1.14        0.23        0.66         1.14         0.39

LESS DIVIDENDS:
   Dividends from net investment income ....................        (0.61)      (0.64)      (0.62)       (0.63)       (0.64)
                                                                ---------    --------    --------     --------     --------
Total dividends ............................................        (0.61)      (0.64)      (0.62)       (0.63)       (0.64)

Net increase (decrease) in net asset value .................         0.53       (0.41)       0.04         0.51        (0.25)
                                                                ---------    --------    --------     --------     --------
Net asset value, end of period .............................       $10.66      $10.13      $10.54       $10.50        $9.99
                                                                =========    ========    ========     ========     ========
Total return ...............................................        11.60%       2.39%       6.38%       11.72%        3.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s) ........................     $163,619    $160,389    $202,420     $118,368     $111,313
                                                                ---------    --------    --------     --------     --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement ...........................................         5.90%       5.95%       5.77%        6.12%        6.31%
                                                                ---------    --------    --------     --------     --------
   Operating expenses including
   reimbursement ...........................................         0.42%       0.41%       0.41%        0.40%        0.40%
                                                                ---------    --------    --------     --------     --------
   Operating expenses excluding
   reimbursement ...........................................         0.42%       0.41%       0.41%        0.40%        0.40%
                                                                ---------    --------    --------     --------     --------
Portfolio turnover rate ....................................           53%         56%         70%          79%          39%


(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.61, $0.61, $0.61, $0.63 and $0.64, respectively.

GALAXY II MUNICIPAL BOND FUND
(For a share outstanding throughout each period)


                                                                                  FOR THE YEARS ENDED MARCH 31,
                                                                --------------------------------------------------------------
                                                                    2001        2000        1999         1998         1997
------------------------------------------------------------    -----------  ----------  ----------   ----------   -----------
Net asset value, beginning of period .......................       $10.13      $10.59      $10.51       $10.15       $10.20
                                                                ---------    --------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1) ................................         0.45        0.44        0.46         0.47         0.47
                                                                ---------    --------    --------     --------     --------
   Net realized and unrealized gain (loss)
   on investments and futures contracts ....................         0.45       (0.45)       0.08         0.36        (0.05)
                                                                ---------    --------    --------     --------     --------
Total from investment operations ...........................         0.90       (0.01)       0.54         0.83         0.42

LESS DIVIDENDS:
   Dividends from net investment income ....................        (0.45)      (0.45)      (0.46)       (0.47)       (0.47)
                                                                ---------    --------    --------     --------     --------
Total dividends ............................................        (0.45)      (0.45)      (0.46)       (0.47)       (0.47)

Net increase (decrease) in net asset value .................         0.45       (0.46)       0.08         0.36        (0.05)
                                                                ---------    --------    --------     --------     --------
Net asset value, end of period .............................       $10.58      $10.13      $10.59       $10.51       $10.15
                                                                =========    ========    ========     ========     ========
Total return ...............................................         9.15%      (0.05)%      5.20%        8.29%        4.15%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s) ........................      $33,239     $27,769     $21,607      $18,147      $19,921
                                                                ---------    --------    --------     --------     --------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement ...........         4.43%       4.28%       4.31%        4.49%        4.57%
                                                                ---------    --------    --------     --------     --------
   Operating expenses including reimbursement ..............         0.60%       0.60%       0.60%        0.60%        0.60%
                                                                ---------    --------    --------     --------     --------
   Operating expenses excluding reimbursement ..............         0.61%       0.60%       0.60%        0.60%        0.60%
                                                                ---------    --------    --------     --------     --------
Portfolio turnover rate ....................................           95%         38%         43%          28%           7%


(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.45, $0.44, $0.46, $0.47 and $0.47, respectively.

MISCELLANEOUS

"Standard & Poor's," "S&P," "Standard & Poor's 500," "S&P 500," "500," "Standard & Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw Hill Companies, Inc. and have been licensed to the Adviser for use by Galaxy II.

The Large Company Index Fund, the Small Company Index Fund and the Utility Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund particularly or the ability of the S&P 500, the S&P SmallCap 600 Index or the S&P Utilities Index to track general stock market performance. S&P has no obligation to take the needs of Galaxy II or the shareholders of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund into consideration in determining, composing or calculating the S&P 500, the S&P SmallCap 600 Index and the S&P Utilities Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund or the timing of the issuance or sale of the shares of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund or in the determination or calculation of the equation by which the shares of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500, THE S&P SMALLCAP 600 INDEX OR THE S&P UTILITIES INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GALAXY II, SHAREHOLDERS OF THE LARGE COMPANY INDEX FUND, THE SMALL COMPANY INDEX FUND OR THE UTILITY INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, THE S&P SMALLCAP 600 INDEX OR THE S&P UTILITIES INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Salomon Smith Barney Broad Investment-Grade Bond Index is a registered trademark of Salomon Smith Barney.

The inclusion of a security in any of the Galaxy II Index Funds' indices in no way implies an opinion by S&P or Salomon Smith Barney Inc. as to its attractiveness as an investment. S&P and Salomon Smith Barney Inc. are not sponsors of, or in any way affiliated with, the Galaxy II Index Funds.

               This page intentionally left blank

WHERE TO FIND MORE INFORMATION



You'll find more information about the funds in the following documents:


ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy II's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy II toll free at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520


If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

Galaxy II's Investment Company Act File No. is 811-06051.


PROTRIDX 18008 7/31/01 PKG50

                                 GALAXY FUND II
                                  ("GALAXY II")

                       GALAXY II LARGE COMPANY INDEX FUND
                       GALAXY II SMALL COMPANY INDEX FUND
                          GALAXY II UTILITY INDEX FUND
                       GALAXY II U.S. TREASURY INDEX FUND
                          GALAXY II MUNICIPAL BOND FUND
                                  (THE "FUNDS")

                  SUPPLEMENT TO PROSPECTUS DATED JULY 31, 2001
                            AND REDATED JULY 29, 2002


This Supplement to the Prospectus supersedes and replaces all existing supplements to the Prospectus. This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

                                    * * * * *

1.       PROPOSED REORGANIZATION

         The Board of Trustees of Galaxy II is considering a proposed reorganization of Galaxy II with Liberty Funds Trust I ("Liberty"), an investment company that is part of the Liberty Funds family. If approved by the Board of Trustees, it is expected that the proposed reorganization will be submitted to a vote of the shareholders of Galaxy II at a meeting to be held on or about October 4, 2002. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Galaxy II Funds will be transferred to similar funds of Liberty, and the shareholders of the Galaxy II Funds will become shareholders of the Liberty funds. Pursuant to Liberty's current reorganization proposal, if approved, each Galaxy II Fund would reorganize into the corresponding Liberty fund indicated below:

                  GALAXY II FUND             CORRESPONDING LIBERTY FUND

         Large Company Index Fund            Large Company Index Fund
         Small Company Index Fund            Small Company Index Fund
         Utility Index Fund                  Utilities Fund
         U.S. Treasury Index Fund            U.S. Treasury Index Fund
         Municipal Bond Fund                 Intermediate Tax-Exempt Bond Fund

2.       GALAXY II LARGE COMPANY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 2 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P 500.

b. The following information replaces the sidenote entitled "Market capitalization" on page 3 of the Prospectus:

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors. The average market capitalization of the companies included in the S&P 500 as of March 28, 2002 was approximately $21 billion.

c. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 4 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[bar chart goes here]

1992         7.09%
1993         9.61%
1994         0.96%
1995        37.10%
1996        22.54%
1997        32.81%
1998        28.06%
1999        20.49%
2000        -9.08%
2001       -12.22%

[Footnote to bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 0.25%.


Best Quarter:                  21.23% for the quarter ending December 31, 1998
Worst Quarter:                -14.72% for the quarter ending September 30, 2001

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001 as compared to the S&P 500. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                            1 YEAR          5 YEARS        10 YEARS        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
Large Company Index Fund Before Taxes      -12.22%          10.34%          12.53%      14.37% (10/1/90)

Large Company Index Fund After Taxes
on Distributions                           -13.42%           8.83%          11.09%      12.96% (10/1/90)

Large Company Index Fund After Taxes
on Distributions and Sale of Fund
Shares                                      -6.63%           8.30%          10.24%      12.00% (10/1/90)

S&P 500 (reflects no deduction for
fees, expenses or taxes)                   -11.88%          10.70%          12.93%      14.95% (since 9/30/90)
---------------------------------------------------------------------------------------------------------------

d. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 5 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

                                                MAXIMUM DEFERRED SALES
      MAXIMUM SALES CHARGE (LOAD)            CHARGE (LOAD) SHOWN AS A % OF            REDEMPTION FEE (AS A % OF
      ON PURCHASE SHOWN AS A % OF          THE OFFERING PRICE OR SALE PRICE,             AMOUNT REDEEMED IF
          THE OFFERING PRICE                       WHICHEVER IS LESS                         APPLICABLE)
----------------------------------------------------------------------------------------------------------------
                 None                                    None                                    (2)
----------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
            0.10%                          None                         0.40%                        0.50%
----------------------------------------------------------------------------------------------------------------

------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                               1 YEAR             3 YEARS            5 YEARS            10 YEARS
----------------------------------------------------------------------------------------------------------------
Large Company Index Fund                        $51                $160                $280               $628
----------------------------------------------------------------------------------------------------------------

3.       GALAXY II SMALL COMPANY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 6 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P SmallCap 600.

b. The following information replaces the sidenote entitled "Market capitalization" on page 7 of the Prospectus:

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors. The average market capitalization of the companies included in the S&P SmallCap 600 as of March 28, 2002 was approximately $672 million.

c. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 8 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[bar chart goes here]

1992        12.27%
1993        11.35%
1994        -3.66%
1995        33.11%
1996        19.67%
1997        23.56%
1998        -1.75%
1999        11.66%
2000        11.00%
2001         6.20%

[Footnote to bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 6.96%.


Best Quarter:                 22.13% for the quarter ending March 31, 1991
Worst Quarter:               -20.89% for the quarter ending September 30, 1998

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to the S&P SmallCap 600. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       1 YEAR     5 YEARS      10 YEARS      SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Small Company Index Fund Before Taxes                   6.20%      9.83%        11.86%     14.99% (10/1/90)

Small Company Index Fund After Taxes on
Distributions                                           4.85%      5.97%        9.09%      12.32% (10/1/90)

Small Company Index Fund After Taxes on
Distributions and Sale of Fund Shares                   4.65%      6.98%        9.09%      12.03% (10/1/90)

S&P SmallCap 600 (reflects no deduction for fees,
expenses or taxes)                                      6.51%      10.65%       13.61%     16.33% (since 9/30/90)
----------------------------------------------------------------------------------------------------------------

d. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 9 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

                                                MAXIMUM DEFERRED SALES
      MAXIMUM SALES CHARGE (LOAD)            CHARGE (LOAD) SHOWN AS A % OF            REDEMPTION FEE (AS A % OF
      ON PURCHASE SHOWN AS A % OF          THE OFFERING PRICE OR SALE PRICE,             AMOUNT REDEEMED IF
          THE OFFERING PRICE                       WHICHEVER IS LESS                         APPLICABLE)
----------------------------------------------------------------------------------------------------------------
                 None                                    None                                    (2)
----------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
            0.10%                          None                         0.31%                        0.41%
----------------------------------------------------------------------------------------------------------------

------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                            1 YEAR               3 YEARS             5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------
Small Company Index Fund                      $42                 $132                 $230                $518
----------------------------------------------------------------------------------------------------------------

4.       GALAXY II UTILITY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 10 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of companies in the utilities industry that are included in the S&P Utilities Index.

b. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 12 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[bar chart goes here]

1994        -8.64%
1995        37.08%
1996         3.47%
1997        28.51%
1998        14.77%
1999        -9.49%
2000        59.35%
2001       -31.71%

[Footnote to bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 2.68%.

Best Quarter:                 32.70% for the quarter ending September 30, 2000
Worst Quarter:                -18.56% for the quarter ending September 30, 2001

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to the S&P Utilities Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                          1 YEAR          5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Utility Index Fund Before Taxes                           -31.71%          7.75%       8.80% (1/5/93)

Utility Index Fund After Taxes on Distributions           -35.24%          4.24%       5.88% (1/5/93)

Utility Index Fund After Taxes on Distributions and
Sale of Fund Shares                                       -17.13%          5.29%       6.20% (1/5/93)

S&P Utilities Index (reflects no deduction for
fees, expenses or taxes)                                  -30.44%          7.29%       8.01% (since 12/31/92)
----------------------------------------------------------------------------------------------------------------

c. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 13 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

                                                MAXIMUM DEFERRED SALES
      MAXIMUM SALES CHARGE (LOAD)            CHARGE (LOAD) SHOWN AS A % OF            REDEMPTION FEE (AS A % OF
      ON PURCHASE SHOWN AS A % OF          THE OFFERING PRICE OR SALE PRICE,             AMOUNT REDEEMED IF
          THE OFFERING PRICE                       WHICHEVER IS LESS                         APPLICABLE)
----------------------------------------------------------------------------------------------------------------
                 None                                    None                                    (2)
----------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
            0.10%                          None                         0.31%                        0.41%
----------------------------------------------------------------------------------------------------------------

------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                       1 YEAR               3 YEARS               5 YEARS              10 YEARS
----------------------------------------------------------------------------------------------------------------
Utility Index Fund                      $42                   $132                 $230                  $518
----------------------------------------------------------------------------------------------------------------

5.       GALAXY II U.S. TREASURY INDEX FUND

a. The second sentence of the first paragraph under the heading "The Fund's main investment strategies" on page 14 of the Prospectus is revised to read as follows:

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index.

b. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 16 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[bar chart goes here]

1992         6.77%
1993        10.21%
1994        -3.69%
1995        18.06%
1996         2.21%
1997         9.27%
1998         9.76%
1999        -2.85%
2000        13.13%
2001         6.28%

[Footnote to the bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was -0.96%.

Best Quarter:                      6.15% for the quarter ending June 30, 1995
Worst Quarter:                    -2.93% for the quarter ending March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to the U.S. Treasury Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                              1 YEAR         5 YEARS          10 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Index Fund Before Taxes          6.28%          6.98%             6.72%        7.40% (6/4/91)

U.S. Treasury Index Fund After Taxes on
Distributions                                  4.01%          4.49%             4.08%        4.79% (6/4/91)

U.S. Treasury Index Fund After Taxes on
Distributions and Sale of Fund Shares          3.80%          4.34%             4.08%        4.70% (6/4/91)

U.S. Treasury Index (reflects no
deduction for fees, expenses or taxes)         6.73%          7.34%             7.09%        7.77% (since 5/31/91)
----------------------------------------------------------------------------------------------------------------

For current yield information, please call 1-877-289-4252.

c. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 17 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

                                                MAXIMUM DEFERRED SALES
      MAXIMUM SALES CHARGE (LOAD)            CHARGE (LOAD) SHOWN AS A % OF            REDEMPTION FEE (AS A % OF
      ON PURCHASE SHOWN AS A % OF          THE OFFERING PRICE OR SALE PRICE,             AMOUNT REDEEMED IF
          THE OFFERING PRICE                       WHICHEVER IS LESS                         APPLICABLE)
----------------------------------------------------------------------------------------------------------------
                 None                                    None                                    (2)
----------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
            0.10%                          None                         0.33%                        0.43%
----------------------------------------------------------------------------------------------------------------

------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                              1 YEAR             3 YEARS             5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Index Fund                       $44                 $138               $241                $542
----------------------------------------------------------------------------------------------------------------

6.       GALAXY II MUNICIPAL BOND FUND

a. The first paragraph under the heading "The Fund's main investment strategies" on page 18 of the Prospectus is revised to read as follows:

         Under normal circumstances, the Fund invests substantially all (at least 80%) of its net assets in municipal bonds and other municipal securities that pay interest which is exempt from federal income taxes (including the federal alternative minimum tax).

b. The following information replaces the sections entitled "How the Fund has performed - Year-by-year total returns - calendar years" and "How the Fund has performed - Average annual total returns" on page 20 of the Prospectus:

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

1994        -5.59%
1995        14.63%
1996         3.56%
1997         7.23%
1998         5.46%
1999        -1.16%
2000         8.69%
2001         5.18%

[Footnote to the bar chart]
The Fund's year-to-date return as of the quarter ended March 31, 2002 was 0.79%.

Best Quarter:                       6.09% for the quarter ending March 31, 1995
Worst Quarter:                     -4.89% for the quarter ending March 31, 1994

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2001, as compared to a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                        1 YEAR            5 YEARS          SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Before Taxes                         5.18%             5.03%        5.18% (4/15/93)

Municipal Bond Fund After Taxes on Distributions         5.18%             5.03%        5.18% (4/15/93)

Municipal Bond Fund After Taxes on Distributions
and Sale of Fund Shares                                  4.73%             4.91%        5.07% (4/15/93)

Lehman Brothers Quality Intermediate Municipal
Bond Index (reflects no deduction for fees,
expenses or taxes)                                       5.52%             5.52%        5.46% (since 6/30/93)*
----------------------------------------------------------------------------------------------------------------

* The Lehman Brothers Quality Intermediate Municipal Bond Index started on June 30, 1993.

For current yield information, please call 1-877-289-4252.

c. The following information replaces the sections entitled "Fees and expenses of the Fund - Annual Fund operating expenses" and "Fees and expenses of the Fund - Example" on page 21 of the Prospectus:

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

Shareholders fees(1) (fees paid directly from your investment)

                                                MAXIMUM DEFERRED SALES
      MAXIMUM SALES CHARGE (LOAD)            CHARGE (LOAD) SHOWN AS A % OF            REDEMPTION FEE (AS A % OF
      ON PURCHASE SHOWN AS A % OF          THE OFFERING PRICE OR SALE PRICE,             AMOUNT REDEEMED IF
          THE OFFERING PRICE                       WHICHEVER IS LESS                         APPLICABLE)
----------------------------------------------------------------------------------------------------------------
                 None                                    None                                    (2)
----------------------------------------------------------------------------------------------------------------

Annual Fund operating expenses (fees deducted from the Fund's assets)

                                       DISTRIBUTION                                               TOTAL FUND
       MANAGEMENT FEES                 (12b-1) FEES                OTHER EXPENSES             OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
            0.25%                          None                         0.35%                        0.60%
----------------------------------------------------------------------------------------------------------------

------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to Galaxy II's transfer agent.

(2)      There is a $7.50 charge for wiring sales proceeds to your bank.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                         1 YEAR               3 YEARS              5 YEARS            10 YEARS
----------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                        $61                 $192                 $335                 $750
----------------------------------------------------------------------------------------------------------------

7.       INVESTOR GUIDELINES

The following information replaces the sidenote entitled "Tax-equivalent yield" on page 23 of the Prospectus:

TAX-EQUIVALENT YIELD

One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose you are in the 38.6% federal income tax bracket. If you earn 10% on a taxable fund, the fund's return after taxes will be 6.14%. On the other hand, if you earn 10% on a tax-exempt fund, your after-tax return is also 10% because you pay no federal income taxes on the tax-exempt fund's returns. So, you are better off if you can earn more than 6.14% on a tax-exempt fund than if you earn a 10% return on a taxable fund before federal income taxes. However, the lower your federal income tax bracket, the less likely it is that you will enjoy a higher after-tax return from a tax-exempt fund than from a taxable fund.

8.       FUND MANAGEMENT

a. The second sentence of the second paragraph under the heading "Adviser" on page 24 of the Prospectus is revised to read as follows:

         As of March 31, 2002, the Adviser managed over $96.1 billion in assets.

b. The following information replaces the section entitled "Fund management - Management fees" on page 24 of the Prospectus:

The management fees paid to the Advisor by the Funds during the last fiscal year are set forth below.

                                                            MANAGEMENT FEE
                                                               AS A % OF
                     FUND                                 AVERAGE NET ASSETS
-------------------------------------------------------------------------------
Large Company Index Fund                                         0.10%

Small Company Index Fund                                         0.10%

Utility Index Fund                                               0.10%

U.S. Treasury Index Fund                                         0.10%

Municipal Bond Fund                                              0.25%
-------------------------------------------------------------------------------

9.       HOW TO INVEST IN THE FUNDS

a. The telephone number for buying shares directly from Galaxy II's distributor as set forth under the heading "Buying, selling and exchanging shares - How to buy shares" on page 25 of the Prospectus has been changed to 1-800-345-6611.

b. The address to which completed account applications, checks and/or other materials should be mailed in connection with initial and subsequent investments in the Funds as set forth under the heading "Buying, selling and exchanging shares - How to buy shares - Buying by mail" on page 25 of the Prospectus has been changed to:

                                    Galaxy Fund II
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081

c. The following information replaces the sidenote entitled "Minimum investment amounts" on page 26 of the Prospectus:

MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

-    $1,000 for regular accounts
-    $25 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts
-    $25 for college savings accounts, including Education IRA accounts

There is no minimum initial investment if you participate in the Automatic Investment Program. You can make additional investments for as little as $50. See GALAXY II INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

d. The first two paragraphs under the heading "Buying, selling and exchanging shares - How to buy shares - Buying by wire" on page 27 of the Prospectus are revised to read as follows:

You may make an initial or additional investment by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-345-6611 to obtain a control number and wiring instructions.

Before making an initial investment by wire, you must complete an account application and send it to Galaxy Fund II, c/o Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081. Your order will not be effected until the completed account application is received by Galaxy II. Call Galaxy II's distributor at 1-800-345-6611 for an account application.

e. The following section is added following the section entitled "Buying, selling and exchanging shares - Buying by wire" on page 26 of the Prospectus:

BUYING BY ELECTRONIC FUNDS TRANSFER

You can buy shares by electronically transferring money from your bank account to your Fund account by calling 1-800-345-6611. An electronic funds transfer may take up to two business days to settle. To be eligible to use this privilege, you must complete the appropriate section on the account application.

f. The address to which written requests to sell shares of the Funds should be mailed as set forth under the heading "Buying, selling and exchanging shares - How to sell shares - Selling by mail" on page 26 of the Prospectus has been changed to:

                           Galaxy Fund II
                           c/o Liberty Funds Services, Inc.
                           P.O. Box 8081
                           Boston, MA  02266-8081

g. The first sentence under the heading "Buying, selling and exchanging shares - Selling by phone" on page 27 of the Prospectus is deleted and replaced with the following:

You can sell shares and request that a check be sent to your address of record by calling Galaxy II's distributor at 1-800-345-6611, unless you have notified Galaxy II of an address change within the previous 30 days. The dollar limit on telephone sales is $100,000 in a 30-day period. Certain restrictions apply to retirement plan accounts. For details, call 1-800-345-6611.

h. The first paragraph (including the bullet points) under the sidenote entitled "Signature guarantees" on page 27 of the Prospectus is deleted and replaced with the following:

When selling your shares by mail, you must have your signature guaranteed.

i. The last sentence of the first paragraph under the heading "Buying, selling and exchanging shares - How to sell shares - Selling by wire" on page 27 of the Prospectus is deleted.

j. The first sentence of the first paragraph under the heading "Buying, selling and exchanging shares - How to exchange shares" on page 27 of the Prospectus is revised to read as follows:

You may exchange shares of a Fund for shares of any other Galaxy II Fund or for shares of any other fund that's managed by the Adviser or any of its affiliates in which you have an existing account.

k. The section entitled "To exchange shares" under the heading "Buying, selling and exchanging shares - How to exchange shares" on page 28 of the Prospectus is revised to read as follows:

To exchange shares:

-    ask your financial adviser
- call Galaxy II's distributor or use the InvestConnect voice response line at 1-800-345-6611

-    send your request in writing to:

       Galaxy Fund II
       c/o Liberty Funds Services, Inc.
       P.O. Box 8081
       Boston, MA  02266-8081

Galaxy II doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to one exchange per month. Galaxy II may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

l. Add the following paragraph to the section entitled "Buying, selling and exchanging shares - Other transaction policies" on page 28 of the Prospects

If the value of your account falls below $1,000 (other than as a result of depreciation in the value of your Fund shares), you may be subject to an annual account fee of $10. This fee is deducted from the account in June of each year. Approximately 60 days prior to the date on which the fee is to be deducted from your account, the Fund's transfer agent will send you written notification of the fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted from your account.

10.      DIVIDENDS, DISTRIBUTION AND TAXES

a. The last sentence of the paragraph under the heading "Dividends, distributions and taxes - Dividends and capital gains distributions" on page 29 of the Prospectus is deleted and replaced with the following:

When you open your account, you can choose one of the following options for handling dividends and distributions (to change the option selected, call 1-800-345-6611):

- Reinvest all dividends and distributions in additional shares of your current Fund

- Reinvest all dividends and distributions in shares of another Galaxy II Fund or in shares of any other fund advised by the Adviser or any of its affiliates

- Receive dividends in cash (see options below) and reinvest capital gains

- Receive all dividends and distributions in cash (with one of the following options):

     -   send the check to your address of record

     -   send the check to a third party address

     -   transfer the money to your bank via electronic funds transfer

If you do not indicate on your account application your preference for handling dividends and distributions, all of your dividends and distributions will be automatically reinvested in shares of your current Fund.

Dividends and distributions of $10 or less will be automatically reinvested in additional Fund shares. If you elect to receive dividends and distributions by check and the check is returned as undeliverable, or if you do not cash a dividend or distribution check within six months of the check date, the dividend or distribution will be reinvested in additional shares of the Fund. All subsequent dividends and distributions will be reinvested in additional Fund shares.

b. The following two sentences are added at the end of the fifth paragraph under the heading "Federal taxes" on pages 29-30 of the Prospectus:

Additionally, any loss realized on a sale, exchange or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

11.      GALAXY II INVESTOR PROGRAMS

a. The telephone number (i) in the last paragraph under the heading "Retirement plans" and (ii) in the paragraph under the heading "Other programs" on page 31 of the Prospectus is changed to 1-800-799-7526.

b. The last sentence under the heading "Other programs - Automatic investment program" on page 31 of the Prospectus is revised to read as follows:

The minimum investment is $50.

c. The first and third sentences in the paragraph under the heading "Other investment programs - College investment program" on page 31 of the Prospectus are revised to read as follows:

The minimum for initial and additional investments in the College investment program is $25 .... The minimum for initial and additional investments in an
Education IRA is $25.

d. The following sections are added following the section entitled "Other investor programs - Automatic investment plan" on page 31 of the Prospectus:

AUTOMATED DOLLAR COST AVERAGING

You can purchase shares for your Fund account by exchanging $100 or more each month from another Galaxy II Fund or from any other fund that's advised by the Adviser or any of its affiliates. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may change the amount of the exchange by calling 1-800-345-6611. You must complete the appropriate section on the account application to be eligible to use this privilege.

DIVIDEND DIVERSIFICATION

You may automatically invest dividends distributed by another fund that's advised by the Adviser or any of its affiliates in shares of the Funds. To invest your dividends in another fund, call 1-800-345-6611.

e. The first paragraph under the heading "Other programs - Systematic withdrawal plan" on page 32 of the Prospectus is revised to read as follows:

You can make regular withdrawals from your Fund account in a specified percentage or dollar amount every month, every quarter or every six months. In order to participate in the plan, you need a minimum account balance of $5,000 and you must have elected to have all dividends and distributions reinvested in additional shares.

f. The address to which to mail your instructions to cancel your participation in any of Galaxy II's investor programs (other than the Direct deposit program) as set forth in the second to last paragraph under "Other investment programs" on page 32 of the Prospectus has been changed to:

                                    Galaxy Fund II
                                    c/o Liberty Funds Services, Inc.
                                    P.O. Box 8081
                                    Boston, MA  02266-8081

12.      HOW TO REACH GALAXY

a. The telephone number (i) in the paragraph under the heading "Galaxy II shareholder services" and (ii) in the first paragraph under the heading "InvestConnect" on page 32 of the Prospectus has been changed to 1-800-345-6661.

b. The telephone number for contacting Galaxy II if you live outside the United States as set forth in the second paragraph under the heading "InvestConnect" on page 32 of the Prospectus has been changed to 303-337-6555.

c. The sidenote under the heading "Hearing impaired" on page 32 of the Prospectus is deleted.

13.      FINANCIAL HIGHLIGHTS

The following information replaces the section entitled "Financial highlights" on pages 34- 38 of the Prospectus:

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the Funds' financial performance for the past five years. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended March 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in Galaxy II's Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal year ended March 31, 1998 was audited by Galaxy II's former auditors.

GALAXY II LARGE COMPANY INDEX FUND
(For a share outstanding throughout each period)

                                                                              FOR THE YEARS ENDING MARCH 31,
                                                         --------------------------------------------------------------------------
                                                               2002            2001           2000           1999          1998
                                                               ----            ----           ----           ----          ----
Net asset value, beginning of period ..............           $29.32          $42.14         $36.90         $31.92        $23.09
                                                              ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(1) .....................            0.25            0.26           0.32           0.35          0.40
     Net realized and unrealized gain
     (loss) on investments and futures
     contracts ....................................           (0.33)          (8.85)          5.93           5.38         10.23
                                                              ------          ------          ----           ----         -----
Total from investment operations ..................           (0.08)          (8.59)          6.25           5.73         10.63
                                                              ------          ------          ----           ----         -----
Less dividends:
     Dividends from net investment income .........           (0.25)          (0.26)         (0.33)         (0.36)        (0.44)
     Dividends from net realized capital
     gains ........................................           (1.44)          (3.97)         (0.68)         (0.39)        (1.36)
                                                              ------          ------         ------         ------        ------
Total dividends ...................................           (1.69)          (4.23)         (1.01)         (0.75)        (1.80)
                                                              ------          ------         ------         ------        ------
Net increase (decrease) in net asset
value .............................................           (1.77)          (12.82)         5.24           4.98          8.83
                                                              ------          -------         ----           ----          ----
Net asset value, end of period ....................           $27.55          $29.32         $42.14         $36.90        $31.92
                                                              ======          ======         ======         ======        ======
Total return ......................................          (0.08)%         (21.54)%        17.20%         18.15%        47.29%
Ratios/supplemental data:
     Net assets, end of period (000s) .............         $841,016        $821,147     $1,065,129       $828,899      $626,740
Ratios to average net assets:
     Net investment income including
     reimbursement ................................           0.88%            0.74%          0.88%          1.11%        1.44%
     Operating expenses including
     reimbursement ................................           0.49%            0.47%          0.47%          0.47%        0.40%
     Operating expenses excluding
     reimbursement ................................           0.50%            0.48%          0.47%          0.47%        0.40%
Portfolio turnover rate ...........................             8%              15%            12%            3%            3%

---------------------------
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.25, $0.26, $0.32, $0.35 and $0.40, respectively.

GALAXY II SMALL COMPANY INDEX FUND
(For a share outstanding throughout each period)

                                                                               FOR THE YEARS ENDING MARCH 31,
                                                          --------------------------------------------------------------------------
                                                                2002            2001           2000           1999         1998(1)
                                                                ----            ----           ----           ----         ----
Net asset value, beginning of period ..............            $15.15          $17.92         $15.22         $20.73        $22.64
                                                               ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(2) .....................             0.08            0.07           0.09           0.10          0.27
     Net realized and unrealized gain
     (loss) on investments and futures
     contracts ....................................             3.04           (0.47)          4.31          (4.04)         7.64
                                                                ----           ------          ----          ------         ----
Total from investment operations ..................             3.12           (0.40)          4.40          (3.94)         7.91
                                                                ----           ------          ----          ------         ----
Less dividends:
     Dividends from net investment income .........            (0.11)          (0.04)         (0.09)         (0.09)        (0.33)
Dividends from net realized capital gains .........            (0.80)          (2.33)         (1.61)         (1.48)        (9.49)
                                                               ------          ------         ------         ------        ------
Total dividends ...................................            (0.91)          (2.37)         (1.70)         (1.57)        (9.82)
                                                               ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value ........................................             2.21           (2.77)          2.70          (5.51)        (1.91)
                                                                ----           ------          ----          ------        ------
Net asset value, end of period ....................            $17.36          $15.15         $17.92         $15.22        $20.73
                                                               ======          ======         ======         ======        ======
Total return ......................................            21.32%          (2.33)%        30.52%        (19.19)%       41.22%
Ratios/supplemental data:
     Net assets, end of period (000s) .............          $291,111        $253,860       $279,914       $259,903      $399,162
Ratios to average net assets:
     Net investment income including
     reimbursement ................................            0.43%            0.48%          0.53%          0.56%        0.97%
     Operating expenses including
     reimbursement ................................            0.41%            0.41%          0.41%          0.40%        0.40%
     Operating expenses excluding
     reimbursement ................................            0.41%            0.41%          0.41%          0.41%        0.40%
Portfolio turnover rate ...........................             21%              41%            36%            22%          99%

---------------
(1) At a Special Meeting of Shareholders of the Small Company Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's SmallCap 600 Stock Price Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.08, $0.07, $0.09, $0.10 and $0.27, respectively.

GALAXY II UTILITY INDEX FUND
(For a share outstanding throughout each period)

                                                                              FOR THE YEARS ENDING MARCH 31,
                                                         --------------------------------------------------------------------------
                                                               2002            2001           2000           1999         1998(1)
                                                               ----            ----           ----           ----         ----

Net asset value, beginning of period ..............           $16.30          $13.32         $13.35         $14.18        $11.42
                                                              ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(2) .....................            0.36            0.44           0.50           0.53          0.54
     Net realized and unrealized gain
     (loss) on investments ........................           (4.52)           4.56           0.43          (0.71)         3.71
                                                              ------           ----           ----          ------         ----
Total from investment operations ..................           (4.16)           5.00           0.93          (0.18)         4.25
                                                              ------           ----           ----          ------         ----
Less dividends:
     Dividends from net investment income .........           (0.36)          (0.45)         (0.51)         (0.51)        (0.60)
     Dividends from net realized capital
     gains ........................................           (2.15)          (1.57)         (0.45)         (0.14)        (0.82)
     Return of capital ............................             -                -              -              -          (0.07)
                                                              ------          ------         ------         ------        ------
Total dividends ...................................           (2.51)          (2.02)         (0.96)         (0.65)        (1.49)
                                                              ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value ........................................           (6.67)           2.98          (0.03)         (0.83)         2.76
                                                              ------           ----          ------         ------         ----
Net asset value, end of period ....................           $9.63           $16.30         $13.32         $13.35        $14.18
                                                              =====           ======         ======         ======        ======
Total return ......................................          (24.57)%         37.57%          7.52%         (1.53)%       39.07%
Ratios/supplemental data:
     Net assets, end of period (000s) .............          $48,920          $68,795        $49,977        $55,131      $55,864
Ratios to average net assets:
     Net investment income including
     reimbursement ................................           2.79%            2.75%          3.61%          3.72%        4.24%
     Operating expenses including
     reimbursement ................................           0.40%            0.40%          0.40%          0.40%        0.40%
     Operating expenses excluding
     reimbursement ................................           0.41%            0.41%          0.40%          0.40%        0.40%
Portfolio turnover rate ...........................            26%              65%            19%            8%           72%

---------------------------
(1) At a Special Meeting of Shareholders of the Utility Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell 1000 Utility Index to the Standard & Poor's Utilities Composite Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.36, $0.44, $0.50, $0.53 and $0.54, respectively.

GALAXY II U.S. TREASURY INDEX FUND
(For a share outstanding throughout each period)

                                                                             FOR THE YEARS ENDING MARCH 31,
                                                        --------------------------------------------------------------------------
                                                              2002            2001           2000           1999          1998
                                                              ----            ----           ----           ----          ----
Net asset value, beginning of period ...............         $10.66          $10.13         $10.54         $10.50        $9.99
                                                             ------          ------         ------         ------        -----
Income from investment operations:
     Net investment income(1),(2) ..................          0.51            0.61           0.61           0.61          0.63
     Net realized and unrealized gain
     (loss) on investments(2) ......................         (0.19)           0.53          (0.38)          0.05          0.51
                                                             ------           ----          ------          ----          ----
Total from investment operations ...................          0.32            1.14           0.23           0.66          1.14
                                                              ----            ----           ----           ----          ----
Less dividends:
     Dividends from net investment income ..........         (0.58)          (0.61)         (0.64)         (0.62)        (0.63)
                                                             ------          ------         ------         ------        ------
Total dividends ....................................         (0.58)          (0.61)         (0.64)         (0.62)        (0.63)
                                                             ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value .........................................         (0.26)           0.53          (0.41)          0.04          0.51
                                                             ------           ----          ------          ----          ----
Net asset value, end of period .....................         $10.40          $10.66         $10.13         $10.54        $10.50
                                                             ======          ======         ======         ======        ======
Total return .......................................         3.03%           11.60%          2.39%          6.38%        11.72%
Ratios/supplemental data:
     Net assets, end of period (000s) ..............        $160,180        $163,619       $160,389       $202,420      $118,368
Ratios to average net assets:
     Net investment income including
     reimbursement(2) ..............................         4.84%            5.90%          5.95%          5.77%        6.12%
     Operating expenses including
     reimbursement .................................         0.42%            0.42%          0.41%          0.41%        0.40%
     Operating expenses excluding
     reimbursement .................................         0.43%            0.42%          0.41%          0.41%        0.40%
Portfolio turnover rate ............................          47%              53%            56%            70%          79%

---------------------------
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.51, $0.61, $0.61, $0.61 and $0.63, respectively.

(2) Galaxy II adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share, and the ratio of net investment income to average net assets is $(0.07), $0.07, and (0.63)%, respectively.

GALAXY II MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                              FOR THE YEARS ENDING MARCH 31,
                                                         --------------------------------------------------------------------------
                                                               2002            2001           2000           1999          1998
                                                               ----            ----           ----           ----          ----
Net asset value, beginning of period ...............          $10.58          $10.13         $10.59         $10.51        $10.15
                                                              ------          ------         ------         ------        ------
Income from investment operations:
     Net investment income(1),(2) ..................           0.40            0.45           0.44           0.46          0.47
     Net realized and unrealized gain
     (loss) on investments(2) ......................          (0.01)           0.45          (0.45)          0.08          0.36
                                                              ------           ----          ------          ----          ----
Total from investment operations ...................           0.39            0.90          (0.01)          0.54          0.83
                                                               ----            ----          ------          ----          ----
Less dividends:
     Dividends from net investment income ..........          (0.40)          (0.45)         (0.45)         (0.46)        (0.47)
                                                              ------          ------         ------         ------        ------
Total dividends ....................................          (0.40)          (0.45)         (0.45)         (0.46)        (0.47)
                                                              ------          ------         ------         ------        ------
Net increase (decrease) in net asset
     value .........................................          (0.01)           0.45          (0.46)          0.08          0.36
                                                              ------           ----          ------          ----          ----
Net asset value, end of period .....................          $10.57          $10.58         $10.13         $10.59        $10.51
                                                              ======          ======         ======         ======        ======
Total return .......................................            3.72%           9.15%         (0.05)%         5.20%        8.29%
Ratios/supplemental data:
     Net assets, end of period (000s) ..............         $40,085          $33,239        $27,769        $21,607      $18,147
Ratios to average net assets:
     Net investment income including
     reimbursement(2) ..............................          3.74%            4.43%          4.28%          4.31%        4.49%
     Operating expenses including
     reimbursement .................................          0.60%            0.60%          0.60%          0.60%        0.60%
     Operating expenses excluding
     reimbursement .................................          0.60%            0.61%          0.60%          0.60%        0.60%
Portfolio turnover rate ............................           92%              95%            38%            43%          28%

---------------------------
(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.40, $0.45, $0.44, $0.46 and $0.47, respectively.`

(2) Galaxy II adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share, and the ratio of net investment income to average net assets is $0.00, $0.00, and 0.01%, respectively.

14.      WHERE TO FIND MORE INFORMATION

a.   The second paragraph under the heading "Statement of Additional Information
(SAI)" on the back cover page of the Prospectus is revised to read as follows:

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy II toll free at 1-800-345-6611 or writing to:

                          Galaxy Fund II
                          c/o Liberty Funds Services, Inc.
                          P.O. Box 8081
                          Boston, MA  02266-8081

[GRAPHIC]

GALAXY FUND II

GALAXY FUNDS

PROSPECTUS
July 31, 2001

GALAXY II LARGE COMPANY INDEX FUND

GALAXY II SMALL COMPANY INDEX FUND

GALAXY II UTILITY INDEX FUND

GALAXY II U.S. TREASURY INDEX FUND

GALAXY II MUNICIPAL BOND FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

[LOGO]

       CONTENTS

  1    RISK/RETURN SUMMARY

  1    Introduction

  2    Galaxy II Large Company Index Fund

  6    Galaxy II Small Company Index Fund

 10    Galaxy II Utility Index Fund

 14    Galaxy II U.S. Treasury Index Fund

 18    Galaxy II Municipal Bond Fund

 22    Additional information about risk

 23    Investor guidelines

 24    FUND MANAGEMENT

 25    HOW TO INVEST IN THE FUNDS

 25    Buying, selling and exchanging shares

 25      HOW TO BUY SHARES

 26      HOW TO SELL SHARES

 27      HOW TO EXCHANGE SHARES

 28      OTHER TRANSACTION POLICIES

 29    DIVIDENDS, DISTRIBUTIONS AND TAXES

 31    GALAXY II INVESTOR PROGRAMS

 31    Retirement plans

 31    Other programs

 33    HOW TO REACH GALAXY II

 34    FINANCIAL HIGHLIGHTS

 39    MISCELLANEOUS

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy II Large Company Index Fund, Galaxy II Small Company Index Fund, Galaxy II Utility Index Fund and Galaxy II U.S. Treasury Index Fund (which are referred to in this prospectus as the Galaxy II Index Funds) and the Galaxy II Municipal Bond Fund.

On the following pages, you'll find important information about each of the Funds, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the Fund's past performance measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for the Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY II LARGE COMPANY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P 500. The Fund invests substantially all (at least 80%) of its total assets in the common stock of companies included in the S&P 500. Normally, the Fund holds all 500 stocks in the S&P 500, and in approximately the same percentage as each stock is represented in the S&P 500.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500, those stocks will be represented in substantially the same proportion in the Fund.

The Fund will only purchase a security that is included in the S&P 500 at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P 500 or to accommodate cash flows into and out of the Fund.

The Fund also invests in stock index futures contracts in order to track the S&P 500 when the purchase of individual securities may be less efficient.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the S&P 500 within a ..95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

Because the Fund invests primarily in stocks, it is subject to MARKET RISK. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

There is the additional risk that the Fund will fail to match the investment results of the S&P 500 as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

[SIDENOTE]

THE INDEXING STRATEGY

THE FUND IS NOT ACTIVELY MANAGED. THIS MEANS THAT THE ADVISER DOES NOT USE ECONOMIC, FINANCIAL AND MARKET ANALYSIS IN SELECTING SECURITIES FOR THE FUND. INSTEAD, THE ADVISER ATTEMPTS TO APPROXIMATE THE PERFORMANCE OF THE FUND'S TARGET INDEX BY INVESTING THE FUND'S ASSETS IN SECURITIES INCLUDED IN THAT INDEX. THE ADVISER RELIES ON SOPHISTICATED COMPUTER MODELS IN MANAGING THE FUND'S INVESTMENTS. BECAUSE THE INDEXING APPROACH GENERALLY INVOLVES LOWER PORTFOLIO TURNOVER THAN IS TYPICAL FOR MOST ACTIVELY MANAGED FUNDS, TRANSACTION AND ADMINISTRATION COSTS TEND TO BE LOW AS WELL.

S&P 500

THE S&P 500 IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS LISTED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND NASDAQ. THE S&P 500 IS HEAVILY WEIGHTED WITH THE STOCKS OF LARGE COMPANIES.

In addition, the Fund carries the following main risks:

- INDEXING RISK -- Your investment in the Fund will typically decline in value when the S&P 500 declines. Since the Fund is designed to track the S&P 500, the Fund cannot purchase other securities that may help offset declines in the S&P 500. In addition, because the Fund may not always hold all stocks included in the S&P 500 and may not always be fully invested, the Fund's performance may fail to match the performance of the S&P 500, after taking expenses into account.

- SECTOR RISK -- To the extent that the stocks in a particular market sector comprise a significant portion of the S&P 500 and, correspondingly, of the Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors. For example, technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. In addition, technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

- STOCK INDEX FUTURES CONTRACTS -- The Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the Adviser from closing out a futures contract when desired.

[SIDENOTE]

MARKET CAPITALIZATION

A COMPANY'S MARKET CAPITALIZATION IS THE PRICE OF A SHARE OF ITS STOCK, MULTIPLIED BY THE NUMBER OF SHARES HELD BY INVESTORS. THE AVERAGE MARKET CAPITALIZATION OF THE COMPANIES INCLUDED IN THE S&P 500 AS OF MARCH 31, 2001 WAS APPROXIMATELY $20.8 BILLION.

STOCK INDEX FUTURES CONTRACTS

A STOCK INDEX FUTURES CONTRACT OBLIGATES A FUND, AT THE END OF THE CONTRACT, TO PAY OR RECEIVE AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE VALUE OF THE STOCK INDEX ON THE DATE THE CONTRACT WAS STRUCK AND ITS VALUE AT THE END OF THE CONTRACT, MULTIPLIED BY THE DOLLAR AMOUNT OF THE CONTRACT. NO PHYSICAL DELIVERY OF THE UNDERLYING STOCKS IN THE INDEX IS MADE.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1991         29.07%
1992          7.09%
1993          9.61%
1994          0.96%
1995         37.10%
1996         22.54%
1997         32.81%
1998         28.06%
1999         20.49%
2000         -9.08%

BEST QUARTER
21.23% for the
quarter ending
December 31, 1998

WORST QUARTER
-10.02% for the
quarter ending
September 30, 1998

The Fund's year-to-date return as of the quarter ended June 30, 2001 was 5.69%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000 as compared to the S&P 500.

                                                                   SINCE
                               1 YEAR     5 YEARS     10 YEARS  INCEPTION
Large Company Index Fund       -9.08%      17.95%       16.95%     17.36%  (10/1/90)

S&P 500                        -9.10%      18.33%       17.44%     17.96%  (since 9/30/90)

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                             MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
Large Company Index Fund          0.10%             None           0.37%           0.47%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS    5 YEARS      10 YEARS

Large Company Index Fund            $48        $151       $263           $591

GALAXY II SMALL COMPANY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks with smaller stock market capitalizations, as represented by the Standard & Poor's SmallCap 600 Stock Price Index (S&P SmallCap 600).

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P SmallCap 600. The Fund invests substantially all (at least 80%) of its total assets in the common stocks of companies included in the S&P SmallCap 600. Normally, the Fund holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Adviser, the Fund will not hold all of the stocks in the S&P SmallCap 600 but instead will use a statistical technique known as "portfolio optimization." When using portfolio optimization, the Adviser will consider whether or not to include each stock in the Fund based on that stock's contribution to the Fund's market capitalization, industry representation and exposure to certain fundamentals (such as dividend yield, price-earnings multiple and average growth rates) as compared to the S&P SmallCap 600. When utilized, portfolio optimization is expected to provide an effective method of substantially duplicating the dividend income and capital gains of the S&P SmallCap 600.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant portion of the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in the Fund.

The Fund will only purchase a security that is included in the S&P SmallCap 600 at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P SmallCap 600 or to accommodate cash flows into and out of the Fund.

The Fund also invests in stock index futures contracts in order to track the S&P SmallCap 600 when the purchase of individual securities may be less efficient.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the S&P SmallCap 600 within a .95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

Because the Fund invests primarily in stocks, it is subject to MARKET RISK. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move

[SIDENOTE]

THE INDEXING STRATEGY

THE FUND IS NOT ACTIVELY MANAGED. THIS MEANS THAT THE ADVISER DOES NOT USE ECONOMIC, FINANCIAL AND MARKET ANALYSIS IN SELECTING SECURITIES FOR THE FUND. INSTEAD, THE ADVISER ATTEMPTS TO APPROXIMATE THE PERFORMANCE OF THE FUND'S TARGET INDEX BY INVESTING THE FUND'S ASSETS IN SECURITIES INCLUDED IN THAT INDEX. THE ADVISER RELIES ON SOPHISTICATED COMPUTER MODELS IN MANAGING THE FUND'S INVESTMENTS. BECAUSE THE INDEXING APPROACH GENERALLY INVOLVES LOWER PORTFOLIO TURNOVER THAN IS TYPICAL FOR MOST ACTIVELY MANAGED FUNDS, TRANSACTION AND ADMINISTRATION COSTS TEND TO BE LOW AS WELL.

S&P SMALLCAP 600

THE S&P SMALLCAP 600 IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF 600 DOMESTIC COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND NASDAQ. THE S&P SMALLCAP 600 IS HEAVILY WEIGHTED WITH THE STOCKS OF SMALL COMPANIES.

in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

There is the additional risk that the Fund will fail to match the investment results of the S&P SmallCap 600 as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

In addition, the Fund carries the following main risks:

- INDEXING RISK -- Your investment in the Fund will typically decline in value when the S&P SmallCap 600 declines. Since the Fund is designed to track the S&P SmallCap 600, the Fund cannot purchase other securities that may help offset declines in stocks represented in the S&P SmallCap 600. In addition, because the Fund may not always hold all stocks included in the S&P SmallCap 600, such as when the Adviser deems it advisable to utilize portfolio optimization, and may not always be fully invested, the Fund's performance may fail to match the performance of the S&P SmallCap 600, after taking expenses into account.

- SMALL COMPANIES RISK -- Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

- SECTOR RISK -- To the extent that the stocks in a particular market sector comprise a significant portion of the S&P SmallCap 600 and, correspondingly, of the Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors. For example, technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. In addition, technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

- STOCK INDEX FUTURES CONTRACTS -- The Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the Adviser from closing out a futures contract when desired.

[SIDENOTE]

MARKET CAPITALIZATION

A COMPANY'S MARKET CAPITALIZATION IS THE PRICE OF A SHARE OF ITS STOCK, MULTIPLIED BY THE NUMBER OF SHARES HELD BY INVESTORS. THE AVERAGE MARKET CAPITALIZATION OF THE COMPANIES INCLUDED IN THE S&P SMALLCAP 600 AS OF MARCH 31, 2001 WAS APPROXIMATELY $576 MILLION.

STOCK INDEX FUTURES CONTRACTS

A STOCK INDEX FUTURES CONTRACT OBLIGATES A FUND, AT THE END OF THE CONTRACT, TO PAY OR RECEIVE AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE VALUE OF THE STOCK INDEX ON THE DATE THE CONTRACT WAS STRUCK AND ITS VALUE AT THE END OF THE CONTRACT, MULTIPLIED BY THE DOLLAR AMOUNT OF THE CONTRACT. NO PHYSICAL DELIVERY OF THE UNDERLYING STOCKS IN THE INDEX IS MADE.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1991         45.42%
1992         12.27%
1993         11.35%
1994         -3.66%
1995         33.11%
1996         19.67%
1997         23.56%
1998         -1.75%
1999         11.66%
2000         11.00%

BEST QUARTER
22.13% for the
quarter ending
March 31, 1991

WORST QUARTER
-20.89% for the
quarter ending
September 30, 1998

The Fund's year-to-date return as of the quarter ended June 30, 2001 was 13.53%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to the S&P SmallCap 600.

                                                                    SINCE
                              1 YEAR      5 YEARS     10 YEARS  INCEPTION
Small Company Index Fund      11.00%       12.48%       15.43%     15.89%  (10/1/90)

S&P SmallCap 600              11.80%       13.57%       17.44%     17.33%  (since 9/30/90)

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                           TOTAL FUND
                             MANAGEMENT     DISTRIBUTION         OTHER      OPERATING
                                   FEES     (12b-1) FEES      EXPENSES       EXPENSES
Small Company Index Fund          0.10%             None         0.31%          0.41%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS    5 YEARS       10 YEARS

Small Company Index Fund            $42         $132       $230           $518

GALAXY II UTILITY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks of companies in the utility industry, as represented by the Standard & Poor's Utilities Composite Stock Price Index (S&P Utilities Index).

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the S&P Utilities Index. The Fund invests substantially all (at least 80%) of its total assets in the common stocks of companies included in the S&P Utilities Index. Normally the Fund holds every stock in the S&P Utilities Index, in approximately the same percentage as each stock is represented in the S&P Utilities Index.

The Fund will only purchase a security that is included in the S&P Utilities Index at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the S&P Utilities Index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the S&P Utilities Index within a .95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

Because the Fund invests primarily in stocks, it is subject to MARKET RISK. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

There is the additional risk that the Fund will fail to match the investment results of the S&P Utilities Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

In addition, the Fund carries the following main risks:

- INDEXING RISK - Your investment in the Fund will typically decline in value when the S&P Utilities Index declines. Since the Fund is designed to track the S&P Utilities Index, the Fund cannot purchase other securities that may help offset declines in stocks represented in the S&P Utilities Index. In addition, because the Fund may not always hold all stocks included in the S&P Utilities Index and may not always be fully invested, the Fund's performance may fail to match the performance of the S&P Utilities Index.

[SIDENOTE]

THE INDEXING STRATEGY

THE FUND IS NOT ACTIVELY MANAGED. THIS MEANS THAT THE ADVISER DOES NOT USE ECONOMIC, FINANCIAL AND MARKET ANALYSIS IN SELECTING SECURITIES FOR THE FUND. INSTEAD, THE ADVISER ATTEMPTS TO APPROXIMATE THE PERFORMANCE OF THE FUND'S TARGET INDEX BY INVESTING THE FUND'S ASSETS IN SECURITIES INCLUDED IN THAT INDEX. THE ADVISER RELIES ON SOPHISTICATED COMPUTER MODELS IN MANAGING THE FUND'S INVESTMENTS. BECAUSE THE INDEXING APPROACH GENERALLY INVOLVES LOWER PORTFOLIO TURNOVER THAN IS TYPICAL FOR MOST ACTIVELY MANAGED FUNDS, TRANSACTION AND ADMINISTRATION COSTS TEND TO BE LOW AS WELL.

S&P UTILITIES INDEX

THE S&P UTILITIES INDEX IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF THE UTILITY SECTOR OF THE S&P 500. THE WEIGHTING OF STOCKS IN THE S&P UTILITIES INDEX IS BASED ON EACH STOCK'S RELATIVE MARKET CAPITALIZATION. THE S&P UTILITIES INDEX IS CURRENTLY MADE UP OF APPROXIMATELY 40 COMMON STOCKS.

- INDUSTRY CONCENTRATION - The Fund concentrates its investments (i.e., invests 25% or more of its total assets) in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that holds securities representing a broad range of industries.

- INDUSTRY RISK - Because the Fund concentrates its investments in the utility industry, it is subject to industry risk. Industry risk is the possibility that a particular group of related stocks, such as those stocks in a particular industry, may decline in price due to industry-specific developments. For the utility industry, these developments could include changing regulations, which could limit profits, dividends or access to new markets, unexpected increases in fuel or other operating costs, increasing competition, and restriction to relatively mature markets.

- LACK OF DIVERSIFICATION - The Fund is non-diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

[SIDENOTE]

MARKET CAPITALIZATION

A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994         -8.64%
1995         37.08%
1996          3.47%
1997         28.51%
1998         14.77%
1999         -9.49%
2000         59.35%

BEST QUARTER
32.70% for the
quarter ending
September 30, 2000

WORST QUARTER
-9.36% for the
quarter ending
March 31, 1999

The Fund's year-to-date return as of the quarter ended June 30, 2001 was -6.11%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to the S&P Utilities Index.

                                                                    SINCE
                                           1 YEAR     5 YEARS   INCEPTION
Utility Index Fund                         59.35%      17.09%      15.33%  (1/5/93)

S&P Utilities Index                        59.67%      16.51%      15.61%  (since 12/31/92)

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                            MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                  FEES      (12b-1) FEES        EXPENSES        EXPENSES
Utility Index Fund               0.10%              None           0.30%           0.40%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                              1 YEAR     3 YEARS    5 YEARS     10 YEARS

Utility Index Fund               $41        $128       $224        $505

GALAXY II U.S. TREASURY INDEX FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. Treasury notes and bonds, as represented by the U.S. Treasury component (U.S. Treasury Index) of the Salomon Smith Barney Broad Investment-Grade Bond Index.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund uses an indexing strategy through the use of sophisticated computer models to approximate the investment performance of the U.S. Treasury Index. The Fund invests substantially all (at least 80%) of its total assets in the securities included in the U.S. Treasury Index.

The Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Adviser will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

The Fund will only purchase a security that is included in the U.S. Treasury Index at the time of purchase. The Fund will normally only buy or sell securities to adjust to changes in the composition of the U.S. Treasury Index, or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of the Fund, before expenses, will track the performance of the U.S. Treasury Index within a .95 correlation coefficient.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

There is the additional risk that the Fund will fail to match the investment results of the U.S. Treasury Index as a result of shareholder purchase and redemption activity, transaction costs, expenses and other factors.

In addition, the Fund carries the following main risks:

- INDEXING RISK - Your investment in the Fund will typically decline in value when the U.S. Treasury Index declines. Since the Fund is designed to track the U.S. Treasury Index, the Fund cannot purchase other securities that may help offset declines in debt securities represented in the U.S. Treasury Index. In addition, because the Fund will not hold all issues included in the U.S. Treasury Index and may not always be fully invested, the Fund's performance may fail to match the performance of the U.S. Treasury Index, after taking expenses into account.

[SIDENOTE]

THE INDEXING STRATEGY

THE FUND IS NOT ACTIVELY MANAGED. THIS MEANS THAT THE ADVISER DOES NOT USE ECONOMIC, FINANCIAL AND MARKET ANALYSIS IN SELECTING SECURITIES FOR THE FUND. INSTEAD, THE ADVISER ATTEMPTS TO APPROXIMATE THE PERFORMANCE OF THE FUND'S TARGET INDEX BY INVESTING THE FUND'S ASSETS IN SECURITIES INCLUDED IN THAT INDEX. THE ADVISER RELIES ON SOPHISTICATED COMPUTER MODELS IN MANAGING THE FUND'S INVESTMENTS. BECAUSE THE INDEXING APPROACH GENERALLY INVOLVES LOWER PORTFOLIO TURNOVER THAN IS TYPICAL FOR MOST ACTIVELY MANAGED FUNDS, TRANSACTION AND ADMINISTRATION COSTS TEND TO BE LOW AS WELL.

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

[SIDENOTE]

U.S. TREASURY INDEX

THE U.S. TREASURY INDEX IS AN UNMANAGED INDEX COMPOSED OF ALL U.S. TREASURY NOTES AND BONDS WITH REMAINING MATURITIES OF AT LEAST ONE YEAR AND OUTSTANDING PRINCIPAL OF AT LEAST $25 MILLION THAT ARE INCLUDED IN THE SALOMON SMITH BARNEY INVESTMENT-GRADE BOND INDEX. SECURITIES IN THE U.S. TREASURY INDEX ARE WEIGHTED BY MARKET VALUE, THAT IS, THE PRICE PER BOND OR NOTE MULTIPLIED BY THE NUMBER OF BONDS OR NOTES OUTSTANDING.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1992          6.77%
1993         10.21%
1994         -3.69%
1995         18.06%
1996          2.21%
1997          9.27%
1998          9.76%
1999         -2.85%
2000         13.13%

BEST QUARTER
6.15% for the
quarter ending
June 30, 1995

WORST QUARTER
-2.93% for the
quarter ending
March 31, 1994

The Fund's year-to-date return as of the quarter ended June 30, 2001 was -0.46%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to the U.S. Treasury Index.

                                                                    SINCE
                                            1 YEAR     5 YEARS  INCEPTION
U.S. Treasury Index Fund                    13.13%       6.14%      7.52%  (6/4/91)

U.S. Treasury Index                         13.52%       6.52%      7.89%  (since 5/31/91)

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                                TOTAL FUND
                             MANAGEMENT      DISTRIBUTION           OTHER        OPERATING
                                   FEES      (12b-1) FEES        EXPENSES         EXPENSES
U.S. Treasury Index Fund          0.10%              None           0.32%            0.42%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS

U.S. Treasury Index Fund              $43        $135        $235         $530

GALAXY II MUNICIPAL BOND FUND

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide investors with the highest level of income exempt from regular federal income tax consistent with prudent investment management and preservation of capital.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests substantially all (at least 80%) of its net assets in municipal securities that pay interest which is exempt from regular federal income taxes, primarily bonds (normally, at least 65% of total assets).

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax
(AMT). Investments in private activity bonds subject to the AMT will normally not exceed 20% of the Fund's net assets and will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers, and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. Investment grade securities have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P), Moody's Investors Service, Inc. (Moody's), or another nationally recognized statistical rating organization (NRSRO), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's or another NRSRO, or in unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that, under the circumstances, the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P, Moody's or another NRSRO if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current economic and market conditions and the Adviser's assessment of probable changes in interest rates. However, under normal market conditions, the Fund expects to maintain a weighted average maturity of between 5 and 10 years. There is no limit on the maturity of any individual security in the Fund.

[SIDENOTE]

MUNICIPAL SECURITIES

STATE AND LOCAL GOVERNMENTS ISSUE MUNICIPAL SECURITIES TO RAISE MONEY TO FINANCE PUBLIC WORKS, TO REPAY OUTSTANDING OBLIGATIONS, TO RAISE FUNDS FOR GENERAL OPERATING EXPENSES AND TO MAKE LOANS TO OTHER PUBLIC INSTITUTIONS. SOME MUNICIPAL SECURITIES, KNOWN AS PRIVATE ACTIVITY BONDS, ARE BACKED BY PRIVATE ENTITIES AND ARE USED TO FINANCE VARIOUS NON-PUBLIC PROJECTS. MUNICIPAL SECURITIES, WHICH CAN BE ISSUED AS BONDS, NOTES OR COMMERCIAL PAPER, USUALLY HAVE FIXED INTEREST RATES, ALTHOUGH SOME HAVE INTEREST RATES THAT CHANGE FROM TIME TO TIME.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK -- The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK -- The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P, Moody's or another NRSRO have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK -- Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[SIDENOTE]

TYPES OF MUNICIPAL SECURITIES

GENERAL OBLIGATION SECURITIES ARE SECURED BY THE ISSUER'S FULL FAITH, CREDIT AND TAXING POWER. REVENUE OBLIGATION SECURITIES ARE USUALLY PAYABLE ONLY FROM REVENUES DERIVED FROM SPECIFIC FACILITIES OR REVENUE SOURCES. PRIVATE ACTIVITY BONDS ARE USUALLY REVENUE OBLIGATIONS SINCE THEY ARE TYPICALLY PAYABLE BY THE PRIVATE USER OF THE FACILITIES FINANCED BY THE BONDS.

AVERAGE WEIGHTED MATURITY

AVERAGE WEIGHTED MATURITY GIVES YOU THE AVERAGE TIME UNTIL ALL DEBT SECURITIES IN THE FUND COME DUE OR MATURE. IT IS CALCULATED BY AVERAGING THE TIME TO MATURITY OF ALL DEBT SECURITIES HELD BY THE FUND WITH EACH MATURITY "WEIGHTED" ACCORDING TO THE PERCENTAGE OF ASSETS IT REPRESENTS.

HOW THE FUND HAS PERFORMED

The bar chart and the table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of the Fund has varied from year to year.

[CHART]

1994         -5.59%
1995         14.63%
1996          3.56%
1997          7.23%
1998          5.46%
1999         -1.16%
2000          8.69%

BEST QUARTER:
6.09% for the
quarter ending
March 31, 1995

WORST QUARTER:
-4.89% for the
quarter ending
March 31, 1994

The Fund's year-to-date return as of the quarter ended June 30, 2001 was 0.63%.

AVERAGE ANNUAL TOTAL RETURNS

The table shows the Fund's average annual total returns for the periods ended December 31, 2000, as compared to a broad-based market index.

                                                                           SINCE
                                            1 YEAR      5 YEARS        INCEPTION
Municipal Bond Fund                          8.69%        4.70%            5.18% (4/15/93)

Lehman Brothers Quality Intermediate
Municipal Bond Index                         8.63%        5.26%            7.51% (since 6/30/93)*

* The Lehman Brothers Quality Intermediate Municipal Bond Index started on June 30, 1993.

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[SIDENOTE]

THE LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX, A SUBSET OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF MUNICIPAL BONDS WITH REMAINING MATURITIES BETWEEN TWO AND TWELVE YEARS AND WHICH ARE RATED IN ONE OF THE TOP THREE RATING CATEGORIES.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (FEES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                             MANAGEMENT     DISTRIBUTION           OTHER       OPERATING
                                   FEES     (12b-1) FEES        EXPENSES        EXPENSES
Municipal Bond Fund               0.25%             None           0.35%           0.60%

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                   1 YEAR     3 YEARS    5 YEARS     10 YEARS

Municipal Bond Fund                   $61        $192       $335         $750

[SIDENOTE]

PORTFOLIO MANAGER

THE ADVISER'S TAX-EXEMPT INVESTMENT POLICY COMMITTEE IS RESPONSIBLE FOR THE DAY-TO-DAY MANAGEMENT OF THE FUND'S INVESTMENT PORTFOLIO. THE COMMITTEE HAS MANAGED THE FUND SINCE 1996.

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS

The Galaxy II Municipal Bond Fund may temporarily hold up to 20% of its net assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include short-term municipal securities, such as short-term municipal notes and tax-exempt commercial paper and taxable money market securities, such as U.S. Government obligations, bank certificates of deposit and bankers' acceptances, and repurchase agreements collateralized by these securities. This strategy could prevent the Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund principally invests. Each Index Fund may hold temporary cash balances (normally not in excess of 2% of net assets) to efficiently manage transactional expenses. The Index Funds may invest these balances in instruments that are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

The Galaxy II Municipal Bond Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund - and the risks involved
- are described in detail in the SAI.

INVESTOR GUIDELINES

The table below provides information as to which type of investor might want to invest in each of the Galaxy II Funds. It's meant as a general guide only. TAX-EXEMPT FUNDS ARE GENERALLY NOT APPROPRIATE INVESTMENTS FOR TAX-DEFERRED RETIREMENT ACCOUNTS, SUCH AS IRAS, BECAUSE THEIR RETURNS BEFORE TAXES ARE GENERALLY LOWER THAN THOSE OF TAXABLE FUNDS. Consult your financial adviser for help in deciding which Fund is right for you.


GALAXY II FUND                  MAY BE BEST SUITED FOR ...

Galaxy II Large Company         -    Investors seeking to closely match the
Index Fund                           investment performance of the market
                                     segment composed of U.S. publicly traded large capitalization stocks as represented by the S&P 500.

Galaxy II Small Company         -    Investors seeking to closely match the
Index Fund                           investment performance of the market
                                     segment composed of U.S. publicly traded small capitalization stocks as represented by the S&P SmallCap 600.

Galaxy II Utility Index Fund    -    Investors seeking to closely match the
                                     investment performance of the market
                                     segment composed of U.S. publicly traded common stocks of companies in the utility industry as represented by the S&P
                                     Utilities Index.

Galaxy II U.S. Treasury Index   -    Investors seeking to closely match the
Fund                                 investment performance of the market
                                     segment composed of U.S. Treasury notes and bonds as represented by the U.S. Treasury
                                     Index.

Galaxy II Municipal Bond        -    Investors seeking income that's free of
Fund                                 federal income tax and who can accept
                                     fluctuations in price and yield.

[SIDENOTE]

TAX-EQUIVALENT YIELD

ONE WAY TO UNDERSTAND THE TAX ADVANTAGES OF A TAX-EXEMPT FUND IS TO COMPARE ITS AFTER-TAX RETURN TO THAT OF A TAXABLE INVESTMENT. FOR EXAMPLE, SUPPOSE A TAXABLE FUND PAYS A RETURN OF 10%. IF YOU'RE IN THE 35.5% FEDERAL INCOME TAX BRACKET, THE FUND'S RETURN AFTER TAXES IS 6.45%. WHEN A TAX-EXEMPT FUND PAYS A RETURN OF 10%, YOU DON'T PAY TAX. SO IF YOU'RE IN THE 35.5% TAX BRACKET, THAT'S THE EQUIVALENT OF EARNING ABOUT 15.5% ON A TAXABLE FUND. IF YOU'RE IN A LOW TAX BRACKET, HOWEVER, IT MAY NOT BE HELPFUL TO INVEST IN A TAX-EXEMPT FUND IF YOU CAN ACHIEVE A HIGHER AFTER-TAX RETURN FROM A TAXABLE INVESTMENT.

FUND MANAGEMENT

ADVISER

The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110.

The Adviser also provides investment management and advisory services to individual and institutional clients. As of March 31, 2001, the Adviser managed over $100 billion in assets.

The Adviser, subject to the general supervision of Galaxy II's Board of Trustees, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of portfolio securities, and maintains related records.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                MANAGEMENT FEE
                                     AS A % OF
FUND                        AVERAGE NET ASSETS

Large Company Index Fund                 0.10%

Small Company Index Fund                 0.10%

Utility Index Fund                       0.10%

U.S. Treasury Index Fund                 0.10%

Municipal Bond Fund                      0.25%


SUB-ACCOUNT SERVICES

Affiliates of the Adviser and certain other parties may receive fees from Galaxy II's transfer agent for providing certain sub-accounting and administrative services to participant sub-accounts with respect to shares of the Galaxy II Index Funds held by defined contribution plans. The transfer agency fees payable by the Funds have been increased by an amount equal to these fees, so that the shareholders of the Funds indirectly bear these fees.

HOW TO INVEST IN THE FUNDS

BUYING, SELLING AND EXCHANGING SHARES

You can buy and sell shares of the Funds on any day that the Funds are open for business. With respect to the Large Company Index Fund, Small Company Index Fund and Utility Index Fund, a business day is any day that the New York Stock Exchange is open. With respect to the U.S. Treasury Index Fund and Municipal Bond Fund, a business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open.

The price at which you buy shares is the NAV next determined after your order is accepted. The price at which you sell shares is the NAV next determined after receipt of your order in proper form as described below. NAV is determined on each business day at the close of regular trading on the New York Stock Exchange that day (usually 4:00 p.m. Eastern time). If market prices are readily available for securities owned by the Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy II's Board of Trustees.

HOW TO BUY SHARES

You can buy shares through your financial adviser or directly from Galaxy II's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A financial adviser who places orders on your behalf may charge you a separate fee for its services.

If you want to buy shares and you are a customer of a financial adviser such as a broker-dealer, bank or savings and loan association, including a financial adviser affiliated with the Adviser, you should place your order through your financial adviser. Your financial adviser is responsible for sending your order to Galaxy II's distributor and wiring the money to Galaxy II's custodian. The financial adviser holds the shares in your name and receives all confirmations of purchases and sales. For details, please contact your financial adviser.

You can also buy shares directly from Galaxy II's distributor in any of the following ways:

BUYING BY MAIL

Complete an account application and mail it, together with a check payable to each Fund in which you want to invest, to:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

To make additional investments, send your check to the address above along with one of the following:

- the detachable form that's included with your Galaxy II statement or your confirmation of a prior transaction

- a letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy II will cancel your order.

[SIDENOTE]
NET ASSET VALUE

THE PRICE YOU PAY FOR YOUR SHARES IS BASED ON THE NET ASSET VALUE (NAV) PER SHARE. IT'S THE VALUE OF A FUND'S ASSETS MINUS THE VALUE OF THE FUND'S LIABILITIES, DIVIDED BY THE NUMBER OF SHARES OF THE FUND HELD BY INVESTORS.

BUYING BY WIRE

To make an initial or additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy II's distributor. You should wire money and registration instructions to:

Fleet National Bank
100 Federal Street Boston, MA 02110
ABA #0110-0013-8 DDA #79673-5702
Ref: Galaxy Fund II
(Account number)
(Account registration)

Before making an initial investment by wire, you must complete an account application and send it to Galaxy Fund II, P.O. Box 6520, Providence, RI 02940-6520. Your order will not be effected until the completed account application is received by Galaxy II. Call Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252) for an account application.

Your bank or other financial institution may charge you a fee for sending funds by wire.

HOW TO SELL SHARES

You can sell your shares in several ways: through your financial adviser or directly through Galaxy II's distributor by mail, by telephone, or by wire.

If you want to sell your shares and you are a customer of a financial adviser, you must contact your financial adviser for information on how to sell your shares. Your financial adviser is responsible for sending your order to Galaxy II's distributor and for crediting your account with the proceeds. Galaxy II doesn't charge a fee for wiring sale proceeds to your financial adviser, but your financial adviser may charge you a fee. For details, please contact your financial adviser.

You can also sell your shares directly through Galaxy II's distributor in any of the following ways:

SELLING BY MAIL
Send your request in writing to:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

[SIDENOTE]
MINIMUM INVESTMENT AMOUNTS

The minimum initial investment to open a Fund account is:

- $2,500 for regular accounts
- $500 for retirement plan accounts, such as IRA, SEP and Keogh Plan accounts
- $100 for college savings accounts, including Education IRA accounts.

There is generally no minimum initial investment if you participate in the Automatic Investment Program or in a salary reduction retirement plan such as a SIMPLE IRA or 401(k). You generally can make additional investments for as little as $100. See GALAXY II INVESTOR PROGRAMS below for information on other minimums for initial and additional investments.

Usually, you must keep at least $250 in your account other than retirement plan accounts. If your account falls below $250 because you sell or exchange shares, Galaxy II may redeem your shares and close your account. Galaxy II will give you 60 days' notice in writing before closing your account.

You must include the following:

-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

SELLING BY PHONE

You can sell shares by calling Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252), unless you tell Galaxy II on the account application or in writing that you don't want this privilege. If you have difficulty getting through to Galaxy II because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE

Notify Galaxy II's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. that is able to receive wire transfers. To be eligible to use this privilege, you must complete the appropriate section on the account application or notify Galaxy II in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named on your application or in your written instructions.

HOW TO EXCHANGE SHARES

You may exchange shares of a Fund having a value of at least $100 for shares of any other Galaxy II Fund or for shares of any other Fund that's managed by the Adviser or any of its affiliates in which you have an existing account. You will have to pay a sales charge if you exchange shares of the Fund for shares of another Fund that assesses a sales charge on purchases, unless you qualify for an exemption.

[SIDENOTE]

SIGNATURE GUARANTEES

When selling your shares by mail or by phone, you must have your signature guaranteed if:

-    you're selling shares worth more than $50,000,

- you want Galaxy II to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,

- you want Galaxy II to send your money to the address on your account that's changed within the last 30 days, or

-    you want Galaxy II to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.

TO EXCHANGE SHARES:

-    ask your financial adviser

- call Galaxy II's distributor or use the InvestConnect voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:
     Galaxy Fund II
     P.O. Box 6520
     Providence, RI 02940-6520

Galaxy II doesn't charge any fee for making exchanges, but your financial adviser might do so. You are generally limited to three exchanges per year. Galaxy II may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.

OTHER TRANSACTION POLICIES

If Galaxy II doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy II won't accept your order. Galaxy II will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy II may reject any order to buy shares. Galaxy II doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy II may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy II or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy II has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy II normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy II reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy II will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy II reserves the right to vary or waive any minimum investment requirement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Large Company Index Fund and Small Company Index Fund generally declare and pay dividends from net investment income annually. The Utility Index Fund generally declares and pays dividends from net investment income quarterly. The U.S. Treasury Index Fund and Municipal Bond Fund declare dividends from net investment income daily and pay them monthly. Each Fund normally distributes net capital gains annually. It's expected that the annual distributions for the U.S. Treasury Index Fund and Municipal Bond Fund will normally - but not always - consist primarily of ordinary income rather than capital gains. Dividends and distributions are reinvested in additional shares of the Funds, unless you indicate in the account application or in a letter to Galaxy II that you want to have dividends and distributions paid in cash.

FEDERAL TAXES

Each of the Large Company Index Fund, Small Company Index Fund, Utility Index Fund and U.S. Treasury Index Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.

It is expected that the Municipal Bond Fund will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of the Fund will generally be taxable to you as long-term capital gains, and distributions, if any, derived from short-term capital gains or taxable interest income will be taxable to you as ordinary income. It is expected that the Fund may pay such taxable distributions from time to time.

You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such exempt-interest dividend amount.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Municipal Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. Government securities or interest on securities of the particular state or localities within the state.

Dividends paid by the Municipal Bond Fund that are attributable to interest earned by the Fund may be taxable to shareholders under state or local law. Some states allow shareholders to exclude from state income tax that portion of the Fund's tax-exempt interest income that is attributable to municipal securities issued within the shareholder's own state. To assist shareholders of these states, the Fund will provide a breakdown of its tax-exempt interest income on a state-by-state basis at year-end.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY II INVESTOR PROGRAMS

RETIREMENT PLANS

Shares of the Galaxy II Index Funds are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.

-    Simplified Employee Pension Plans (SEPs).

-    Keogh money purchase and profit sharing plans.

- Salary reduction retirement plans set up by employers for their employees, which are qualified under section 401(k) and 403(b) of the Internal Revenue Code.

- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS

It's also easy to buy or sell shares of the Funds by using one of the programs described below. Just tell Galaxy II the amount and how frequently you want to buy or sell shares and Galaxy II does the rest. For further information on any of these programs, call your financial adviser or Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 a quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy II Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA account. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your Fund account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy II at:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY II

THROUGH YOUR FINANCIAL ADVISER

Your financial adviser can help you buy, sell or exchange shares and can answer questions about your account.

GALAXY II SHAREHOLDER SERVICES

Call Galaxy II's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time) for help from a Galaxy II representative.


INVESTCONNECT

InvestConnect is Galaxy II's Shareholder Voice Response System. Call 1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week. InvestConnect may not be available to you if you invest in the Funds through a financial adviser.

If you live outside the United States, contact Galaxy II by calling 1-508-871-4121.

THE INTERNET

Please visit Galaxy II's Web site at: www.galaxyfunds.com

[SIDENOTE]

HEARING IMPAIRED

Galaxy II also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages will help you understand the Funds' financial performance for the past five years. Certain information reflects the financial performance of a single share of each Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years ended March 31, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in Galaxy II's Annual Report and are incorporated by reference into the SAI. The Annual Report and SAI are available free of charge upon request. The information for the fiscal years ended March 31, 1998 and 1997 was audited by Galaxy II's former auditors.

GALAXY II LARGE COMPANY INDEX FUND
(For a share outstanding throughout each period)

                                                                    FOR THE YEARS ENDED MARCH 31,
                                                   -------------------------------------------------------------
                                                      2001         2000         1999         1998         1997
                                                   ----------   ----------   ----------   ----------    ----------
Net asset value, beginning of period                 $42.14        $36.90       $31.92       $23.09        $20.06
                                                   ----------   ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                            0.26          0.32         0.35         0.40          0.43
                                                   ----------   ----------   ----------   ----------    ----------
   Net realized and unrealized gain (loss) on
   investments and futures contracts                  (8.85)         5.93         5.38        10.23          3.41
                                                   ----------   ----------   ----------   ----------    ----------
Total from investment operations                      (8.59)         6.25         5.73        10.63          3.84

LESS DIVIDENDS:
   Dividends from net investment income               (0.26)        (0.33)       (0.36)       (0.44)        (0.38)
                                                   ----------   ----------   ----------   ----------    ----------
   Dividends from net realized capital gains          (3.97)        (0.68)       (0.39)       (1.36)        (0.43)
                                                   ----------   ----------   ----------   ----------    ----------
Total dividends                                       (4.23)        (1.01)       (0.75)       (1.80)        (0.81)

Net increase (decrease) in net asset value           (12.82)         5.24         4.98         8.83          3.03
                                                   ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                       $29.32        $42.14       $36.90       $31.92        $23.09
                                                   ==========   ==========   ==========   ==========    ==========
Total return                                         (21.54)%       17.20%       18.15%       47.29%        19.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $821,147    $1,065,129     $828,899     $626,740      $421,652
                                                   ----------   ----------   ----------   ----------    ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement       0.74%         0.88%        1.11%        1.44%         2.19%
                                                   ----------   ----------   ----------   ----------    ----------
   Operating expenses including reimbursement          0.47%         0.47%        0.47%        0.40%         0.40%
                                                   ----------   ----------   ----------   ----------    ----------
   Operating expenses excluding reimbursement          0.48%         0.47%        0.47%        0.40%         0.40%
                                                   ----------   ----------   ----------   ----------    ----------
Portfolio turnover rate                                  15%           12%           3%           3%           11%

(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.26, $0.32, $0.35, $0.40 and $0.43, respectively.

GALAXY II SMALL COMPANY INDEX FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDED MARCH 31,
                                                   -------------------------------------------------------------
                                                      2001         2000         1999       1998(1)        1997
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                 $17.92        $15.22      $20.73       $22.64        $22.30
                                                   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                            0.07          0.09        0.10         0.27          0.38
                                                   ----------   ----------   ----------   ----------   ----------
   Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.47)         4.31       (4.04)        7.64          1.76
                                                   ----------   ----------   ----------   ----------   ----------
Total from investment operations                      (0.40)         4.40       (3.94)        7.91          2.14

LESS DIVIDENDS:
   Dividends from net investment income               (0.04)        (0.09)      (0.09)       (0.33)        (0.34)
                                                   ----------   ----------   ----------   ----------   ----------
   Dividends from net realized capital gains          (2.33)        (1.61)      (1.48)       (9.49)        (1.46)
                                                   ----------   ----------   ----------   ----------   ----------
Total dividends                                       (2.37)        (1.70)      (1.57)       (9.82)        (1.80)

Net increase (decrease) in net asset value            (2.77)         2.70       (5.51)       (1.91)         0.34
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                       $15.15        $17.92      $15.22       $20.73        $22.64
                                                   ==========   ==========   ==========   ==========   ==========
Total return                                          (2.33)%       30.52%     (19.19)%      41.22%         9.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $253,860      $279,914    $259,903     $399,162      $309,474
                                                   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement       0.48%         0.53%       0.56%        0.97%         1.59%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses including reimbursement          0.41%         0.41%       0.40%        0.40%         0.40%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses excluding reimbursement          0.41%         0.41%       0.41%        0.40%         0.40%
                                                   ----------   ----------   ----------   ----------   ----------
Portfolio turnover rate                                  41%           36%         22%          99%            8%

(1) At a Special Meeting of Shareholders of the Small Company Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's SmallCap 600 Stock Price Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.07, $0.09, $0.10, $0.27 and $0.38, respectively.

GALAXY II UTILITY INDEX FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDED MARCH 31,
                                                   -------------------------------------------------------------
                                                      2001         2000         1999       1998(1)        1997
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                 $13.32        $13.35      $14.18        $11.42       $12.03
                                                   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                            0.44          0.50        0.53          0.54         0.49
                                                   ----------   ----------   ----------   ----------   ----------
   Net realized and unrealized gain
   (loss) on investments                               4.56          0.43       (0.71)         3.71        (0.09)
                                                   ----------   ----------   ----------   ----------   ----------
Total from investment operations                       5.00          0.93       (0.18)         4.25         0.40

LESS DIVIDENDS:
   Dividends from net investment income               (0.45)        (0.51)      (0.51)        (0.60)       (0.46)
                                                   ----------   ----------   ----------   ----------   ----------
   Dividends from net realized capital gains          (1.57)        (0.45)      (0.14)        (0.82)       (0.55)
                                                   ----------   ----------   ----------   ----------   ----------
   Return of capital                                   -             -           -            (0.07)        -
                                                   ----------   ----------   ----------   ----------   ----------
Total dividends                                       (2.02)        (0.96)      (0.65)        (1.49)       (1.01)

Net increase (decrease) in net asset value             2.98         (0.03)      (0.83)         2.76        (0.61)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                       $16.30        $13.32      $13.35        $14.18       $11.42
                                                   ==========   ==========   ==========   ==========   ==========
Total return                                          37.57%         7.52%      (1.53)%       39.07%        3.46%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $68,795       $49,977     $55,131       $55,864      $45,582
                                                   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement       2.75%         3.61%       3.72%         4.24%        3.96%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses including reimbursement          0.40%         0.40%       0.40%         0.40%        0.40%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses excluding reimbursement          0.41%         0.40%       0.40%         0.40%        0.40%
                                                   ----------   ----------   ----------   ----------   ----------
Portfolio turnover rate                                  65%           19%          8%           72%         170%

(1) At a Special Meeting of Shareholders of the Utility Index Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell 1000 Utility Index to the Standard & Poor's Utilities Composite Index.

(2) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.44, $0.50, $0.53, $0.54 and $0.49, respectively.

GALAXY II U.S. TREASURY INDEX FUND
(For a share outstanding throughout each period)

                                                                FOR THE YEARS ENDED MARCH 31,
                                                   -------------------------------------------------------------
                                                      2001         2000         1999         1998         1997
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                 $10.13        $10.54      $10.50         $9.99       $10.24
                                                   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                            0.61          0.61        0.61          0.63         0.64
                                                   ----------   ----------   ----------   ----------   ----------
   Net realized and unrealized gain
   (loss) on investments                               0.53         (0.38)       0.05          0.51        (0.25)
                                                   ----------   ----------   ----------   ----------   ----------
Total from investment operations                       1.14          0.23        0.66          1.14         0.39

LESS DIVIDENDS:
   Dividends from net investment income               (0.61)        (0.64)      (0.62)        (0.63)       (0.64)
                                                   ----------   ----------   ----------   ----------   ----------
Total dividends                                       (0.61)        (0.64)      (0.62)        (0.63)       (0.64)

Net increase (decrease) in net asset value             0.53         (0.41)       0.04          0.51        (0.25)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                       $10.66        $10.13      $10.54        $10.50        $9.99
                                                   ==========   ==========   ==========   ==========   ==========
Total return                                          11.60%         2.39%       6.38%        11.72%        3.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $163,619      $160,389    $202,420      $118,368     $111,313
                                                   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement       5.90%         5.95%       5.77%         6.12%        6.31%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses including reimbursement          0.42%         0.41%       0.41%         0.40%        0.40%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses excluding reimbursement          0.42%         0.41%       0.41%         0.40%        0.40%
                                                   ----------   ----------   ----------   ----------   ----------
Portfolio turnover rate                                  53%           56%         70%           79%          39%

(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.61, $0.61, $0.61, $0.63 and $0.64, respectively.

GALAXY II MUNICIPAL BOND FUND
(For a share outstanding throughout each period)

                                                                   FOR THE YEARS ENDED MARCH 31,
                                                   -------------------------------------------------------------
                                                      2001         2000         1999         1998         1997
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                 $10.13        $10.59      $10.51        $10.15       $10.20
                                                   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                            0.45          0.44        0.46          0.47         0.47
                                                   ----------   ----------   ----------   ----------   ----------
   Net realized and unrealized gain (loss)
   on investments and futures contracts                0.45         (0.45)       0.08          0.36        (0.05)
                                                   ----------   ----------   ----------   ----------   ----------
Total from investment operations                       0.90         (0.01)       0.54          0.83         0.42

LESS DIVIDENDS:
   Dividends from net investment income               (0.45)        (0.45)      (0.46)        (0.47)       (0.47)
                                                   ----------   ----------   ----------   ----------   ----------
Total dividends                                       (0.45)        (0.45)      (0.46)        (0.47)       (0.47)

Net increase (decrease) in net asset value             0.45         (0.46)       0.08          0.36        (0.05)
                                                   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                       $10.58        $10.13      $10.59        $10.51       $10.15
                                                   ==========   ==========   ==========   ==========   ==========
Total return                                           9.15%        (0.05)%      5.20%         8.29%        4.15%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $33,239       $27,769     $21,607       $18,147      $19,921
                                                   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement       4.43%         4.28%       4.31%         4.49%        4.57%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses including reimbursement          0.60%         0.60%       0.60%         0.60%        0.60%
                                                   ----------   ----------   ----------   ----------   ----------
   Operating expenses excluding reimbursement          0.61%         0.60%       0.60%         0.60%        0.60%
                                                   ----------   ----------   ----------   ----------   ----------
Portfolio turnover rate                                  95%           38%         43%           28%           7%

(1) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2001, 2000, 1999, 1998 and 1997 was $0.45, $0.44, $0.46, $0.47 and $0.47, respectively.

MISCELLANEOUS

"Standard & Poor's," "S&P," "Standard & Poor's 500," "S&P 500," "500," "Standard & Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw Hill Companies, Inc. and have been licensed to the Adviser for use by Galaxy II.

The Large Company Index Fund, the Small Company Index Fund and the Utility Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund particularly or the ability of the S&P 500, the S&P SmallCap 600 Index or the S&P Utilities Index to track general stock market performance. S&P has no obligation to take the needs of Galaxy II or the shareholders of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund into consideration in determining, composing or calculating the S&P 500, the S&P SmallCap 600 Index and the S&P Utilities Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the shares of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund or the timing of the issuance or sale of the shares of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund or in the determination or calculation of the equation by which the shares of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Index Fund, the Small Company Index Fund or the Utility Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500, THE S&P SMALLCAP 600 INDEX OR THE S&P UTILITIES INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY GALAXY II, SHAREHOLDERS OF THE LARGE COMPANY INDEX FUND, THE SMALL COMPANY INDEX FUND OR THE UTILITY INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, THE S&P SMALLCAP 600 INDEX OR THE S&P UTILITIES INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Salomon Smith Barney Broad Investment-Grade Bond Index is a registered trademark of Salomon Smith Barney.

The inclusion of a security in any of the Galaxy II Index Funds' indices in no way implies an opinion by S&P or Salomon Smith Barney Inc. as to its attractiveness as an investment. S&P and Salomon Smith Barney Inc. are not sponsors of, or in any way affiliated with, the Galaxy II Index Funds.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Galaxy II's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy II toll free at 1-877-BUY-GALAXY (1-877-289-4252) or writing to:

Galaxy Fund II
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.




Galaxy II's Investment Company Act File No. is 811-06051.


PROTRIDX 18008 7/31/01 PKG50

GALAXY FUND II
STATEMENT OF ADDITIONAL INFORMATION
JULY 29, 2002


GALAXY II LARGE COMPANY INDEX FUND
GALAXY II SMALL COMPANY INDEX FUND
GALAXY II UTILITY INDEX FUND
GALAXY II U.S. TREASURY INDEX FUND
GALAXY II MUNICIPAL BOND FUND



         This Statement of Additional Information is not a prospectus. It relates to the prospectuses for the Funds dated July 29, 2002, as they may be supplemented or revised from time to time (the "Prospectuses"). The Prospectuses, as well as the Funds' Annual Report to Shareholders dated March 31, 2002 (the "Annual Report"), may be obtained, without charge, by writing:



Galaxy Fund II
P.O. Box 8081
Boston, MA 02266-8081

or by calling 1-800-345-6611.


     The audited financial statements included in the Annual Report and the related report of Ernst & Young LLP, Galaxy Fund II's independent auditors, also included in the Annual Report are incorporated herein by reference.

                                TABLE OF CONTENTS

                                                                                                             PAGE
GENERAL INFORMATION                                                                                            1
DESCRIPTION OF GALAXY II AND ITS SHARES                                                                        1
INVESTMENT STRATEGIES, POLICIES AND RISKS                                                                      3
         The Indexing Approach - Large Company Index, Small Company Index, Utility Index, and U.S.
                  Treasury Index Funds                                                                         3
         Large Company Index Fund                                                                              4
         Small Company Index Fund                                                                              5
         Utility Index Fund                                                                                    5
         U.S. Treasury Index Fund                                                                              5
         Municipal Bond Fund                                                                                   6
         Special Risk Considerations                                                                           8
                  Indexing Risks                                                                               8
                  Industry Concentration Risk - Utility Index Fund                                             9
                  Interest Rate Risk                                                                           9
                  Market Risk and Call Risk - Municipal Bond Fund                                              9
         Other Investment Policies and Risk Considerations                                                    10
                  Temporary Cash Balances                                                                     10
                  U.S. Government Securities                                                                  10
                  Bank Obligations                                                                            11
                  U.S. Treasury Rolls - Index Funds                                                           11
                  Securities of Other Investment Companies - Municipal Bond Fund                              11
                  Futures Contracts - Stock Funds and Municipal Bond Fund                                     12
                  Options on Futures Contracts - Municipal Bond Fund                                          14
                  Lending of Portfolio Securities                                                             15
                  Repurchase Agreements                                                                       15
                  Municipal Securities - Municipal Bond Fund                                                  16
                  When-Issued and Delayed-Delivery Securities - Municipal Bond Fund                           18
                  Ratings as Investment Criteria - Municipal Bond Fund                                        18
                  Portfolio Turnover                                                                          19
INVESTMENT LIMITATIONS                                                                                        19
VALUATION OF PORTFOLIO SECURITIES                                                                             22
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                                23
         General                                                                                              23
         Customers of Financial Advisers                                                                      24
         Other Purchase Information                                                                           24
                  Redemption of Fund Shares                                                                   24
INVESTOR PROGRAMS                                                                                             25
         Exchange Privilege                                                                                   25
         Retirement Plans                                                                                     26
         Automatic Investment Program                                                                         27
         Systematic Withdrawal Plan                                                                           27
         Payroll Deduction Program                                                                            27
         College Investment Program                                                                           27


                                                                                                             PAGE
         Direct Deposit Program                                                                               28
TAXES                                                                                                         28
         State and Local                                                                                      29
         Taxation of Certain Financial Instruments                                                            29
TRUSTEES AND OFFICERS                                                                                         30
         Shareholder and Trustee Liability                                                                    36
         Codes of Ethics                                                                                      36
INVESTMENT ADVISER                                                                                            36
ADMINISTRATOR AND SUB-ADMINISTRATOR                                                                           38
CUSTODIAN AND TRANSFER AGENT                                                                                  39
PORTFOLIO TRANSACTIONS                                                                                        41
DISTRIBUTOR                                                                                                   43
AUDITORS                                                                                                      43
COUNSEL                                                                                                       43
PERFORMANCE AND YIELD INFORMATION                                                                             44
         Performance Reporting                                                                                46
         Comparing Tax-Exempt and Taxable Yields - Municipal Bond Fund                                        47
MISCELLANEOUS                                                                                                 48
FINANCIAL STATEMENTS                                                                                          50
APPENDIX A                                                                                                   A-1

                               GENERAL INFORMATION

         This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for shares of the Funds listed on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Funds should be made without reading a Prospectus.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION, OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                     DESCRIPTION OF GALAXY II AND ITS SHARES

         Galaxy Fund II ("Galaxy II") is a no-load, open-end management investment company currently offering shares of beneficial interest in five investment portfolios: Large Company Index Fund, Small Company Index Fund, Utility Index Fund, U.S. Treasury Index Fund and Municipal Bond Fund.

         Galaxy II was organized as a Massachusetts business trust on February 22, 1990. Galaxy II's Declaration of Trust authorizes the Board of Trustees to create and establish series of shares by setting the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, and qualifications or terms and conditions of, or right to require redemption of any unissued shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of the Funds. Each Fund other than the Utility Index Fund, which is classified as a non-diversified investment company, is classified as a diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

         Each share of Galaxy II (irrespective of series designation) has a par value of $.001 per share, represents an equal proportionate interest in the related investment portfolio and is entitled to such dividends and distributions out of the income earned on the assets belonging to such investment portfolio as are declared in the discretion of Galaxy II's Board of Trustees.

         Shareholders have no preemptive or other right to subscribe to any additional shares and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable.

         In the event of a liquidation or dissolution of Galaxy II or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, including any assets of Galaxy II allocated by the Trustees to such Fund that are otherwise not readily identifiable as belonging to such Fund. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Shareholders have the power to vote, subject to provisions of the Declaration of Trust, (i) for the election of Trustees, (ii) with respect to any investment advisory or management contract, (iii) with respect to amendment of the Declaration of Trust, (iv) to the same extent as a Massachusetts business corporation concerning whether a legal action should be brought or maintained derivatively on behalf of Galaxy II or shareholders, provided that a shareholder of a particular Fund is not entitled to bring a derivative or class action on behalf of any other Fund, and (v) with respect to other matters as are required or authorized by law, the Declaration of Trust, Galaxy II's bylaws, Galaxy II's state or federal registration, or as the Trustees consider desirable. Shareholders will vote separately on a Fund-by-Fund basis and not together in the aggregate, except when required by the 1940 Act, shares will be voted in the aggregate, or when the Board of Trustees has determined that the matter affects the interests of one or more Funds, then only the shareholders of such Fund(s) will be entitled to vote on such matter. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Galaxy II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A particular Fund is deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in an investment objective or a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund (irrespective of series designation). However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of Galaxy II voting without regard to series.

         Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Voting rights are not cumulative in the election of Trustees and, accordingly, the holders of more than 50% in the aggregate of Galaxy II's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

         Galaxy II is not required under Massachusetts law to hold annual shareholder meetings and intends to do so only if required by the 1940 Act. Any Trustee may be removed by the holders of two-thirds of the outstanding voting shares through a declaration in writing or by a vote cast in person or by proxy at a special meeting called for that purpose. Galaxy II's Declaration of Trust provides that a meeting of shareholders for the purpose of voting on the question of removal of any trustee(s) shall be called by the Board of Trustees upon a written request of shareholders owning at least 10% of the outstanding shares of Galaxy II.

         Galaxy II's Declaration of Trust authorizes the Board of Trustees, subject to majority shareholder vote of each series affected by the matter, or, if applicable, to a majority shareholder vote of Galaxy II, to (a) merge or consolidate with any other corporation, association, trust or other organization; (b) sell and convey the assets of Galaxy II or any individual series to another trust, partnership, association or corporation organized under the laws of any state which is a diversified open-end management investment company as defined in the 1940 Act, for adequate consideration which shall include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of Galaxy II or any individual series, and which may include shares of beneficial interest or stock of such trust, partnership, association or corporation; or (c) at any time sell and convert into money all of the assets of Galaxy II or any individual series. In connection with (b) and (c) above, after making provision for the payment of all liabilities, the Board of Trustees will distribute the remaining proceeds of assets ratably among the holders of the shares of Galaxy II or any individual series then outstanding. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares, due to changes in the market prices of the Fund's portfolio securities, an amount that is more or less than the original investment.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

         Fleet Investment Advisors Inc. ("Fleet"), the Funds' investment adviser, will use its best efforts to achieve each Fund's investment objective, although such achievement cannot be assured. The investment objective of a Fund as described in the Prospectuses may not be changed without the approval of the holders of a majority of its outstanding shares (as defined under "Miscellaneous"). Except as noted below under "Investment Limitations," a Fund's investment policies may be changed without shareholder approval. An investor should not consider an investment in the Funds to be a complete investment program. The following investment strategies, policies and risks supplement those set forth in the Funds' Prospectuses.

THE INDEXING APPROACH - LARGE COMPANY INDEX, SMALL COMPANY INDEX, UTILITY INDEX, AND U.S. TREASURY INDEX FUNDS

         The Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds (the "Index Funds") are not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Index Funds seek to match the investment performance of their respective market segments, as represented by their respective indexes, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. In using sophisticated computer models to select securities, an Index Fund will only purchase a security that is included in its respective index at the time of such purchase. An Index Fund may, however, temporarily continue to hold a security that has been deleted from its respective index pending the rebalancing of the Fund's portfolio. A list of securities included, as of the date of this Statement of Additional Information, in each of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Standard & Poor's SmallCap 600 Stock Price Index ("S&P SmallCap 600 Index"), the Standard & Poor's

Utilities Composite Stock Price Index ("S&P Utilities Index"), and the U.S. Treasury component ("U.S. Treasury Index") of the Salomon Smith Barney Broad Investment-Grade Bond Index is available free of charge by calling Galaxy II at 1-800-345-6611, or by writing to Galaxy II, c/o Liberty Funds Services, Inc. ("LFS"), P.O. Box 8081, Boston, MA 02266-8081

         While there can be no guarantee that each Index Fund's investment results will precisely match the results of its corresponding index, Fleet believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Index Funds and their respective indexes. Each Index Fund will attempt to achieve a correlation between the performance of its portfolio and that of its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when an Index Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Index Fund's ability to correlate its performance with its respective index, however, may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's or Salomon Smith Barney calculate their respective indexes, and the timing of purchases and redemptions. Fleet monitors the correlation of the performance of the Index Funds in relation to their indexes under the supervision of Galaxy II's Board of Trustees. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

         Fleet believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, an Index Fund will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Index Fund. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of an Index Fund and that of its respective index, may cause the return of an Index Fund to be lower than the return of its respective index. The Index Funds may invest in less than all of the securities included in their respective indexes, which may result in a return that does not match that of the indexes, after taking expenses into account.

LARGE COMPANY INDEX FUND

         The Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P 500. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         The S&P 500 is composed of 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 2001, the stocks in the S&P 500 had an average market capitalization of approximately $20.9 billion and accounted for approximately 81.7% of the total market value of all U.S. common stocks. Fleet believes that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

SMALL COMPANY INDEX FUND

         The Small Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets, plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P Small Cap 600. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         The S&P SmallCap 600 Index is comprised of 600 U.S. common stocks with small market capitalizations. Like the S&P 500, the weighting of stocks in the S&P SmallCap 600 Index is based on each stock's relative total market capitalization. As of December 31, 2001, stocks in the S&P SmallCap 600 Index accounted for about 2.94% of the total market value of all publicly traded U.S. common stocks. The average capitalization of stocks included in the S&P SmallCap 600 Index as of December 31, 2001 was approximately $632 million, although the capitalization of some companies included in the S&P SmallCap 600 Index is significantly higher.


         When utilized, the portfolio optimization program is expected to provide an effective method of substantially duplicating the dividend income and capital gains produced by the S&P SmallCap 600 Index. Since the Fund does not hold every stock in the S&P SmallCap 600 Index when utilizing portfolio optimization, it is not expected to track the S&P SmallCap 600 Index with the same degree of accuracy as when it holds all 600 stocks in the Index, although the Fund will seek a correlation of at least 0.95, before deduction of operating expenses.

UTILITY INDEX FUND


         The Utility Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of companies in the utility industry that are included in the S&P Utilities Index. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         The S&P Utilities Index is an index of U.S. common stocks designed to measure the performance of the utility sector of the S&P 500. The weighting of stocks in the S&P Utilities Index is based on each stock's relative market capitalization. As of December 31, 2001, the S&P Utilities Index included 37 companies, reflecting the various segments of the utility industry in the following percentages (on a market capitalization basis):

                                                                          % OF
SECTOR                                                                   INDEX
Electric                                                                 78.1%
Gas and Water                                                            21.9%


         The weighting of stocks in the S&P Utilities Index is based on each stock's relative market capitalization.

U.S. TREASURY INDEX FUND


         The U.S. Treasury Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index. This 80% policy may be changed by Galaxy II's Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

         The U.S. Treasury Index is composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Salomon Smith Barney updates the roster of securities represented in the U.S. Treasury Index monthly, adding new notes and bonds issued in the past month and removing those notes and bonds that no longer meet the index's criteria. The following table further describes the U.S. Treasury Index Fund as of December 31, 2001:


                                                                      U.S. TREASURY
                                                                         INDEX FUND
Number of Issues                                                                 28
Total Market Value                                                     $161,221,320
Minimum Maturity                                                           1.2 Year
Maximum Maturity                                                         27.2 Years
Weighted Average Maturity                                                 9.6 Years

Percent of Market Value with remaining Maturity of:
         1-3 years                                                        31.4%
         3-7 years                                                        20.9%
         7-10 years                                                       10.9%
         10-20 years                                                      18.2%
         Over 20 years                                                    17.6%
Cash equivalent reserve                                                   1.0%

         The Fund will not hold all of the issues in its index because of the costs involved. Instead, each security will be considered for inclusion in the Fund based on its contribution to the total market value, average coupon rate and average weighted maturity of the Fund and its similarity to these financial characteristics of the Fund's index.

         The Fund is authorized to engage in other types of securities transactions described below under the heading "Other Investment Policies and Risk Considerations" (except the use of stock index futures contracts). Because the U.S. Treasury Index Fund expects to generate income generally exempt from state and local income taxes, it will engage in such investment practices only when deemed by Fleet to be in the best interests of the Fund's shareholders. See "Taxes."


MUNICIPAL BOND FUND

         Municipal securities in which the Municipal Bond Fund invests may include municipal leases which may take the form of a lease or an installment purchase issued by state and local governments to acquire equipment and facilities.


         In no case will the Fund purchase municipal securities rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") or the equivalent by another nationally recognized statistical rating organization (an "NRSRO").


   Pending investment of proceeds or for other temporary purposes, the Fund may invest up to 20% of its net assets in the following short-term municipal securities: (i) short-term municipal notes rated MIG-1 or MIG-2 by Moody's or SP-1+ or SP-1 by S&P; (ii) tax-exempt commercial paper rated P-1 by Moody's or A-1+ by S&P; (iii) municipal bonds with an effective maturity of one year or less which are rated A or higher by Moody's or S&P; (iv) unrated short-term obligations from an issuer whose outstanding long-term obligations are rated A or higher by Moody's or S&P; and (v) tax-exempt funds, including tax-exempt money market funds, subject to the requirements of applicable law. In no case will the Fund invest more than 10% of its net assets in tax-exempt funds. Investments in tax-exempt funds will result in shareholders paying duplicate or multiple fees, as such funds incur expenses similar to those of the Fund. The Fund will only invest in other funds when it believes the yields on such funds are beneficial even including multiple fees.

         The Fund may purchase municipal securities on a "when-issued" basis. In buying such securities, the Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 45 days. The Fund pays for the securities and begins earning interest when the securities are actually delivered. Consequently, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.


         The Fund is authorized to invest up to 20% of its net assets in "AMT" bonds. AMT bonds are tax-exempt "private activity" bonds issued after August 7, 1986 whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the alternative minimum tax. The alternative minimum tax is a special tax that applies to a limited number of taxpayers who have certain adjustments or tax preference items.


         Although the Fund does not expect to do so, except during temporary defensive periods, it may invest up to 20% of its net assets in the following taxable money market securities: obligations of the U.S. Government and its agencies or instrumentalities; bank certificates of deposit and bankers' acceptances; and repurchase agreements collateralized by these securities.


         The Fund may use municipal bond index futures contracts, interest rate futures contracts and options thereon to a limited extent. Specifically, the Fund may enter into futures contracts and options thereon provided that initial margin and premiums required to establish such positions that are not bona fide hedging positions (as defined by the Commodity Futures Trading Commission) will not exceed 5% of its net asset value, after taking into account unrealized profits and losses on any such contracts it has entered into. In addition, the Fund may enter into futures contracts and options transactions only to the extent that obligations under such contracts or transactions represent not more than 20% of the Fund's net assets.


         The Fund may use these instruments for several reasons: to maintain cash reserves while remaining effectively fully invested, to facilitate trading, to reduce transaction costs, to seek higher investment returns when a futures contract is priced more attractively than the underlying municipal securities, or to hedge against changes in the value of the portfolio securities due to anticipated changes in interest rates and market conditions and where the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund. The Fund will not use futures contracts or options transactions to leverage its assets.

         Futures contracts and options pose some risks, primarily: (i) there may be imperfect correlation between the change in market value of the securities held by the Fund and the prices of the futures contracts and options; and (ii) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract prior to its maturity date. The risk of imperfect correlation is minimized by investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities. The illiquidity risk will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                           SPECIAL RISK CONSIDERATIONS

INDEXING RISKS

         The Index Funds' ability to match their performance with an index may be affected by, among other things, changes in the securities markets, the manner in which the index is calculated and the timing of purchases and redemptions of the Fund's shares. Galaxy II expects the investments of each Index Fund to decline in value whenever the market, as represented by the securities in its index, declines.

         The Large Company Index Fund should exhibit price volatility similar to that of the S&P 500. The Small Company Index Fund, since it invests in smaller companies, may have greater price volatility and less liquidity than the Large Company Index Fund. Historically, utility stocks have been one of the least volatile sectors of the U.S. stock market when measured by statistics such as standard deviation of return. Consequently, the Utility Index Fund may have less price volatility than either the Large Company Index or Small Company Index Funds, although there can be no assurance of this.

         It is impossible to eliminate risk from investments in common stocks. The annual returns of the U.S. stock market will vary from year-to-year, and in some years returns will be negative. Historically, however, stocks have provided greater long-term returns than other investments. You should consider your investment in the Large Company Index, Small Company Index, and Utility Index Funds (the "Stock Funds") to be long-term. The Stock Funds are not designed to provide you with a means to speculate on short-term movements in the stock market.

INDUSTRY CONCENTRATION RISK - UTILITY INDEX FUND

         The Utility Index Fund will concentrate its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The Fund's concentration policy means that it will invest in excess of 25% of its total assets in utility companies, which policy is a fundamental policy of the Fund and cannot be changed without approval of a majority of the Fund's outstanding voting securities. The Fund expects, however, to invest at least 80% of its net assets in utility companies.

INTEREST RATE RISK

         While the "full faith and credit" of the U.S. Government guarantees the stated interest rate and principal at maturity of U.S. Treasury notes and bonds, the market value of these securities will fluctuate due to changing interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Longer-term bonds are typically affected more dramatically than shorter-term bonds. The following table illustrates the changes caused by a 2% change in interest rates on the market prices of non-callable bonds with various maturities:


                                                  2% INCREASE IN          2% DECREASE IN
MATURITY                                          INTEREST RATES          INTEREST RATES
1 year                                                  -2%                     +2%
5 years                                                 -8%                     +9%
10 years                                               -14%                    +17%
30 years                                               -25%                    +39%

         As of March 31, 2002, the weighted average maturity of the U.S. Treasury Index Fund was 9.3 years. Thus, the U.S. Treasury Index Fund is subject to moderate levels of interest rate risk.

         As the Municipal Bond Fund normally expects to maintain an average dollar-weighted maturity of 5 to 10 years, it is subject to a moderate amount of interest rate risk.

MARKET RISK AND CALL RISK - MUNICIPAL BOND FUND

         The Municipal Bond Fund is subject to market risk and call risk.

         Market risk is the possibility that market prices of bonds will decline without regard to fluctuations in prevailing interest rates.

         Call risk is the possibility that, during periods of falling interest rates, a municipal security with a high stated interest rate will be prepaid, or "called," prior to its expected maturity date. As a result, the Fund will be required to invest the unanticipated proceeds at lower interest rates, and the Fund's income may decline. As the Fund may invest in some callable securities, it may be exposed to call risk.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

         Investment methods described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Funds have the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

TEMPORARY CASH BALANCES


         Each of the Index Funds will hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances generally are expected, under normal conditions, not to exceed 2% of each Index Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Index Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Index Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above. See "U.S. Treasury Rolls-Index Funds" below.


U.S. GOVERNMENT SECURITIES

         Each Fund may invest in U.S. Government Securities. U.S. Government Securities in which a Fund may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. Government agencies and instrumentalities. Included among direct obligations of the

United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. Government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

BANK OBLIGATIONS

         Certificates of deposit ("CDs") in which each Fund may invest are generally limited to those instruments issued by U.S. and foreign banks, savings and loan associations and other banking institutions having total assets in excess of $1 billion. The Index Funds may also invest in time deposits ("TDs"), generally limited to those instruments issued by U.S. and foreign banks, savings and loan associations and other banking institutions having total assets in excess of $1 billion. CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. CDs and TDs in which a Fund may invest will be U.S. dollar-denominated. A Fund will invest in an obligation of a foreign bank or a foreign branch of a U.S. bank only if Fleet deems the obligation to present minimal credit risks. Nevertheless, this kind of obligation entails risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Index Funds will treat TDs maturing in more than seven calendar days as illiquid securities.

U.S. TREASURY ROLLS - INDEX FUNDS

         The Index Funds may hold certain investments in connection with U.S. Treasury rolls. See "Temporary Cash Balances" above. In U.S. Treasury rolls, an Index Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that an Index Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. Each Index Fund intends, however, to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Index Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Index Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Index Funds do not currently intend to enter into U.S. Treasury rolls that are accounted for as a financing.

SECURITIES OF OTHER INVESTMENT COMPANIES - MUNICIPAL BOND FUND

         The Municipal Bond Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Purchases of securities of other investment companies may subject shareholders to duplicate fees and expenses.

FUTURES CONTRACTS - STOCK FUNDS AND MUNICIPAL BOND FUND

         The Stock Funds may enter into stock index futures contracts that are traded on a national exchange. The Municipal Bond Fund may enter into interest rate futures contracts and municipal bond index futures contracts. A Stock Fund will enter into stock index futures contracts and the Municipal Bond Fund will enter into interest rate futures contracts and municipal bond index futures contracts only for bona fide hedging purposes, or as otherwise permitted by Commodity Futures Trading Commission ("CFTC") regulations. If permitted, a Stock Fund may use stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the underlying index.

         A stock index futures contract is an agreement between a seller and a buyer to deliver and take delivery of, respectively, a commodity which is represented by a multiple of a stock price index at a future specified date. The delivery is a cash settlement of the difference between the original transaction price and the final price of the index times the multiple at the termination of the contract. No physical delivery of the underlying stocks in the index is made. By entering into a stock index futures contract, a Stock Fund is able to seek to protect its assets from fluctuations in value without necessarily buying or selling the assets.

         An interest rate futures contract is a standardized contract for the future delivery of a specified security (such as a U.S. Treasury bond or U.S. Treasury note) or its equivalent at a future date at a price set at the time of the contract. A municipal bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities is made. By entering into an interest rate or municipal bond index futures contract, the Municipal Bond Fund is able to seek to protect its assets from fluctuations in interest rates on tax-exempt securities without actually buying or selling the long-term municipal securities.

         A Stock Fund may not engage in futures activities for other than bona fide hedging purposes if the aggregate initial margin deposits on its non-hedging futures contracts and premiums paid on its related options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on futures contracts it has entered into. The Municipal Bond Fund may not engage in futures activities if the aggregate initial margin deposits on its existing futures contracts and the premiums paid for unexpired options required to establish positions other than those considered to be "bona fide hedging" by the CFTC would exceed 5% of the Fund's net asset value, after taking into account unrealized profits and unrealized losses on futures contracts it has entered into.

         No consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, a Fund will be required to deposit in a segregated account with its custodian or an eligible futures commission merchant an amount of cash or liquid securities equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may require a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund involved upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if a Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         Galaxy II will set aside with its custodian, or with a designated subcustodian, cash or liquid securities at least equal to the underlying commodity value of each long position the Fund assumes in commodity futures contracts or will take other actions consistent with regulatory requirements to avoid leverage.

         There are several risks in connection with investing in futures contracts. Successful use of such futures contracts by the Municipal Bond Fund is subject to the ability of Fleet to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a municipal bond portfolio. In addition, although each of the Stock Funds and the Municipal Bond Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In such event, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin.

         Further, with respect to the Stock Funds, there can be no assurance that there will be a perfect correlation between movements in the price of stocks underlying a stock index futures contract and movements in the price of stocks underlying the Stock Fund's target index. There is some risk, therefore, that the use of stock index futures contracts may reduce the correlation between the performance of a Stock Fund and its index.

         With respect to the Municipal Bond Fund, there can be no assurance that there will be a perfect correlation between movements in the price of the security or index underlying the futures contract and movements in the price of the municipal securities which are the subject of the hedge. The degree of imperfection of correlation depends upon various circumstances, such as variations in speculative market demand for futures contracts and municipal securities and technical influences in futures trading, and differences between the municipal securities being hedged and the municipal securities underlying the futures contracts, in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision of whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

         Losses incurred in futures transactions and the costs of these transactions will affect a Fund's performance. In addition, a Fund might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices.

OPTIONS ON FUTURES CONTRACTS - MUNICIPAL BOND FUND

         The Municipal Bond Fund may purchase put and call options on interest rate and municipal bond index futures contracts which are traded on a United States exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. The Fund would sell put and call options on futures contracts only as part of closing sale transactions to terminate its options positions. There is no guarantee that such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, gives the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

         There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends by Fleet, which could prove to be inaccurate. Even if these expectations are correct there may be an imperfect correlation between the change in the value of the options and of the Municipal Bond Fund's portfolio securities.

LENDING OF PORTFOLIO SECURITIES

         The Index Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by Galaxy II's Board of Trustees. These loans, if and when made, may not exceed 33-1/3% of each Index Fund's total assets taken at value. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount at least equal to the current market value of the loaned securities plus any dividends and interest accrued thereon. From time to time, an Index Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with such Index Fund and that is acting as a "placing agent," provided that the Board of Trustees
(1) determines that any amount paid to a placing agent is reasonable and based solely upon services rendered and (2) considers the propriety of any amount paid to a borrower.


         Each Index Fund will adhere to the following conditions whenever its portfolio securities are loaned: (a) the Index Fund must receive cash or equivalent securities from the borrower as collateral at least equal to 100% of the current market value of the loaned securities plus any interest and dividends accrued thereon; (b) the borrower must increase such collateral whenever the market value of the securities plus any accrued interest or dividends rises above the level of such collateral; (c) the Index Fund must be able to terminate the loan at any time; (d) the Index Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Index Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

REPURCHASE AGREEMENTS

         Each Fund may invest in repurchase agreement transactions pending investment of proceeds or for other temporary purposes. A Fund will enter into repurchase agreements only with (a) banks that are the issuers of instruments acceptable for purchase by the Fund or that are on the "approved list" maintained by Fleet, or (b) primary non-bank dealers of U.S. Government Securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and that meet certain other criteria. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, a Fund would acquire a U.S. Government Security for a relatively short period (not more than seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the U.S. Government Security at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than 101% of the repurchase price (including accrued interest).

         Repurchase agreements involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the subject Fund's ability to dispose of the underlying securities. In evaluating these potential risks, Fleet, acting under the supervision of the Board of Trustees, and on an ongoing basis, monitors (a) the value of the collateral underlying each repurchase agreement of the Funds to determine whether the value is at least equal to the total amount of the repurchase obligation, including interest, and (b) the creditworthiness of the banks and dealers with which the Funds enter into repurchase agreements. The Index Funds will not enter into repurchase agreements that would cause more than 5% of their respective net assets to be invested in illiquid securities. The Municipal Bond Fund will not enter into repurchase agreements that would cause more than 15% of its net assets to be invested in illiquid securities.


        A joint trading account may be used by the Funds to enter into repurchase agreements. Each Fund's decision to invest in the joint account will be solely at its option; a Fund will not be required either to invest a minimum amount or to maintain a minimum balance. The Board of Trustees will evaluate annually the joint account arrangement and will continue participation only if it determines that there is a reasonable likelihood that each participating Fund and its shareholders would benefit from continued participation and that no participant will be treated on a less advantageous basis than another participant.

MUNICIPAL SECURITIES - MUNICIPAL BOND FUND

         The term "municipal securities" as used in the Prospectus relating to the Municipal Bond Fund and this Statement of Additional Information means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multi-state agencies or authorities, the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for regular federal income tax purposes. Municipal securities generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be municipal securities if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer ("AMT bonds"). The Municipal Bond Fund may invest up to 20% of its net assets in AMT bonds.

         Municipal securities may be issued to finance lifecare facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to healthcare delivery and competition from alternative healthcare or conventional housing facilities.

         Municipal leases are municipal securities that may take the form of a lease or an installment purchase contract issued by state and local governmental authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal leases have special risks not normally associated with municipal securities. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. Moreover, although municipal leases will be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove to be difficult.

         The yields on municipal securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal securities market, the size of a particular offering, maturity of the obligation, and rating of the issue.

         Municipal securities may also be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay, when due, the principal of and interest on its or their municipal securities may be materially affected.

         The Fund will not invest more than 25% of its net assets in municipal securities whose issuers conduct their principal activities in the same state. The Fund may invest without limitation in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities. Investments in these obligations could involve an increased risk to the Fund should any of the related projects or facilities experience financial difficulties. In addition, there could be economic, business or political developments or changes which might affect all municipal securities of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal securities rather than factors affecting all, or broad classes of, municipal securities.

         Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, municipal securities, as well as the tax-exempt nature of interest paid on those obligations. Neither Galaxy II nor Fleet can predict with certainty the effect of recent tax law changes upon the municipal securities market, including the availability of instruments for investment by the Fund. In addition, neither Galaxy II nor Fleet can predict whether additional legislation adversely affecting the municipal securities market will be enacted in the future. Galaxy II will monitor legislative developments and consider whether changes in the investment objective or policies of the Fund need to be made in response to those developments.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES - MUNICIPAL BOND FUND

         Municipal securities are subject to changes in value based upon the public's perception of the creditworthiness of the issuers and changes, real or anticipated, in the level of interest rates. In general, municipal securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing municipal securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place actually may be higher than those obtained in the transaction itself. To account for this risk, a separate account of the Municipal Bond Fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the Fund. Upon the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from the sale of the securities themselves (which may have a greater or lesser value than the Municipal Bond Fund's payment obligations). Sales of securities to meet such obligations may involve the realization of capital gains, which are not exempt from federal income taxes.

RATINGS AS INVESTMENT CRITERIA - MUNICIPAL BOND FUND

         The ratings of NRSROs such as S&P or Moody's represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, will be used by Fleet as initial criteria for the selection of portfolio securities on behalf of the Municipal Bond Fund, Fleet will also rely upon its own analysis to evaluate potential investments.

         Subsequent to its purchase by the Municipal Bond Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although a change in rating may not necessarily require the sale of the securities by the Fund, Fleet will consider the event in its determination of whether the Fund should continue to hold the securities. In the event of a default by the issuer of the security, the Fund will dispose of the security as soon as practicable, unless Galaxy II's Board of Trustees determines that disposal of the security would not be in the best interests of the Fund. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

PORTFOLIO TURNOVER

         Galaxy II cannot accurately predict the Funds' respective portfolio turnover rates. Portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities by the monthly average value of securities in the Fund during the year, excluding any portfolio security, the maturity of which at the time of acquisition was one year or less. High portfolio turnover rates (100% or greater) can result in corresponding increases in brokerage commissions and other transaction costs, which must be ultimately borne by a Fund's shareholders. A Fund will not consider its turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies.

                             INVESTMENT LIMITATIONS


         In addition to each Fund's investment objective as stated in the Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to any Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

         Each Fund may not:

         1. Underwrite any issue of securities except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         2. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Fund may invest in securities secured by real estate, mortgages or interests therein and may purchase securities issued by companies that invest or deal in any of the above.

         3.       Make short sales of securities or maintain a short position.

         4. Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Fund.

         5. Invest in commodities, except that the stock funds may invest in stock index futures and the Municipal Bond Fund may invest in futures contracts and options, as described herein and in the prospectuses.

         6. Invest in companies for the purpose of exercising control or management.

         Each Index Fund may not:

         7. Except for the Utility Index Fund, purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) this 5% limitation does not apply to U.S. Government securities and (b) up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

         8. Borrow money or issue senior securities except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 33-1/3% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33-1/3% of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings are outstanding, a Fund will not make any additional investments (including roll-overs). For purposes of this restriction, collateral arrangements with respect to (a) the purchase and sale of options on stock indexes and (b) initial and variation margin for futures contracts will not be deemed to be issuances of senior securities or to be pledges of a Fund's assets.

         9. Purchase any securities that would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except that the Utility Index Fund will invest in excess of 25% of its assets in the securities of companies within the utility industry, and provided that there shall be no limit on the purchase of U.S Government securities.


         10. Make loans, except that the Fund may purchase or hold debt obligations, lend portfolio securities and enter into repurchase agreements, as described herein and in the prospectuses.

         11. Purchase securities of other investment companies except as they may be acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act. Purchases made in connection with this restriction may subject shareholders to duplicate fees and expenses.


         12. Except for the Utility Index Fund, purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.

         13. Invest more than 5% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

         The Municipal Bond Fund may not:

         14. Under normal market conditions, invest less than 80% of its net assets (plus any borrowings for invest purposes) in municipal securities that pay interest which is exempt from federal income tax (including the federal alternative minimum tax).

         15. With respect to 75% of its total assets, purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government securities. For purposes of this limitation, the issuer will be identified based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security. The Fund will regard each state and each of its political subdivisions, agencies and instrumentalities and each multi-state agency, as separate issuers for purposes of this restriction. If private companies are responsible for payment of principal and interest, the Fund will regard each such company as a separate issuer for purposes of this restriction. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

         16. Borrow money or issue senior securities, except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 33-1/3% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33-1/3% of the value of the Fund's total assets at the time of such borrowing. The Fund will repay all borrowings before making additional investments. For purposes of this restriction, collateral arrangements with respect to (a) the purchase and sale of options on futures contracts and (b) initial and variation margin for futures contracts, will not be deemed to be issuances of senior securities or to be pledges of the Fund's assets.

         17. Purchase any securities that would cause 25% or more of the value of the Fund's net assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same state.

         18. Make loans, except that the Fund may purchase or hold debt obligations and enter into repurchase agreements, as described herein and in the prospectus.

         19. Purchase securities of other investment companies except as they may be acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act.

         20. With respect to 75% of its total assets, purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities. The Fund will regard each state and each of its political subdivisions, agencies and instrumentalities and each multi-state agency, as separate issuers for purposes of this restriction. If private companies are responsible for payment of principal and interest, the Fund will regard each such company as a separate issuer for purposes of this restriction. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

         21. Invest more than 15% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.

         22. Invest more than 25% of its assets in the securities of issuers in any single industry; provided that there shall be no limitation on the purchase of municipal securities and U.S. Government securities. For the purposes of this restriction, private activity bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."


         Except with respect to investment limitation Nos. 8 and 16, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.


                       VALUATION OF PORTFOLIO SECURITIES

         Portfolio securities which are listed on the New York Stock Exchange or the American Stock Exchange are valued at the last quoted sales price, or if no sales occurred, the closing bid price. Investments in U.S. Government Securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument) unless Galaxy II's Board of Trustees has determined that amortized cost does not approximate market value. Other securities for which market quotations are readily available are valued as nearly as possible in the manner described above. Securities may be valued by a pricing service when such prices are believed to reflect the fair market value of such securities. Other assets and securities for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures established by Galaxy II's Board of Trustees.


         Debt securities of U.S. issuers held by the Municipal Bond Fund (other than U.S. Government Securities and short-term investments), including municipal securities, are valued by Columbia Management Associates, Inc. ("CMA"), the Fund's fund accountant, after consultation with a pricing service. When, in the judgment of the pricing service, quoted bid prices for investments of the Fund are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments of the Fund that are not regularly quoted are carried at fair value as determined by the Board of Trustees, which may rely on the assistance of the pricing service. The procedures of the pricing service are reviewed periodically by Fleet under the general supervision and responsibility of Galaxy II's Board of Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares in each Fund are sold on a continuous basis by Galaxy II's distributor, Liberty Fund Distributors, Inc. ("LFD"). LFD is a registered broker/dealer with its principal offices located at One Financial Center, Boston, Massachusetts 02111. LFD has agreed to use appropriate efforts to solicit all purchase orders. Prior to July 1, 2002, PFPC Distributors, Inc. served as Galaxy II's distributor.


GENERAL


         LFD has established several procedures to enable different types of investors to purchase shares of the Funds. Shares may be purchased by individuals or corporations who submit a purchase application to Galaxy II, purchasing directly either for their own accounts or for the accounts of others. Shares may also be purchased by FIS Securities, Inc., Fleet Securities, Inc., Fleet Enterprises, Inc., FleetBoston Financial Corporation, its affiliates, their correspondent banks and other qualified banks, savings and loan associations and broker/dealers on behalf of their customers. Purchases may take place only on days on which the New York Stock Exchange (the "NYSE") and, with respect to the U.S. Treasury Index Fund and Municipal Bond Fund, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open for business ("Business Days"). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by LFD on a Business Day in accordance with LFD's procedures.


         Galaxy II has authorized certain brokers to accept purchase, exchange and redemption orders on behalf of Galaxy II with respect to shares of the Funds. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of Galaxy II. Galaxy II will be deemed to have received a purchase, exchange or redemption order when such an authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of shares of the Funds accepted by any such authorized broker or designated intermediary will be effected at the Funds' respective net asset values per share next determined after acceptance of such order.

CUSTOMERS OF FINANCIAL ADVISERS

         Shares purchased by financial advisers on behalf of their customers will normally be held of record by the financial advisers and beneficial ownership of shares will be recorded by the financial advisers and reflected in the account statements provided to its customers. Galaxy II's transfer agent may establish an account of record for each customer of a financial adviser reflecting beneficial ownership of shares. Depending on the terms of the arrangement between a particular financial adviser and Galaxy II's transfer agent, confirmations of share purchases and redemptions and pertinent account statements will either be sent by Galaxy II's transfer agent directly to a customer with a copy to the financial adviser, or will be furnished directly to the customer by the financial adviser. Other procedures for the purchase of shares established by financial advisers in connection with the requirements of their customer accounts may apply. Customers wishing to purchase shares through their financial adviser should contact such entity directly for appropriate purchase instructions.


         Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank will subject such purchaser to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in US dollars.


OTHER PURCHASE INFORMATION

         On a Business Day when the NYSE closes early due to a partial holiday or otherwise, Galaxy II will advance the time at which purchase orders must be received in order to be processed on that Business Day.

                            REDEMPTION OF FUND SHARES


         Redemption orders are effected at the net asset value per share next determined after receipt of the order by LFD. On a Business Day when the NYSE closes early due to a partial holiday or otherwise, Galaxy II will advance the time at which redemption orders must be received in order to be processed on that Business Day. Galaxy II may require any information reasonably necessary to ensure that a redemption has been duly authorized. Galaxy II reserves the right to transmit redemption proceeds within seven days after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.


         Galaxy II may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading in the markets the Funds normally utilize is restricted, or an emergency, as defined by the rules and regulations of the SEC exists making disposal of a Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC by order has permitted such suspension.

         If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, Galaxy II may make payment wholly or partly in securities or other property. Such redemptions will only be made in "readily marketable" securities. In such an event, a shareholder would incur transaction costs in selling the securities or other property. However, Galaxy II has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of such period. Such commitment cannot be revoked without the prior approval of the SEC.

                                INVESTOR PROGRAMS

         The following information supplements the description in the Prospectuses as to the various investment programs available to holders of Shares of the Funds.

EXCHANGE PRIVILEGE


         Investors may, after appropriate prior authorization, exchange shares of a Fund for shares of any of the other funds or portfolios offered by Galaxy II or otherwise advised by Fleet or its affiliates in which the investor maintains an account, provided that such other shares may legally be sold in the state of the investor's residence. The minimum initial investment to establish a new account by exchange in another Fund offered by Galaxy II is $1,000, unless at the time of the exchange the investor elects, with respect to the Fund into which the exchange is being made, to participate in the Automatic Investment Program described below, in which event the minimum initial investment is generally $50, or in the College Investment Program described below, in which event the minimum initial investment is generally $25.


         An exchange involves a redemption of all or a portion of the shares of a Fund and the investment of the redemption proceeds in shares of another fund or portfolio offered by Galaxy II or otherwise advised by Fleet or its affiliates. The redemption will be made at the per share net asset value next determined after the exchange request is received. The shares of the fund or portfolio to be acquired will be purchased at the per share net asset value next determined after acceptance of the exchange request plus any applicable sales charge.


         Investors may find the exchange privilege useful if their investment objectives or market outlook should change after they invest in any of the Funds. For further information regarding Galaxy II's exchange privilege, investors should call 1-800-345-6611. Customers of institutions should call their institution for such information. Investors exercising the exchange privilege into other portfolios should request and review these portfolios' prospectus(es) prior to making an exchange. Telephone 1-800-345-6611 for a prospectus and/or to make an exchange.

         In order to prevent abuse of this privilege to the disadvantage of other shareholders, Galaxy II reserves the right to terminate the exchange privilege of any shareholder who requests more than one exchange per month. Galaxy II will determine whether to do so based on a consideration of both the number of exchanges that any particular shareholder or group of shareholders has requested and the time period over which their exchange requests have been made, together with the level of expense to Galaxy II which will result from effecting additional exchange requests. The exchange privilege may be modified or terminated at any time. At least 60 days' notice of any material modification or termination will be given to shareholders except where notice is not required under the regulations of the SEC.

         For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences.

RETIREMENT PLANS

         Shares of the Funds (except for the Municipal Bond Fund) are available for purchase in connection with the following tax-deferred prototype retirement plans:

         INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAs") (including traditional, Roth and Education IRAs and "rollovers" from existing retirement plans), a retirement-savings vehicle for qualifying individuals. The minimum initial investment for an IRA account is $25 (including a spousal account).

         SIMPLIFIED EMPLOYEE PENSION PLANS ("SEPs"), a form of retirement plan for sole proprietors, partnerships and corporations. The minimum initial investment for a SEP account is $25.

         MULTI-EMPLOYEE RETIREMENT PLANS ("MERPs"), a retirement vehicle established by employers for their employees which is qualified under Section 401(k) and 403(b) of the Code. The minimum initial investment for a MERP is $25.

         KEOGH PLAN, a retirement vehicle for self-employed individuals. The minimum initial investment for a Keogh Plan is $25.

         Investors purchasing shares of a Fund pursuant to a retirement plan are not subject to the minimum investment provisions described in the applicable Prospectus. Detailed information concerning eligibility and other matters related to these plans and the form of application is available from LFS (call 1-800-345-6611) with respect to IRAs, SEPs and Keogh Plans and from Fleet Securities, Inc. (call 1-800-221-8210) with respect to MERPs.


AUTOMATIC INVESTMENT PROGRAM

         The Automatic Investment Program permits an investor to purchase Fund shares each month or each quarter. Provided an investor's financial institution allows automatic withdrawals, Fund shares are purchased by transferring funds from the investor's checking, bank money market or NOW account designated by the investor. The account designated will be debited in the specified amount, and Fund shares will be purchased on a monthly or quarterly basis on any Business Day designated by the investor. If the designated day falls on a weekend or holiday, the purchase will be made on the Business Day closest to the designated day. Only an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

SYSTEMATIC WITHDRAWAL PLAN


         The Systematic Withdrawal Plan permits an investor to automatically redeem a specified dollar amount or percentage of Fund shares on a monthly, quarterly or semi-annual basis on any Business Day designated by the investor, if the account has a starting value of at least $5,000. If the designated day falls on a weekend or holiday, the redemption will be made on the Business Day closest to the designated day. Proceeds of the redemption will be sent to the shareholder's address of record or financial institution within three Business Days of the redemption. If redemptions exceed purchases and dividends, the number of shares in the account will be reduced. Investors may terminate the Systematic Withdrawal Plan at any time upon written notice to LFS (but not less than five days before a payment date). There is no charge for this service.


PAYROLL DEDUCTION PROGRAM

         To be eligible for the Payroll Deduction Program, the payroll department of an investor's employer must have the capability to forward transactions directly through the ACH, or indirectly through a third party payroll processing company that has access to the ACH. An investor must complete and submit a Galaxy II Payroll Deduction Application to his or her employer's payroll department, which will arrange for the specified amount to be debited from the investor's paycheck each pay period. Shares of the applicable Fund(s) will be purchased within three days after the debit occurred. If the designated day falls on a weekend or non-Business Day, the purchase will be made on the Business Day closest to the designated day. An investor should allow between two to four weeks for the Payroll Deduction Program to be established after submitting an application to the employer's payroll department.

COLLEGE INVESTMENT PROGRAM

         Galaxy II reserves the right to redeem accounts participating in the College Program involuntarily, upon 60 days' written notice, if the account's net asset value falls below the applicable minimum initial investment as a result of redemptions. Investors participating in the College Investment Program will receive consolidated monthly statements of their accounts. Detailed information concerning College Investment Program accounts and applications may be obtained from LFS (call 1-800-345-6611).


DIRECT DEPOSIT PROGRAM

         Death or legal incapacity will terminate an investor's participation in the Direct Deposit Program. An investor may elect at any time to terminate his or her participation by notifying in writing the Social Security Administration. Further, Galaxy II may terminate an investor's participation upon 30 days' notice to the investor.

                                      TAXES

         Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Municipal Bond Fund intends to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes, so that the Fund itself generally will be relieved of federal income and excise taxes. Each Index Fund intends to distribute its income to shareholders each year, so that each Index Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to qualify as a regulated investment company: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

         The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to withholding due to prior failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back up withholding when required to do so or that he or she is an "exempt recipient." For 2002-2003, the percentage required to be withheld is 30%.


         Dividends declared in October, November or December of any year which are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. domestic corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

         Shares of the Municipal Bond Fund would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, the shareholder would not gain any additional benefit from the Fund's dividends being tax-exempt. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

STATE AND LOCAL

         Exempt-interest dividends and other distributions paid by the Municipal Bond Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

         The tax principles applicable to certain financial instruments and futures contracts and options that may be acquired by a Fund are complex and, in some cases, uncertain. Such investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

                              TRUSTEES AND OFFICERS



         The business and affairs of the Funds are managed under the direction of Galaxy II's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and Galaxy II's Declaration of Trust. Information pertaining to the trustees and officers of Galaxy II is set forth below. Trustees who are not deemed to be "interested persons" of Galaxy II as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of Galaxy II are referred to as "Interested Trustees."


                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                 TERM OF                                  IN FUND
                             POSITION(S)       OFFICE AND                                COMPLEX(3)
                              HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)  OVERSEEN BY        OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE(1)      GALAXY II      TIME SERVED(2)       DURING PAST 5 YEARS      TRUSTEE          HELD BY TRUSTEE(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Dwight E. Vicks, Jr.          Chairman &        6/30/94      Chairman & Director,                      Director, Utica First
Age 69                         Trustee                       Vicks Lithograph &                        Insurance Company; Director,
                                                             Printing Corporation                      SBU Bank; Director, Partners
                                                             (book manufacturing).          53         Trust Financial Group;
                                                                                                       Director, Monitor Life
                                                                                                       Insurance Company; Director,
                                                                                                       Commercial Travelers Mutual
                                                                                                       Insurance Company.

Louis DeThomasis               Trustee          6/30/94      President,                     53                    None
Age 61                                                       Saint Mary's University
                                                             of Minnesota.

Kenneth A Froot(5)             Trustee         12/15/00      Professor of Finance,          53                    None
Age 45                                                       Harvard University.


James M. Seed                  Trustee          6/30/94      President, The Astra           53         Chairman and Director,
Age 61                                                       Ventures, Incorporated                    Fischer-Watt Gold Co.;
                                                             (oil and gas exploration;                 Director, XSCI, Inc.
                                                             private equity).

INTERESTED TRUSTEE

John T. O'Neill(6)             Trustee,          6/30/94      Private Investor;                 53                      None
Age 57                       President &                      Executive Vice President
                              Treasurer                       and Chief Financial
                                                              Officer, Hasbro, Inc.
                                                              (toy and game
                                                              manufacturer) until
                                                              December 1999.


OFFICERS

William Greilich(7)              Vice            9/10/98      Vice President and                N/A                      N/A
PFPC Inc.                     President                       Division Manager, PFPC
66 Broadway                                                   Inc., 1996 to present;
Lynnfield, MA 01940                                           Vice President, PFPC
Age 47                                                        Inc., 1991-1996.

W. Bruce McConnel(7)          Secretary          6/30/94      Partner of the law firm           N/A                      N/A
One Logan Square                                              Drinker Biddle &
18th & Cherry Streets                                         Reath LLP, Philadelphia,
Philadelphia, PA 19103                                        Pennsylvania.
Age 59


Gregory Sackos(7)             Assistant          9/6/01       Director, Fund Accounting         N/A                      N/A
PFPC Inc.                     Secretary                       and Administration, PFPC
4400 Computer Drive                                           Inc., 1998 to present;
Westborough, MA 01581-5108                                    Second Vice President,
Age 37                                                        Chase Global Financial
                                                              Services, 1996-1998.

-----------

(1). Each trustee may be contacted by writing to the trustee, c/o Galaxy Fund II, 4400 Computer Drive, Westborough, Massachusetts 01581-5108, Attn:
     Gregory Sackos.

(2). Each trustee holds offices for an indefinite term until the earliest of:
     (a) the election and qualification of his successor; (b) the date a trustee dies, resigns or is removed by the Board of Trustees or upon his request to retire or because of his incapacity in accordance with Galaxy II's Declaration of Trust; (c) by vote of shareholders of two-thirds of the outstanding shares of Galaxy II; (d) in accordance with the current resolutions of the Board of Trustees (which may be changed by the trustees without shareholder approval) at the end of the calendar year during which the trustee attains the age of 70 years (75 years with respect to each current trustee except Mr. Froot); or (e) Galaxy II terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with Galaxy II's By-Laws; or
     (c) Galaxy II terminates.

(3). The "Fund Complex" consisting of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy II, The Galaxy Fund and The Galaxy VIP Fund. In addition to Galaxy II (5 portfolios), each trustee also serves as a trustee of The Galaxy Fund (40 portfolios) and The Galaxy VIP Fund (8 portfolios). In addition to Galaxy II, Mr. Vicks and Mr. O'Neill serve as Chairman and President and Treasurer, respectively, of The Galaxy Fund and The Galaxy VIP Fund.

(4). Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5). Prior to June 26, 2000, Mr. Froot was a trustee of the Boston 1784 Funds, which was advised by Fleet National Bank, an affiliate of Fleet. On June 26, 2000, the Boston 1784 Funds were reorganized into The Galaxy Fund.

(6). Mr. O'Neill is considered to be an Interested Trustee because (i) he owns securities issued by FleetBoston Financial Corporation and (ii) he serves as an officer of Galaxy II.

(7). Mr. Greilich, Mr. McConnel and Mr. Sackos also serve as Vice President, Secretary and Assistant Secretary, respectively, of The Galaxy Fund and The Galaxy VIP Fund.

STANDING BOARD COMMITTEES

         The Board of Trustees has established three committees, i.e., Audit, Nominating and Valuation.

         The Audit Committee annually considers the engagement and compensation of Galaxy II's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of Galaxy II's financial statements. The Audit Committee is a "committee of the whole" in that all of the trustees serve on the Committee. The Audit Committee met four times during the fiscal year ended March 31, 2002.

         The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as trustees. The Nominating Committee consists of three Independent Trustees (Messrs. DeThomasis, Seed and Vicks). There were no formal meetings of the Nominating Committee during the fiscal year ended March 31, 2002. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of Galaxy II's Secretary.

         The Valuation Committee is responsible for the review of pricing and valuation issues as needed. The Valuation Committee consists of two Independent Trustees (Messrs. Seed and Vicks). There were no formal meetings of the Valuation Committee during the fiscal year ended March 31, 2002.

TRUSTEE OWNERSHIP OF FUND SHARES

         The following table shows the dollar range of shares beneficially owned by each trustee in (i) the Funds and (ii) all portfolios of Galaxy II, The Galaxy Fund and The Galaxy VIP Fund in the aggregate.


                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                                        EQUITY SECURITIES IN ALL
                                                      DOLLAR RANGE OF                PORTFOLIOS IN GALAXY COMPLEX(2)
NAME OF TRUSTEE                               EQUITY SECURITIES IN THE FUNDS(1)            OVERSEEN BY TRUSTEE
INDEPENDENT TRUSTEES
Dwight E. Vicks, Jr.                                         $0                                over $100,000
Kenneth A. Froot                                             $0                                over $100,000
Louis DeThomasis                                             $0                                over $100,000
James M. Seed                                                $0                                over $100,000

INTERESTED TRUSTEE
John T. O'Neill                                              $0                                over $100,000


-----------
(1) Includes the value of shares beneficially owned by each trustee in each Fund as of December 31, 2001.

(2) Includes Galaxy II, The Galaxy Fund, and The Galaxy VIP Fund. As of December 31, 2001, Galaxy II consisted of 5 portfolios, The Galaxy Fund consisted of 40 portfolios and The Galaxy VIP Fund consisted of 8 portfolios.

         As of May 17, 2002, the trustees and officers of Galaxy II owned less than 1% of its outstanding shares.

BOARD COMPENSATION

         Effective September 8, 2000, each trustee receives an annual aggregate fee of $54,000 for his services as a trustee of Galaxy II, The Galaxy Fund ("Galaxy") and The Galaxy VIP Fund ("Galaxy VIP") (collectively, the "Trusts"), plus an additional $4,000 for each in-person Galaxy Board meeting attended and $1,500 for each in-person Galaxy VIP or Galaxy II Board meeting attended not held concurrently with an in-person Galaxy Board meeting, and is reimbursed for expenses incurred in attending all meetings. Each trustee also receives $750 for each telephone Board meeting in which the trustee participates, $1,000 for each in-person Board committee meeting attended and $500 for each telephone Board committee meeting in which the trustee participates. The Chairman of the Boards of the Trusts is entitled to an additional annual aggregate fee in the amount of $4,000, and the President and Treasurer of the Trusts is entitled to an additional annual aggregate fee of $2,500 for their services in these respective capacities. The foregoing trustees' and officers' fees are allocated among the portfolios of the Trusts based on their relative net assets. Prior to September 8, 2000, each trustee was entitled to receive an annual aggregate fee of $45,000 for his services as a trustee of the Trusts plus an additional $3,500 for each in-person Galaxy Board meeting attended, with all other fees being the same as those currently in effect.

         Effective March 1, 1996, each trustee became entitled to participate in The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II Deferred Compensation Plans (the "Original Plans"). Effective January 1, 1997, the Original Plans were merged into The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (together with the Original Plans, the "Plan"). Under the Plan, a trustee may elect to have his deferred fees treated as if they had been invested by the Trusts in the shares of one or more portfolios in the Trusts, or other types of investment options, and the amount paid to the trustees under the Plan will be determined based upon the performance of such investments. Deferral of trustees' fees will have no effect on a portfolio's assets, liabilities, and net income per share, and will not obligate the Trusts to retain the services of any trustee or obligate a portfolio to any level of compensation to the trustee. The Trusts may invest in underlying securities without shareholder approval.

         No employee of PFPC receives any compensation from Galaxy II for acting as an officer. No person who is an officer, director or employee of Fleet, or any of its affiliates serve as a trustee, officer or employee of Galaxy II.

         The following chart provides certain information about the fees received by Galaxy II's trustees during the fiscal year ended March 31, 2002.


                                                                      PENSION OR
                                                                  RETIREMENT BENEFITS     TOTAL COMPENSATION FROM
                                       AGGREGATE COMPENSATION     ACCRUED AS PART OF    GALAXY II AND FUND COMPLEX1
      NAME OF PERSON/POSITION              FROM GALAXY II            FUND EXPENSES            PAID TO TRUSTEES
      -----------------------              --------------            -------------            ----------------
INDEPENDENT TRUSTEES
Dwight E. Vicks, Jr.
Chairman and Trustee                           $3,221                    None                     $77,500
Donald B. Miller(2,4)
Trustee                                        $2,506                    None                     $59,500
Rev. Louis DeThomasis
Trustee                                        $3,035                    None                     $73,000
James M. Seed(4)
Trustee                                        $3,054                    None                     $73,500
Kenneth A. Froot(3,4)
Trustee                                        $3,006                    None                     $72,250

INTERESTED TRUSTEES
Bradford S. Wellman
Trustee(2)                                       $785                     None                     $19,000
John T. O'Neill(4)
President, Treasurer
And Trustee                                    $3,139                    None                     $75,500


(1) The "Fund Complex" consists of all registered investment companies for which Fleet or any of its affiliates serves as investment adviser, including Galaxy II, The Galaxy Fund and The Galaxy VIP Fund. In addition to Galaxy II, each trustee also serves as a trustee of The Galaxy Fund and The Galaxy VIP Fund and receives compensation for such services.

(2) Mr. Wellman resigned as a trustee of Galaxy II, The Galaxy Fund and The Galaxy VIP Fund on December 14, 2000 and Mr. Miller retired as a trustee of Galaxy II, The Galaxy Fund and The Galaxy VIP Fund on December

     31, 2001. Each currently serves as an emeritus trustee of Galaxy II, The Galaxy Fund and The Galaxy VIP Fund and receives the same meeting fees as the trustees and reimbursement for expenses incurred in attending meetings.

(3) Mr. Froot was appointed a trustee of Galaxy II, The Galaxy Fund and The Galaxy VIP Fund on December 15, 2000.

(4) Deferred compensation (including interest) in the amounts of $67,421, $75,079, ($70,668) and $74,601 accrued during Galaxy II's fiscal year ended March 31, 2002 for Messrs. Miller, O'Neill, Seed and Froot, respectively.


SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of Galaxy II. However, Galaxy II's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of Galaxy II, and that every note, bond, contract, order or other undertaking made by Galaxy II shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of Galaxy II's property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions outside such capacity or some other reason. Thus, the risk of shareholder liability is limited to circumstances in which Galaxy II itself would be unable to meet its obligations.


         The Declaration of Trust states further that no Trustee, officer or agent of Galaxy II shall be personally liable for or on account of any contract, debt, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Galaxy II estate or the conduct of any business of Galaxy II; nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or Galaxy II shall look solely to Galaxy II's property for payment.


         With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a Trustee, and that the Board of Trustees shall indemnify representatives and employees of Galaxy II to the same extent to which they themselves are entitled to indemnification.

CODES OF ETHICS


         Galaxy II, Fleet and LFD have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that: (i) establish procedures for personnel with respect to personal investing; (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Funds; and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and available from, the Securities and Exchange Commission's Public Reference Room in Washington, D.C.

                               INVESTMENT ADVISER

         Fleet, with principal offices at 100 Federal Street, Boston, Massachusetts 02110, serves as investment adviser to the Funds. Fleet is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation. In its Advisory Agreement, Fleet has agreed to provide investment advisory services to the Funds as described in the Prospectuses. Fleet has also agreed to pay all expenses incurred by it in connection with its activities under the Advisory Agreement other than the cost of securities (including brokerage commissions) purchased for the Funds.

         For the services provided and expenses assumed with respect to the Funds, Fleet is entitled to receive advisory fees, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Index Fund and 0.25% of the average daily net assets of the Municipal Bond Fund. During the last three fiscal years, Galaxy II paid advisory fees to Fleet as set forth below:


                                                                          FOR THE FISCAL YEAR ENDED MARCH 31:
FUND                                                                    2002             2001              2000
----                                                                    ----             ----              ----
Large Company Index                                                   $825,835         $998,530          $953,726
Small Company Index                                                   $753,553         $270,502          $268,924
Utility Index                                                         $ 57,067          $64,784           $55,225
U.S. Treasury Index                                                   $164,165         $160,240          $180,420
Municipal Bond                                                        $ 91,670          $77,998           $57,980


         The Advisory Agreement provides that Fleet shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of its duties under the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Fleet in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. Unless sooner terminated, the Advisory Agreement will continue in effect with respect to a particular Fund from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to such Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and
(ii) by Galaxy II's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund. The term "majority of the outstanding shares of such Fund" means, with respect to approval of an advisory agreement, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Advisory Agreement may be terminated by Galaxy II or by Fleet on sixty days' written notice, and will terminate immediately in the event of its assignment.

         Fleet is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with Fleet or that have sold shares of the Funds, if Fleet believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.


ANNUAL BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

         At a meeting held on June 10-11, 2002, the Board of Trustees of Galaxy II, including the Independent Trustees, approved the continuation of Galaxy II's investment advisory agreement with Fleet with respect to each Fund for an additional one-year period. In connection with such approval, the trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of Fleet's services provided to each Fund and Fleet's experience and qualifications. Among other items, the trustees also reviewed and considered: (1) a Lipper report comparing the advisory fees and total expense ratio of each Fund to Lipper data on investment objective peer group averages and industry peer group averages; (2) a report on Galaxy II's advisory fee structure, which included the assets and maximum contractual advisory fees compared to advisory fees paid, for each Fund; (3) a Lipper report comparing: (i) the performance of each Fund to the applicable Lipper average and performance universe (e.g. all retail and institutional S&P 500 Index funds) average, (ii) the contractual management fee for each Fund with that of funds with the same investment classification, (iii) the expenses for each Fund to expense group averages, and (iv) the expense ratio components (such as contractual management fees and actual administrative fees) for each Fund to expense groups; and (4) a report on Fleet's profitability related to providing advisory services to Galaxy II after taking into account (i) advisory fees and any other benefits realized by Fleet or any of its affiliates as a result of Fleet's role as advisor to Galaxy II, and (ii) the direct and indirect expenses incurred by Fleet in providing such advisory services to Galaxy II. The Board also considered a report on soft dollar commissions which included information on brokers and total commissions paid for each Fund for the fiscal year ended March 31, 2002, as well as information on the types of research and services obtained by Fleet in connection with soft dollar commissions.

         After discussion, the Board of Trustees concluded that Fleet had the capabilities, resources and personnel necessary to manage Galaxy II. The Board of Trustees also concluded that based on the services that Fleet would provide to Galaxy II under the investment advisory agreement and the expenses incurred by Fleet in the performance of such services, the compensation to be paid to Fleet was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with Fleet for an additional one-year period.

              ADMINISTRATOR, SUB-ADMINISTRATOR AND FUND ACCOUNTANT

         Pursuant to its administration agreement with Galaxy II (the "Administration Agreement"), Fleet generally assists in certain aspects of the administration and operation of the Funds. Fleet has agreed to maintain office facilities for Galaxy II and furnish Galaxy II with internal legal, accounting, compliance, audit and risk management. In addition, Fleet prepares the Funds' annual and semi-annual reports to the SEC, federal and state tax returns, and filings with state securities commissions, administers Galaxy II's Code of Ethics, administers Galaxy II's operating policies, maintains the books and records of Galaxy II, and generally assists in all aspects of Galaxy II's operations. Pursuant to the Administration Agreement, Fleet may delegate to another organization the performance of some or all of these services, in which case Fleet will be responsible for all compensation payable to such organization and will remain liable for losses or failures resulting from the actions or omissions of such agent. Fleet has entered into a Sub-Administration Agreement with PFPC, pursuant to which PFPC has agreed to provide Galaxy II with certain of the services which Galaxy II is entitled to receive under the Administration Agreement with Fleet. For the services provided to the Funds, Fleet is entitled to receive administration fees at the annual rates of 0.30% of the average daily net assets of each of the Index Funds and 0.35% of the average daily net assets of the Municipal Bond Fund.

         Pursuant to its pricing and bookkeeping agreement with Galaxy II (the "Pricing and Bookkeeping Agreement"), Colonial Management Associates, Inc. ("CMA") has agreed to provide fund accounting services to Galaxy II, including determining and timely communicating the Funds' net asset values and maintaining and preserving the Funds' accounting records.

         Prior to July 1, 2002, (i) Fleet National Bank ("FNB"), an affiliate of Fleet, served as administrator and fund accountant to Galaxy II and was entitled to receive administration and fund accounting fees at the aggregate annual rates of 0.30% of the average daily net assets of each of the Index Funds and 0.35% of the average daily net assets of the Municipal Bond Fund and (ii) PFPC served as sub-administrator to Galaxy II pursuant to a sub-administration agreement with FNB.

         During the last three fiscal years, FNB received administration fees as set forth below:


                                                      FOR THE FISCAL YEAR ENDED MARCH 31:
FUND                                                2002             2001              2000
----                                                ----             ----              ----
Large Company Index                              $2,478,361       $2,995,589        $2,861,179
Small Company Index                              $ 767,629         $811,508          $806,772
Utility Index                                    $ 171,526         $194,351          $165,674
U.S. Treasury Index                              $ 492,494         $480,721          $541,259
Municipal Bond                                   $ 128,337         $109,197           $81,172


         During the last three fiscal years, PFPC reimbursed expenses as follows:


                                                     FOR THE FISCAL YEAR ENDED MARCH 31:
FUND                                               2002             2001              2000
----                                               ----             ----              ----
Large Company Index                              $13,474           $14,827           $25,648
Small Company Index                              $ 4,280           $5,025            $6,866
Utility Index                                     $ 978            $2,229            $1,425
U.S. Treasury Index                              $10,424           $3,532            $4,715
Municipal Bond                                    $ 563            $1,841             $580


         Fleet bears all expenses in connection with its duties under the Administration Agreement and bears all of Galaxy II's expenses with the following exceptions: brokerage fees and commissions; fees and expenses of Trustees who are not officers, directors or employees of Fleet, PFPC or any of their affiliates; taxes; interest; sub-account fees payable with respect to shares of the Funds held by defined contribution plans; and any extraordinary non-recurring expenses, including litigation to which Galaxy II may be a party.

         The Administration Agreement and Pricing and Bookkeeping Agreement each provide that, absent willful misfeasance, bad faith, negligence or reckless disregard of duty, Fleet or CMA, as the case may be, shall not be liable to Galaxy II or any Fund, to any shareholder of Galaxy II or any Fund, or to any other person, firm or organization, for any act or omission in the course of, or connected with, rendering the services under the Administration Agreement or the Pricing and Bookkeeping Agreement, respectively. The Administration Agreement is terminable without penalty by Galaxy II on sixty days' written notice when authorized by vote of a majority of its Board of Trustees, or by FNB on sixty days' written notice.

         The Administration Agreement provides that the agreement remains in effect until terminated by the Board of Trustees of Galaxy II or by the Administrator, in either case on 60 days' written notice to the other party. The Pricing and Bookkeeping Agreement provides that (i) it shall continue in effect from year to year so long as approved annually by vote of a Majority of Galaxy II's Trustees who are not affiliated with CMA; (ii) it may be terminated by either party at any time on 60 days' written notice to the other party; and (iii) it may be terminated at any time for causes by either party if such cause remains unremedied for a reasonable period not to exceed 90 days after receipt of written notification of such cause.

                          CUSTODIAN AND TRANSFER AGENT

         The Chase Manhattan Bank ("Chase Manhattan"), located at One Chase Manhattan Plaza, New York, New York 10081, a wholly-owned subsidiary of J.P. Morgan Chase & Co., serves as the custodian of the Funds pursuant to a Mutual Fund Custody Agreement (the "Custody Agreement").


         Under the Custody Agreement, Chase Manhattan has agreed to: (i) maintain a separate account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and make disbursements of money on behalf of each Fund; (iv) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; and (v) respond to correspondence from security brokers and others relating to its duties.


         LFS, an affiliate of Fleet, serves as Galaxy II's transfer agent and dividend disbursing agent pursuant to a Shareholders' Servicing and Transfer Agent Agreement (the "Transfer Agent Agreement"). Communications to LFS should be directed to P.O. Box 8081, Boston, Massachusetts 02266-8081. Under the Transfer Agent Agreement, LFS has agreed to: (i) process purchases and redemptions of shares of each Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; and (iv) maintain shareholder accounts.

         Galaxy II and LFS may enter into agreements with one or more entities, including FNB and other affiliates of Fleet, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") on a per account basis with respect to shares of the Index Funds held by defined contribution plans, including maintaining records reflecting separately with respect to each plan participant's sub-account all purchases and redemptions of Index Fund shares and the dollar value of shares in each sub-account; crediting to each participant's sub-account all dividends and distributions with respect to that sub-account; and transmitting to each participant a periodic statement regarding the sub-account as well as any proxy materials, reports and other material Fund communications. Such entities are compensated by LFS for the Sub-Account Services and in connection therewith the transfer agency fees payable by the Index Funds to LFS have been increased by an amount equal to these fees. In substance, therefore, the shareholders of the Index Funds indirectly bear these fees.

         Fleet Bank and Columbia Trust Company, affiliates of Fleet, are paid fees for Sub-Account Services performed with respect to shares of the Index Funds held by defined contribution plans. Pursuant to agreements with Galaxy II and LFS, Fleet Bank and Columbia Trust Company are entitled to a payment of $21.00 per year for each defined contribution plan participant sub-account. For the fiscal year ended March 31, 2002, Fleet Bank and Columbia Trust Company received $692,853 and $59,449, respectively, for Sub-Account Services.

                             PORTFOLIO TRANSACTIONS

         Fleet will select specific portfolio investments and effect transactions for the Funds. Fleet seeks to obtain the best net price and the most favorable execution of orders. Fleet may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Funds or Fleet. Fleet is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Fleet determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or Fleet's overall responsibilities to the particular Fund and to Galaxy II. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The fees under the investment advisory agreement between Galaxy II and Fleet are not reduced by reason of receiving such brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Funds. During the fiscal year ended March 31, 2002, the total amount of soft dollar commissions paid by the Large Company Index Fund, Small Company Index Fund and Utility Index Fund were $10,259, $7,802 and $22,462, respectively.


         Municipal securities and U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued municipal securities and U.S. Government securities may be purchased directly from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of municipal securities or U.S. Government securities.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in U.S. over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

         During the last three fiscal years, the Funds paid the following commissions to broker-dealers for execution of portfolio transactions:

                                                     FOR THE FISCAL YEAR ENDED MARCH 31:
FUND                                               2002             2001              2000
----                                               ----             ----              ----
Large Company Index                              $ 61,491         $154,267          $154,863
Small Company Index                              $129,995         $192,119          $225,298
Utility Index                                    $ 30,584          $55,199           $24,314
U.S. Treasury Index                                 $0               $0                $0
Municipal Bond                                      $0               $0                $0


         During the fiscal year ended March 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of Fleet Securities, Inc., which is an affiliate of Fleet. The table below discloses (1) the aggregate amount of commissions paid to Quick & Reilly by the Funds during the fiscal year ended March 31, 2002, (2) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended March 31, 2002 that was paid to Quick & Reilly, and (3) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly during the fiscal year ended March 31, 2002.


                                             AGGREGATE                                            % OF AGGREGATE
FUND                                          AMOUNT            % OF AGGREGATE COMMISSIONS   COMMISSION TRANSACTIONS
----                                         ---------          --------------------------   -----------------------
Large Company Index                           $5,452                       8.87%                         12.02%
Small Company Index                           $6,881                       5.29%                          5.23%
Utility Index                                 $2,136                       6.98%                          5.33%


         Galaxy II is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during Galaxy II's most recent fiscal year. At March 31, 2002, the Funds held securities of their regular broker or dealers as set forth below:


FUND                                  BROKER/DEALER                                VALUE
----                                  -------------                                -----
Large Company                        Lehman Brothers                             $1,218,205

         Investment decisions for each Fund are made independently from those for the other Funds and portfolios of Galaxy II and for any other investment companies and accounts advised or managed by Fleet. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund, another portfolio of Galaxy II, and/or another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Fleet believes to be equitable to the Fund and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by such Fund. To the extent permitted by law, Fleet may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for Galaxy II's other Funds and portfolios, or other investment companies or accounts in order to obtain best execution.

                                  DISTRIBUTOR

         LFD serves as Galaxy II's distributor. LFD is a registered broker-dealer with principal offices located at One Financial Center, Boston, Massachusetts 02111.

         Unless otherwise terminated, the Distribution Agreement between Galaxy II and LFD remains in effect until July 1, 2003 and will continue from year to year upon annual approval by Galaxy II's Board of Trustees, or by the vote of a majority of the outstanding shares of Galaxy II and by the vote of a majority of the Board of Trustees of Galaxy II who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement will terminate in the event of its assignment, as defined in the 1940 Act. LFD does not receive any compensation from Galaxy II or any of the Funds for its services under the Distribution Agreement. Prior to July 1, 2002, PFPC Distributors, Inc. ("PFPC Distributors") served as Galaxy II's distributor. PFPC Distributors received no compensation from Galaxy II or any of the Funds for its services.


                                    AUDITORS


        Ernst & Young LLP, independent auditors, with offices at 200 Clarendon Street, Boston, Massachusetts 02116, serve as auditors to Galaxy
II. The financial highlights for the Funds included in the Prospectuses and the financial statements for the Funds contained in Galaxy II's Annual Report to Shareholders for the fiscal year ended March 31, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP. The financial highlights for the respective Funds included in the Prospectuses and the financial statements contained in the Annual Report for the fiscal year ended March 31, 1998 were audited by Galaxy II's former auditors.


                                     COUNSEL

         Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of Galaxy II, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, are counsel to Galaxy II and will pass upon certain legal matters on its behalf.

                        PERFORMANCE AND YIELD INFORMATION

         From time to time, a Fund may quote its performance, as based upon its total return, or its tax-equivalent yield in the case of the U.S. Treasury Index Fund and Municipal Bond Fund, in advertisements or in reports and other communications to shareholders.

         The average annual total returns (before taxes) for shares of the Funds for the one-year, five-year and ten-year periods and the period since the inception of the Funds, each such period ending on March 31, 2002, are set forth below:


FUND                                           ONE YEAR          FIVE YEARS          TEN YEARS       SINCE INCEPTION
Large Company Index                               -0.08%             9.84%            12.86%              14.06%(1)
Small Company Index                               21.32%            12.03%            12.52%              15.32%(1)
Utility Index                                    -24.57%             8.85%              N/A                8.86%(2)
U.S. Treasury Index                                3.03%             6.95%             6.82%               7.13%(3)
Municipal Bond                                     3.72%             5.21%              N/A                5.13%(4)

-----------
(1) The Large Company Index and Small Company Index Funds commenced operations on October 1, 1990.
(2)  The Utility Index Fund commenced operations on January 5, 1993.
(3)  The U.S. Treasury Index Fund commenced operations on June 4, 1991.
(4)  The Municipal Bond Fund commenced operations on April 15, 1993.


         Aggregate total return may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, change in value of initial investment, income dividends and capital gains distributions). A Fund's "average annual total return (before taxes)" figures described in the Prospectuses are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                         n
                                   P(1+T)  = ERV

Where:  P      =     a hypothetical initial payment of $1,000.
        T      =     average annual total return.
        n      =     number of years.
        ERV    =     Ending Redeemable Value of a hypothetical
                     $1,000 investment made at the beginning of a period, at the end of a 1-, 5- or 10-year period
                     (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

         The "average annual total return (after taxes on distributions)" and "average annual total return (after taxes on distributions and redemptions)" for each Fund are included in the Prospectuses.

         "Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

         "Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

         Yield is calculated by annualizing the net investment income generated by the U.S. Treasury Index Fund and Municipal Bond Fund over a specified thirty-day period according to the following formula:

                                                6
                           YIELD = 2[(a-b)/cd+1)  -1]

For purposes of this formula: "a" is dividends and interest earned during the period; "b" is expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

         The U.S. Treasury Index Fund's yield for the 30-day period ended March 31, 2002 was 4.37%. The Municipal Bond Fund's yield for the 30-day period ended March 31, 2002 was 3.20%.


         Tax-equivalent yield is calculated over a specified thirty-day period by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

         The Municipal Bond Fund's tax-equivalent yield (assuming a 38.6% federal tax rate) for the 30-day period ended March 31, 2002 was 6.06%.


PERFORMANCE REPORTING

         A Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         Comparative performance information may be used from time to time in advertising the shares of a Fund, including data from Lipper Analytical Services, Inc., Ibbotson Associates, Morningstar, Inc., the Dow Jones Industrial Average, the BIG Index, the S&P 500, the S&P SmallCap 600 Index, the S&P Utilities Index, the U.S. Treasury Index or similar independent services that monitor the performance of mutual funds or other industry publications.

         Galaxy II may compare the performance of the Large Company Index Fund and the Small Company Index Fund to certain U.S. diversified equity mutual funds, as calculated by Morningstar, Inc. or another industry service and with that of the S&P 500 and the S&P SmallCap 600 Index, respectively. The performance of the Utility Index Fund may be compared to certain utility funds, as calculated by Morningstar, Inc. or another industry service and with that of the S&P Utilities Index. In addition, Galaxy II may compare the performance of the U.S. Treasury Index Fund to certain U.S. fixed income mutual funds, as calculated by Morningstar, Inc. or another industry service and with that of the U.S. Treasury Index.

COMPARING TAX-EXEMPT AND TAXABLE YIELDS - MUNICIPAL BOND FUND

         Before choosing a tax-exempt investment such as the Municipal Bond Fund, you should determine if you would be better off with taxable or tax-exempt income in your particular marginal tax bracket. To compare taxable and tax-exempt income, you should calculate the "tax-equivalent yield" for the Fund and compare it with the yield of a taxable investment with similar credit and maturity standards.

         The tax-equivalent yield for the Fund is based upon the Fund's tax-exempt yield and your marginal tax bracket. The formula is:

                Fund's Tax-Exempt Yield      = Your Tax-Equivalent Yield
           --------------------------------
           100% - Your Marginal Tax Bracket

         For example, if you are in the 38.6% tax bracket and can earn a tax-exempt yield of 4.0%, the tax-equivalent yield would be 6.5%, as shown here:

                              4.0%               =        4.0%    =  6.5%
                  ----------------------------            ----
                          100% - 38.6%                   61.4%

         In this example you would invest in the 4.0% tax-exempt investment if your taxable alternative yielded less than 6.5%. You would invest in the taxable investment if you expected its yield to be greater than 6.5% (assuming, of course, similar credit and maturity standards).

         The following table shows tax-equivalent yields for various tax brackets and tax-exempt yields. There can be no guarantee that the Fund will achieve any specific yield. Also, although the Fund's objective is to seek tax-exempt income, it is possible from time to time for some small portion of the Fund's income to be taxable. Also, a portion of the Fund's income may be subject to the alternative minimum tax.


           FEDERAL MARGINAL
          INCOME TAX BRACKET                       TAX-EQUIVALENT RATES BASED ON TAX-EXEMPT YIELD OF:
          ------------------             ------------------------------------------------------------
                                             2%         3%         4%         5%         6%         7%         8%
                                             --         --         --         --         --         --         --
                   10%                      2.2%       3.3%       4.4%       5.6%       6.7%        7.8%       8.9%
                   15%                      2.4%       3.5%       4.7%       5.9%       7.1%        8.2%       9.4%
                   27%                      2.7%       4.1%       5.5%       6.9%       8.2%        9.6%      11.0%
                   30%                      2.9%       4.3%       5.7%       7.1%       8.6%       10.0%      11.4%
                   35%                      3.1%       4.6%       6.2%       7.7%       9.2%       10.8%      12.3%
                 38.6%                      3.3%       4.9%       6.5%       8.1%       9.8%       11.4%      13.0%

                                  MISCELLANEOUS

         As used in this Statement of Additional Information, "assets belonging to" a particular Fund or series of a Fund means the consideration received by Galaxy II upon the issuance of shares in that particular Fund or series of the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of Galaxy II not belonging to a particular series or Fund. In determining the net asset value of a particular series of a Fund, assets belonging to the particular series of the Fund are charged with the direct liabilities in respect of that series and with a share of the general liabilities of Galaxy II, which are allocated in proportion to the relative asset values of the respective series and Funds at the time of allocation. Subject to the provisions of Galaxy II's Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular series or Fund, are conclusive.

         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants.

         A "vote of the holders of a majority of the outstanding shares" of a particular Fund or a particular series of shares in a Fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in an investment objective or fundamental investment policy, the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund or such series of shares, or (b) 67% or more of the shares of such Fund or such series of shares present at a meeting if more than 50% of the outstanding shares of such Fund or such series of shares are represented at the meeting in person or by proxy.

         As of May 17, 2002, the name, address and percentage ownership of the persons who owned of record or were known by Galaxy II to own beneficially 5% or more of the outstanding shares of any portfolio of Galaxy II were as follows:

                                                  PERCENT                                                     PERCENT
REGISTRATION NAME                                 OWNERSHIP           REGISTRATION NAME                       OWNERSHIP
----------------------------------------------    ---------------     ------------------------------------    -----------------

LARGE COMPANY INDEX
Gales & Co.                                       5.43%               Diocese of Albany Dep & Ln Fund         8.29%
Fleet Investment Services                                             c/o Norstar Trust Co.
Mutual Funds Unit - NY/RO/TO4A                                        Gales & Co.
159 East Main Street                                                  159 East Main
Rochester, NY  14638-0001                                             Rochester, NY  14638

Amvescap National Trust Company Age               19.06%              MUNICIPAL BOND
For Fleet National Bank FBO                                           Gales & Co.                             21.77%
FleetBoston Financial Savings Plus                                    Fleet Investment Services
P.O. Box 4054, Concord, CA 94524                                      Mutual Funds Unit -
                                                                      NY/RO/TO4A
Gales & Co.                                       6.76%               159 East Main Street
Fleet Investment Services                                             Rochester, NY  14638-0001
Mutual Funds Unit - NY/RO/TO4A
159 East Main Street                                                  Gales & Co.                             24.28%
Rochester, NY  14638-0001                                             Fleet Investment Services
                                                                      Mutual Funds Unit - NY/RO/TO4A
US TREASURY INDEX                                                     159 East Main Street
Gales & Co.                                       17.05%              Rochester, NY  14638-0001
Fleet Investment Services
Mutual Funds Unit -
NY/RO/TO4A
159 East Main Street
Rochester, NY  14638-0001

Gales & Co.                                       8.82%
Fleet Investment Services
Mutual Funds Unit -
NY/RO/TO4A
159 East Main Street
Rochester, NY  14638-0001

U.S. Clearing Corp.                               7.36%
FBO
097-00100-13
26 Broadway
New York, NY  10004-1703


         No person owned of record or was known by Galaxy II to own beneficially 5% or more of the outstanding shares of the Small Company Index Fund or the Utility Index Fund.

                              FINANCIAL STATEMENTS

         Galaxy II's Annual Report to Shareholders (the "Annual Report") with respect to the Funds for the fiscal year ended March 31, 2002 has been filed with the SEC. The financial statements in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements and Financial Highlights included in the Annual Report for the Funds for the fiscal years ended March 31, 2002, 2001, 2000 and 1999 have been audited by Galaxy II's independent auditors, Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated herein by reference in reliance upon the report given upon the authority of such firm as experts in accounting and auditing. The Financial Statements and Financial Highlights included in the Annual Report for the Funds for the fiscal year ended March 31, 1998 were audited by Galaxy II's former independent auditors, whose report dated May 8, 1998 expressed an unqualified opinion on such financial statements and financial highlights.

                                   APPENDIX A

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".

NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

STANDARD & POOR'S

       CREDITWATCH: CreditWatch highlights the potential direction of a short-or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

       RATING OUTLOOK: A Standard & Poor's Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

             - Positive means that a rating may be raised.
             - Negative means that a rating may be lowered.
             - Stable means that a rating is not likely to change.
             - Developing means a rating may be raised or lowered.
             - N.M. means not meaningful.

MOODY'S

        WATCHLIST: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events which, in Moody's opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody's Investors Services, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

FITCH

       WITHDRAWN: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

       RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

       RATING OUTLOOK: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative

Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody's Investment Grade ("MIG") and are divided into three levels - MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue's specific structural or credit features. The following summarizes the ratings by Moody's for these short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody's credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

                                 GALAXY FUND II
                                    FORM N-1A

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1) Declaration of Trust of Registrant dated February 22, 1990 is incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on November 2, 1998 ("PEA No. 25").

         (a)(2) Amendment No. 1 to Declaration of Trust of Registrant dated April 6, 1990 is incorporated herein by reference to Exhibit 1(b) to PEA No. 25.

         (a)(3) Amendment No. 2 to Declaration of Trust of Registrant dated June 30, 1994 is incorporated herein by reference to Exhibit 1(c) to PEA No. 25.

         (b)      By-Laws of Registrant are incorporated herein by reference to
                  Exhibit 2 to PEA No. 25.

         (b)(1) Amendment No. 1 to the By-Laws of Registrant is incorporated herein by reference to Exhibit (b)(1) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on July 27, 2001 ("PEA No. 28.")

         (c)(1) See Section 7 of Article III, Section 1 of Article IV, Section 2(d) of Article IV, Article IX, Section 1 of Article X,
                  Section 2 of Article X, Section 3 of Article XI, and Section 4 of Article XII of the Declaration of Trust of Registrant dated February 22, 1990, which is incorporated herein by reference to Exhibit (a)(1) to PEA No. 25.

         (c)(2) See Article 11 of the By-Laws of Registrant which are incorporated herein by reference to Exhibit (a)(2) to PEA No. 25.

         (d) Investment Advisory Agreement between Registrant and Fleet Investment Advisors Inc. dated June 30, 1994 is incorporated herein by reference to Exhibit 5 to PEA No. 25.

         (e)(1) Distribution Agreement between Registrant and PFPC Distributors, Inc. dated January 2, 2001 is incorporated herein by reference to Exhibit (e)(1) to PEA No. 28.

         (e)(2) Amendment No. 1 to Distribution Agreement between Registrant and PFPC Distributors, Inc. dated May 31, 2001 is incorporated herein by reference to Exhibit (e)(2) to PEA No. 28.

         (e)(3) Form of Distribution Agreement between Registrant and Liberty Fund Distributors, Inc.

         (f) The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan and Related Agreement effective as of January 1, 1997 is incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos.
                  33-33617/811-06051) filed with the Commission on May 30, 1997 ("PEA No. 22").

         (g)(1) Mutual Fund Custody Agreement among Registrant, The Chase Manhattan Bank, N.A. and Fleet National Bank dated April 1, 1994 is incorporated herein by reference to Exhibit 8 to PEA No. 25.

         (g)(2) Amendment to Mutual Fund Custody Agreement among Registrant, The Chase Manhattan Bank, N.A. and Fleet National Bank is incorporated herein by reference to Exhibit (g)(2) to PEA No. 28.

         (h)(1) Administration Agreement between Registrant and Fleet National Bank dated October 25, 1994 is incorporated herein by reference to Exhibit 9(a) to PEA No. 25.

         (h)(2) Form of Administration Agreement between the Trust and Fleet Investment Advisors, Inc.

         (h)(3) Sub-Administration Agreement between Fleet National Bank and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and The Shareholder Services Group, Inc., d/b/a 440 Financial dated March 31, 1995 is incorporated herein by reference to Exhibit 9(b) to PEA No. 25.

         (h)(4) Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated June 1, 1997 is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on July 29, 1998 ("PEA No. 24").

         (h)(5) Amendment No. 1 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated March 5, 1998 is incorporated herein by reference to Exhibit 9(d) to PEA No. 24.

         (h)(6) Amendment No. 2 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated April 1, 1998 is incorporated herein by reference to Exhibit 9(e) to PEA No. 24.

         (h)(7) Amendment No. 3 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated September 10, 1998 is incorporated herein by reference to Exhibit h(6) to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on July 28, 1999 ("PEA No. 26").

         (h)(8) Amendment No. 4 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank dated September 9, 1999 is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 33-33617/811-06051) filed with the Commission on May 31, 2000 ("PEA No. 27").

         (h)(9) Form of Amendment No. 5 to Transfer Agency and Services Agreement among Registrant, PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) and Fleet National Bank is incorporated herein by reference to Exhibit (h)(8) to PEA No. 28.

         (h)(10) Form of Shareholders' Servicing and Transfer Agent Agreement between the Trust and Liberty Funds Services, Inc.

         (h)(11) Services Agreement between Registrant and Columbia Trust Company dated October 1, 1997 is incorporated herein by reference to Exhibit 9(f) to PEA No. 24.

         (h)(12) Amendment No. 1 to Services Agreement between Registrant and Columbia Trust Company dated April 1, 1998 is incorporated herein by reference to Exhibit 9(g) to PEA No. 24.

         (h)(13) Form of Services Agreement among Registrant, Fleet National Bank and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) is incorporated herein by reference to
                  Exhibit 9(h) to PEA No. 24.

         (h)(14) NTF Program Service Agreement between the Registrant and U.S. Clearing Corporation dated July 1, 1999 is incorporated herein by reference to Exhibit (h)(12) to PEA No. 28.

         (h)(15) Form of Pricing and Bookkeeping Agreement between the Trust and Colonial Management Associates, Inc.

         (h)(16) Credit Agreement dated as of December 29, 1999 among the Registrant, The Galaxy Fund, The Galaxy VIP Fund, and Various Banks, Deutsche Bank Securities Inc. and Deutsche Bank AG, New York Branch is incorporated herein by reference to Exhibit
                  (h)(12) to PEA No. 27.

         (h)(17) Agreement and Plan of Reorganization between Galaxy Fund II and The Pillar Funds.

         (i) Opinion of Counsel that shares are validly issued, fully paid and non-assessable is incorporated herein by reference to
                  Exhibit 10 to PEA No. 24.

         (j)(1)   Consent of Ernst & Young LLP.

         (j)(2)   Consent of Drinker Biddle & Reath LLP.

         (k)      Not applicable.

         (l)(1) Purchase Agreement for Large Company Index Fund and Small Company Index Fund dated July 31, 1990 is incorporated herein by reference to Exhibit 13(a) to PEA No. 25.

         (l)(2) Purchase Agreement for U.S. Treasury Index Fund dated March 27, 1991 is incorporated herein by reference to Exhibit 13(b) to PEA No. 25.

         (l)(3) Purchase Agreement for Utility Index Fund dated November 3, 1992 is incorporated herein by reference to Exhibit 13(c) to PEA No. 25.

         (l)(4) Purchase Agreement for Municipal Bond Fund dated April 5, 1993 is incorporated herein by reference to Exhibit 13(d) to PEA No. 25.

         (m)      Not applicable.

         (n)      None.

         (o)      Not applicable.

         (p)(1) Code of Ethics - Registrant incorporated herein by reference to Exhibit (p)(1) to PEA No. 28.

         (p)(2) Code of Ethics - Fleet Investment Advisors Inc. incorporated herein by reference to Exhibit (p)(2) to PEA No. 27.

         (p)(3)   Code of Ethics - Liberty Fund Distributors, Inc.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is controlled by its Board of Trustees, the members of which also serve as members of the Board of Trustees of The Galaxy Fund and The Galaxy VIP Fund.

ITEM 25. INDEMNIFICATION

         Indemnification of Registrant's custodian and transfer agent against certain losses is provided for respectively in Section 20 of the Custody Agreement incorporated by reference herein as Exhibit (g)(1), and in Paragraph 20 of the form of Shareholders' Servicing and Transfer Agent Agreement filed herewith as Exhibit (h)(10). Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In addition, under Article XI, Sections 1 and 2 of the Declaration of Trust (the "Trust Agreement"), any past or present trustee or officer of Registrant, including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person of Registrant, and against amounts paid or incurred by him in the settlement thereof. These provisions do not authorize indemnification when it is determined, in the manner specified in the Trust Agreement, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Trust Agreement, that the Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by a Covered Person to repay those expenses to the Registrant in the event that it is ultimately determined that indemnification of the expenses is not authorized under the Trust Agreement and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the majority of disinterested Trustees or independent legal counsel determines, in the manner specified in the Trust Agreement, that there is reason to believe the Covered Person will be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities' being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

         The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

ITEM 27. PRINCIPAL UNDERWRITER


     (a) Prior to July 1, 2002, PFPC Distributors, Inc. ("PFPC Distributors") served as distributor for Galaxy Fund II as well as for AB Funds Trust, AFBA 5 Star Funds, Inc., Columbia Common Stock Fund, Inc., Columbia Growth Fund, Inc. Columbia International Stock Fund, Inc., Columbia Special Fund, Inc., Columbia Small Cap Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Balanced Fund, Inc., Columbia Daily Income Company, Columbia U.S. Government Securities Fund, Inc., Columbia Fixed Income Securities Fund, Inc., Columbia Municipal Bond Fund, Inc., Columbia High Yield Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Strategic Value Fund, Inc., Columbia Technology Fund, Inc., Deutsche Asset Management VIT Funds, Forward Funds, Inc., The Galaxy Fund, The Galaxy VIP Fund, GAMNA Series Funds, Inc., Harris Insight Funds Trust, Hillview Investment Trust II, International Dollar Reserve Fund I, Ltd., Kalmar Pooled Investment Trust, Matthews International Funds, Metropolitan West Funds, New Covenant Funds, Pictet Funds, The RBB Fund, Inc., RS Investment Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Whitehall Funds Trust, Wilshire Target Funds, Inc., WPG Large Cap Growth Fund, WPG Tudor Fund, WT Investment Trust,

         BlackRock Provident Institutional Funds and BlackRock Funds, Inc. (distributed by BlackRock Distributors, Inc., a wholly- owned subsidiary of PFPC Distributors), Northern Funds Trust and
         Northern Institutional Funds Trust (distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors), The Offit Investment Fund, Inc. and the Offit Variable Insurance Fund, Inc. (distributed by Offit Funds Distributor, Inc., a wholly-owned subsidiary of PFPC Distributors), and ABN AMRO Funds (distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of PFPC Distributors).

     (b) The information required by this Item 27 (b) with respect to each director, officer, or partner of PFPC Distributors is incorporated by reference to Schedule A of Form BD filed by PFPC Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

     (c) Effective July 1, 2002, Liberty Funds Distributors, Inc. ("LFD"), a subsidiary of Colonial Management Associates, Inc. serves as distributor for Galaxy Fund II as well as for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, Stein Roe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty- Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Stein-Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wagner Advisors Trust and Liberty Acorn Trust.

     (d) The information required by this Item 27 (d) with respect to each director, officer or partner of LFD is incorporated by reference to Schedule A of Form BD filed by LFD with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-44998).

     (e) PFPC Distributors received no compensation from the Registrant for distribution of its shares and LFD will receive no compensation from the Registrant for distribution of its shares.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) Fleet Investment Advisors Inc., 100 Federal Street, Boston, Massachusetts 02110 (records relating to its functions as investment adviser to all of the Registrant's Funds and, effective July 1, 2002, records relating to its function as administrator);

         (2) PFPC Distributors Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as (1) prior to July 1, 2002, distributor and (2) sub-administrator);

         (3) Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111 (effective July 1, 2002, records relating to its function as distributor);

         (4) Fleet National Bank, 100 Federal Street, Boston, MA 02110 (prior to July 1, 2002, records relating to its functions as administrator);

         (5) PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), 4400 Computer Drive, Westborough, MA 01581-5108 (prior to July 1, 2002, records relating to its functions as transfer agent);

         (6) Liberty Funds Services, Inc., One Financial Center, Boston, MA 02111 (effective July 1, 2002, records relating to its function as transfer agent);

         (7) Colonial Management Associates, Inc., One Financial Center, Boston, MA 02111 (effective July 1, 2002, records relating to its function as fund accountant);

         (8) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103 (Registrant's Declaration of Trust, By-Laws and Minute Books);

         (9) The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081 (records relating to its functions as custodian).

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bonita Springs, State of Florida, on the 30th day of May.

                                    GALAXY FUND II
                                   Registrant

                                    By:/s/ John T. O'Neill
                                       -------------------
                                       John T. O'Neill
                                       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 29 to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                           TITLE                    DATE

/s/ John T. O'Neill                  Trustee, President          May 30, 2002
------------------------             and Treasurer
John T. O'Neill

* Dwight E. Vicks, Jr.               Chairman of the             May 30, 2002
------------------------             Board of Trustees
  Dwight E. Vicks, Jr.

* Louis DeThomasis                   Trustee                     May 30, 2002
------------------------
  Louis DeThomasis

* Kenneth A. Froot                   Trustee                     May 30, 2002
------------------------
  Kenneth A. Froot

* James M. Seed                      Trustee                     May 30, 2002
------------------------
  James M. Seed


*By:/s/ John T. O'Neill
    -------------------
       John T. O'Neill
       Attorney-in-Fact

                                 GALAXY FUND II

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 16, 1996                        /s/ Dwight E. Vicks, Jr.
                                            ------------------------
                                            Dwight E. Vicks, Jr.

                                 GALAXY FUND II

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 24, 1996                        /s/ Brother Louis DeThomasis
                                            ----------------------------
                                            Brother Louis DeThomasis

                                 GALAXY FUND II

                                POWER OF ATTORNEY


               KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, and either of them, his true and lawful attorney-in-fact and agent, with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, of Galaxy Fund II (the "Trust"), to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.



Dated:  December 27, 2000                          /s/ Kenneth A. Froot
                                                   --------------------
                                                   Kenneth A. Froot

                                 GALAXY FUND II

                                POWER OF ATTORNEY

        KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints John T. O'Neill and W. Bruce McConnel, III, and either of them his true and lawful attorney-in fact and agent with full power of substitution or resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys, or either of them, may lawfully do or cause to be done by virtue hereof.




Dated: July 18, 1996                        /s/ James M. Seed
                                            -----------------
                                            James M. Seed

EXHIBIT INDEX

         (e)(3) Form of Distribution Agreement between Registrant and Liberty Fund Distributors, Inc.

         (h)(2) Form of Administration Agreement between the Trust and Fleet Investment Advisors, Inc.

         (h)(10) Form of Shareholders' Servicing and Transfer Agent Agreement between the Trust and Liberty Funds Services, Inc.

         (h)(15) Form of Pricing and Bookkeeping Agreement between the Trust and Colonial Management Associates, Inc.

         (h)(17) Agreement and Plan of Reorganization between Galaxy Fund II and The Pillar Funds.

         (j)(1)   Consent of Ernst & Young LLP.

         (j)(2)   Consent of Drinker Biddle & Reath LLP.

         (p)(3)   Code of Ethics - Liberty Fund Distributors, Inc.